UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Kathleen A. McGah, Esq.
   Vice President, Chief Legal Officer,             John H. Beers, Esq.
   Counsel and Secretary for Registrant         Vice President and Counsel
      Phoenix Life Insurance Company          Phoenix Life Insurance Company
             One American Row                        One American Row
          Hartford, CT 06103-2899                Hartford, CT 06103-2899
   -------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                  [PHOENIX LOGO]

                                                               SEMIANNUAL REPORT

                                                                THE PHOENIX EDGE
                                                                     SERIES FUND

                                                          Variable Products Fund

                                                                   June 30, 2008

                               TABLE OF CONTENTS

                                                                                                      PAGE
                                                                                                      ----
A Message from the President .....................................................................       1
Disclosure of Fund Expenses ......................................................................       2
Portfolio Holdings Summaries .....................................................................       4
Schedules of Investments
   Phoenix Capital Growth Series ("Capital Growth Series") .......................................       6
   Phoenix Growth and Income Series ("Growth and Income Series") .................................       8
   Phoenix Mid-Cap Growth Series ("Mid-Cap Growth Series") .......................................      11
   Phoenix Money Market Series ("Money Market Series") ...........................................      13
   Phoenix Multi-Sector Fixed Income Series ("Multi-Sector Fixed Income Series") .................      14
   Phoenix Multi-Sector Short Term Bond Series ("Multi-Sector Short Term Bond Series") ...........      22
   Phoenix Strategic Allocation Series ("Strategic Allocation Series") ...........................      29
   Phoenix-Aberdeen International Series ("Aberdeen International Series") .......................      37
   Phoenix-Alger Small-Cap Growth Series ("Alger Small-Cap Growth Series") .......................      39
   Phoenix-Duff & Phelps Real Estate Securities Series ("Duff & Phelps Real Estate
   Securities Series") ...........................................................................      41
   Phoenix Dynamic Asset Allocation Series: Aggressive Growth ("Dynamic Asset Allocation
   Series:Aggressive Growth") ....................................................................      42
   Phoenix Dynamic Asset Allocation Series: Growth ("Dynamic Asset Allocation Series:
   Growth") ......................................................................................      43
   Phoenix Dynamic Asset Allocation Series: Moderate ("Dynamic Asset Allocation Series:
   Moderate") ....................................................................................      44
   Phoenix Dynamic Asset Allocation Series: Moderate Growth ("Dynamic Asset Allocation
   Series:Moderate Growth") ......................................................................      45
   Phoenix-Sanford Bernstein Mid-Cap Value Series ("Sanford Bernstein Mid-Cap Value Series") .....      46
   Phoenix-Sanford Bernstein Small-Cap Value Series ("Sanford Bernstein Small-Cap Value
   Series") ......................................................................................      48
   Phoenix-Van Kampen Comstock Series ("Van Kampen Comstock Series") .............................      50
   Phoenix-Van Kampen Equity 500 Index Series ("Van Kampen Equity 500 Index Series") .............      52
Statements of Assets and Liabilities .............................................................      58
Statements of Operations .........................................................................      62
Statements of Changes In Net Assets ..............................................................      66
Financial Highlights .............................................................................      72
Notes to Financial Statements ....................................................................      78
Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements ...............      86

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

      The advisor and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the series voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

      The Fund files a complete schedule of portfolio holdings for each series with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

Not FDIC Insured               No Bank Guarantee                  May Lose Value

                          A MESSAGE FROM THE PRESIDENT

Dear Phoenix Edge Series Fund Shareholder:

We are pleased to provide you with the semiannual report for the Phoenix Edge Series Fund for the six months ended June 30, 2008. It provides performance and information about the underlying investments of your Phoenix variable annuity contract or variable life insurance policy.

We encourage you to work with a trusted financial professional to ensure that your investment strategy remains consistent with your financial goals. You may also wish to visit our Web site, phoenixwm.com, to learn about the current selection of variable investments available to you.

As always, we thank you for choosing Phoenix to be part of your financial plan.

Sincerely yours,

/s/ Philip K. Polkinghorn

Philip K. Polkinghorn
President, The Phoenix Edge Series Fund

August 2008

                          THE PHOENIX EDGE SERIES FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2008 TO JUNE 30, 2008

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of The Phoenix Edge Series Fund, you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in one of the series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your series' costs in two ways.

ACTUAL EXPENSES

      This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, this section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE

                                                    Beginning          Ending      Annualized     Expenses Paid
                                                  Account Value    Account Value     Expense         During
                                                 January 1, 2008   June 30, 2008      Ratio          Period*
                                                 ---------------   -------------   -----------    -------------
CAPITAL GROWTH SERIES
ACTUAL                                           $      1,000.00   $      904.10          0.92%   $        4.36
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                        1,000.00        1,020.23          0.92             4.63
GROWTH AND INCOME SERIES
ACTUAL                                           $      1,000.00   $      879.90          0.85%   $        3.97
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                        1,000.00        1,020.58          0.85             4.28
MID-CAP GROWTH SERIES
ACTUAL                                           $      1,000.00   $      883.50          1.08%   $        5.06
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                        1,000.00        1,019.43          1.08             5.44
MONEY MARKET SERIES
ACTUAL                                           $      1,000.00   $    1,013.80          0.59    $        2.95
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                        1,000.00        1,021.89          0.59             2.97
MULTI-SECTOR FIXED INCOME SERIES
ACTUAL                                           $      1,000.00   $      991.50          0.75%   $        3.71
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                        1,000.00        1,021.09          0.75             3.78
MULTI-SECTOR SHORT TERM BOND SERIES
ACTUAL                                           $      1,000.00   $    1,001.90          0.70    $        3.48
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                        1,000.00        1,021.34          0.70             3.52
STRATEGIC ALLOCATION SERIES
ACTUAL                                           $      1,000.00   $      926.30          0.85%   $        4.07
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                        1,000.00        1,020.58          0.85             4.28
ABERDEEN INTERNATIONAL SERIES
ACTUAL                                           $      1,000.00   $      945.00          0.99%   $        4.79
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                        1,000.00        1,019.88          0.99             4.98
ALGER SMALL-CAP GROWTH SERIES
ACTUAL                                           $      1,000.00   $      845.00          1.00%   $        4.59
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                        1,000.00        1,019.83          1.00             5.03
DUFF & PHELPS REAL ESTATE SECURITIES SERIES
ACTUAL                                           $      1,000.00   $      971.40          1.00%   $        4.90
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                        1,000.00        1,019.83          1.00             5.03

                          THE PHOENIX EDGE SERIES FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2008 TO JUNE 30, 2008

EXPENSE TABLE

                                                               Beginning        Ending       Annualized     Expenses Paid
                                                            Account Value    Account Value    Expense         During
                                                            January 1,2008   June 30, 2008     Ratio          Period*
                                                            --------------   -------------   -----------    -------------
DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH (#)
ACTUAL                                                      $     1,000.00   $      921.90          0.70%   $        3.34
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                  1,000.00        1,021.34          0.70             3.52
DYNAMIC ASSET ALLOCATION SERIES: GROWTH (#)
ACTUAL                                                      $     1,000.00   $      941.50          0.70%   $        3.38
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                  1,000.00        1,021.34          0.70             3.52
DYNAMIC ASSET ALLOCATION SERIES: MODERATE (#)
ACTUAL                                                      $     1,000.00   $      982.50          0.70%   $        3.45
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                  1,000.00        1,021.34          0.70             3.52
DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH (#)
ACTUAL                                                      $     1,000.00   $      955.30          0.70%   $        3.40
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                  1,000.00        1,021.34          0.70             3.52
SANFORD BERNSTEIN MID-CAP VALUE SERIES
ACTUAL                                                      $     1,000.00   $      934.30          1.30%   $        6.25
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                  1,000.00        1,018.32          1.30             6.54
SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
ACTUAL                                                      $     1,000.00   $      886.40          1.30%   $        6.10
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                  1,000.00        1,018.32          1.30             6.54
VAN KAMPEN COMSTOCK SERIES
ACTUAL                                                      $     1,000.00   $      833.90          0.95%   $        4.33
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                  1,000.00        1,020.08          0.95             4.78
VAN KAMPEN EQUITY 500 INDEX SERIES
ACTUAL                                                      $     1,000.00   $      878.40          0.50%   $        2.34
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                  1,000.00        1,022.35          0.50             2.52

* Expenses are equal to the series' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
      (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 days to reflect the one-half year period.

# For series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

      You can find more information about the series' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs including contractual charges associated with the separate account refer to the series prospectus and the contract prospectus.

                          THE PHOENIX EDGE SERIES FUND
                      PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                           JUNE 30, 2008 (UNAUDITED)

For each series, the following tables present asset allocations within certain sectors or countries and as a percentage of total investments attributable to each sector and/or country.

                          PHOENIX CAPITAL GROWTH SERIES

Information Technology                                                        26%
Industrials                                                                   16
Energy                                                                        16
Health Care                                                                   14
Consumer Discretionary                                                         8
Consumer Staples                                                               6
Financials                                                                     4
Other                                                                         10

                          PHOENIX MID-CAP GROWTH SERIES

Industrials                                                                   22%
Energy                                                                        18
Information Technology                                                        17
Health Care                                                                   15
Consumer Discretionary                                                        12
Telecommunication Services                                                     5
Financials                                                                     5
Other                                                                          6

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

Domestic Corporate Bonds                                                      30%
Foreign Government Securities                                                 16
Domestic Loan Agreements                                                      15
Foreign Corporate Bonds                                                       14
Agency Mortgage-Backed Securities                                             11
Non-Agency Mortgage-Backed Securities                                          6
Municipal Bonds                                                                4
Other                                                                          4

                       PHOENIX STRATEGIC ALLOCATION SERIES

Domestic Common Stocks                                                        55%
   Information Technology                                                     11%
   Energy                                                                      9
   Other                                                                      35
Domestic Corporate Bonds                                                      11
Non-Agency Mortgage-Backed Securities                                         10
Agency Mortgage-Backed Securities                                              9
Other                                                                         15

                        PHOENIX GROWTH AND INCOME SERIES

Information Technology                                                        19%
Energy                                                                        16
Financials                                                                    16
Health Care                                                                   14
Industrials                                                                   11
Consumer Discretionary                                                        10
Consumer Staples                                                               8
Other                                                                          6

                           PHOENIX MONEY MARKET SERIES

Commercial Paper                                                              58%
Medium Term Notes                                                             23
Federal Agency Securities                                                     19

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES

Domestic Corporate Bonds                                                      22%
Foreign Government Securities                                                 14
Non-Agency Mortgage-Backed Securities                                         13
Agency Mortgage-Backed Securities                                             13
Domestic Loan Agreements                                                      12
Foreign Corporate Bonds                                                       10
Agency Asset-Backed Securities                                                 7
Other                                                                          9

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

United Kingdom                                                                16%
Japan                                                                         14
Germany                                                                       13
Switzerland                                                                    7
Italy                                                                          6
Hong Kong                                                                      6
Sweden                                                                         5
Other                                                                         33

                          THE PHOENIX EDGE SERIES FUND
                     PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                     JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

Information Technology                                                        24%
Industrials                                                                   18
Health Care                                                                   18
Energy                                                                        15
Consumer Discretionary                                                        13
Financials                                                                     4
Materials                                                                      3
Other                                                                          5

                    PHOENIX DYNAMIC ASSET ALLOCATION SERIES:
                                AGGRESSIVE GROWTH

Domestic Equity ETF's                                                         72%
International ETF's                                                           28

                PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE

Fixed Income ETF's                                                            49%
Domestic Equity ETF's                                                         38
International ETF's                                                           13

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

Industrials                                                                   22%
Financials                                                                    19
Materials                                                                     12
Consumer Staples                                                               9
Information Technology                                                         9
Consumer Discretionary                                                         7
Utilities                                                                      6
Other                                                                         16

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES

Financials                                                                    25%
Consumer Staples                                                              20
Health Care                                                                   17
Consumer Discretionary                                                        15
Materials                                                                      7
Information Technology                                                         7
Telecommunication Services                                                     6
Other                                                                          3

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

Office                                                                        20%
Regional Malls                                                                17
Apartments                                                                    14
Shopping Centers                                                              12
Health Care                                                                   11
Industrial                                                                     8
Self Storage                                                                   5
Other                                                                         13

                 PHOENIX DYNAMIC ASSET ALLOCATION SERIES: GROWTH

Domestic Equity ETF's                                                         61%
International ETF's                                                           23
Fixed Income ETF's                                                            16

                    PHOENIX DYNAMIC ASSET ALLOCATION SERIES:
                                 MODERATE GROWTH

Domestic Equity ETF's                                                         52%
Fixed Income ETF's                                                            30
International ETF's                                                           18

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

Industrials                                                                   24%
Financials                                                                    22
Materials                                                                     13
Consumer Discretionary                                                        11
Health Care                                                                   11
Consumer Staples                                                              10
Information Technology                                                         8
Other                                                                          1

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

Energy                                                                        16%
Information Technology                                                        16
Financials                                                                    14
Industrials                                                                   12
Health Care                                                                   12
Consumer Staples                                                              11
Consumer Discretionary                                                         8
Other                                                                         11

                          PHOENIX CAPITAL GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                     SHARES        VALUE
                                                                     -------      -------
DOMESTIC COMMON STOCKS--93.7%
AEROSPACE & DEFENSE--3.4%
Goodrich Corp.                                                        85,250      $ 4,046
Lockheed Martin Corp.                                                 73,600        7,261
                                                                                  -------
                                                                                   11,307
                                                                                  -------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
State Street Corp.                                                    31,100        1,990
                                                                                  -------

BIOTECHNOLOGY--3.7%
Gilead Sciences, Inc. (b)                                            232,064       12,288
                                                                                  -------

COAL & CONSUMABLE FUELS--3.1%
Massey Energy Co.                                                    111,400       10,444
                                                                                  -------

COMMODITY CHEMICALS--0.7%
Celanese Corp. Series A                                               51,100        2,333
                                                                                  -------

COMMUNICATIONS EQUIPMENT--2.8%
Cisco Systems, Inc. (b)                                              398,496        9,269
                                                                                  -------

COMPUTER & ELECTRONICS RETAIL--0.5%
GameStop Corp. Class A (b)                                            39,800        1,608
                                                                                  -------

COMPUTER HARDWARE--5.1%
Apple, Inc. (b)                                                       57,050        9,552
Hewlett-Packard Co.                                                  170,266        7,528
                                                                                  -------
                                                                                   17,080
                                                                                  -------

COMPUTER STORAGE & PERIPHERALS--2.2%
Western Digital Corp. (b)                                            216,100        7,462
                                                                                  -------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--1.8%
Deere & Co.                                                           85,200        6,145
                                                                                  -------

DATA PROCESSING & OUTSOURCED SERVICES--1.6%
MasterCard, Inc., Class A                                             19,750        5,244
                                                                                  -------

ENVIRONMENTAL & FACILITIES SERVICES--2.1%
Allied Waste Industries, Inc. (b)                                    564,400        7,123
                                                                                  -------

FERTILIZERS & AGRICULTURAL CHEMICALS--2.1%
Monsanto Co.                                                          56,500        7,144
                                                                                  -------

FOOD RETAIL--0.8%
Kroger Co. (The)                                                      93,400        2,696
                                                                                  -------

FOOTWEAR--1.7%
NIKE, Inc. Class B                                                    95,900        5,717
                                                                                  -------

GENERAL MERCHANDISE STORES--1.6%
Big Lots, Inc. (b)                                                   175,450        5,481
                                                                                  -------

HEALTH CARE EQUIPMENT--1.3%
Baxter International, Inc.                                            68,050        4,351
                                                                                  -------

HEALTH CARE SERVICES--3.0%
Express Scripts, Inc. (b)                                            125,850        7,894
Medco Health Solutions, Inc. (b)                                      43,500        2,053
                                                                                  -------
                                                                                    9,947
                                                                                  -------

HOME ENTERTAINMENT SOFTWARE--0.8%
Activision, Inc. (b)                                                  75,950        2,588
                                                                                  -------

HOUSEHOLD PRODUCTS--2.2%
Colgate-Palmolive Co.                                                104,931        7,251
                                                                                  -------

HYPERMARKETS & SUPER CENTERS--2.5%
Wal-Mart Stores, Inc.                                                148,125        8,325
                                                                                  -------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--2.5%
AES Corp. (The) (b)                                                  120,000        2,305
NRG Energy, Inc. (b)                                                 139,100        5,968
                                                                                  -------
                                                                                    8,273
                                                                                  -------

INDUSTRIAL CONGLOMERATES--2.9%
General Electric Co.                                                  69,150        1,845
Walter Industries, Inc.                                               71,000        7,723
                                                                                  -------
                                                                                    9,568
                                                                                  -------

INTEGRATED OIL & GAS--2.1%
Exxon Mobil Corp.                                                     33,100        2,917
Occidental Petroleum Corp.                                            44,850        4,030
                                                                                  -------
                                                                                    6,947
                                                                                  -------

INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc. (b)                                                       154,800        4,231
                                                                                  -------
INVESTMENT BANKING & BROKERAGE--2.3%
Charles Schwab Corp. (The)                                           141,100        2,898
Goldman Sachs Group, Inc. (The)                                       10,650        1,863
Morgan Stanley                                                        80,795        2,914
                                                                                  -------
                                                                                    7,675
                                                                                  -------

LIFE SCIENCES TOOLS & SERVICES--2.5%
Invitrogen Corp. (b)                                                 116,600        4,578
Waters Corp. (b)                                                      56,500        3,644
                                                                                  -------
                                                                                    8,222
                                                                                  -------

MANAGED HEALTH CARE--0.6%
Humana, Inc. (b)                                                      53,800        2,140
                                                                                  -------

METAL & GLASS CONTAINERS--2.0%
Owens-Illinois, Inc. (b)                                             159,950        6,668
                                                                                  -------

MOVIES & ENTERTAINMENT--2.3%
Walt Disney Co. (The)                                                249,200        7,775
                                                                                  -------

OIL & GAS DRILLING--5.5%
Helmerich & Payne, Inc.                                              138,275        9,958
Patterson-UTI Energy, Inc.                                           105,125        3,789
Unit Corp. (b)                                                        53,750        4,460
                                                                                  -------
                                                                                   18,207
                                                                                  -------

OIL & GAS EQUIPMENT & SERVICES--1.7%
Halliburton Co.                                                       63,000        3,343
National Oilwell Varco, Inc. (b)                                      26,675        2,367
                                                                                  -------
                                                                                    5,710
                                                                                  -------

OIL & GAS EXPLORATION & PRODUCTION--3.2%
W&T Offshore, Inc.                                                   183,325       10,726
                                                                                  -------

PHARMACEUTICALS--3.2%
Merck & Co., Inc.                                                     80,800        3,045
Watson Pharmaceuticals, Inc. (b)                                     143,125        3,889
Wyeth                                                                 76,168        3,653
                                                                                  -------
                                                                                   10,587
                                                                                  -------

PROPERTY & CASUALTY INSURANCE--1.1%
Berkley (W.R.) Corp.                                                 151,000        3,648
                                                                                  -------

RAILROADS--3.9%
Burlington Northern Santa Fe Corp.                                    61,600        6,153
Norfolk Southern Corp.                                               107,450        6,734
                                                                                  -------
                                                                                   12,887
                                                                                  -------

RESTAURANTS--1.9%
Yum! Brands, Inc.                                                    180,400        6,330
                                                                                  -------

SEMICONDUCTOR EQUIPMENT--1.2%
Applied Materials, Inc.                                              124,100        2,369
MEMC Electronic Materials,Inc. (b)                                    27,450        1,689
                                                                                  -------
                                                                                    4,058
                                                                                  -------

SEMICONDUCTORS--3.1%
Broadcom Corp. Class A (b)                                            74,650        2,037
Intel Corp.                                                          328,950        7,066
NVIDIA Corp. (b)                                                      73,649        1,379
                                                                                  -------
                                                                                   10,482
                                                                                  -------

SYSTEMS SOFTWARE--6.8%
Microsoft Corp.                                                      394,129       10,842
Oracle Corp. (b)                                                     568,000       11,928
                                                                                  -------
                                                                                   22,770
                                                                                  -------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 272,342)                                                       312,697
                                                                                  -------

FOREIGN COMMON STOCKS (c)--5.1%

COMMUNICATIONS EQUIPMENT--0.9%
Nokia Oyj Sponsored ADR (Finland)                                     67,100        1,644
Nortel Networks Corp. (Canada) (b)                                       119            1
Research In Motion Ltd. (Canada) (b)                                  13,125        1,534
                                                                                  -------
                                                                                    3,179
                                                                                  -------

DIVERSIFIED METALS & MINING--2.7%
Freeport-McMoRan Copper & Gold, Inc.(United States) (c)               76,000        8,907
                                                                                  -------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
AU Optronics Corp. Sponsored ADR (Taiwan)                            175,400        2,778

                       See Notes to Financial Statements

                          PHOENIX CAPITAL GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                     SHARES        VALUE
                                                                     -------      -------
ELECTRONIC EQUIPMENT MANUFACTURERS--CONTINUED
LG Display Co., Ltd. ADR (South Korea)                               123,850      $ 2,314
                                                                                  -------
                                                                                    5,092
                                                                                  -------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 13,387)                                                         17,178
                                                                                  -------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $ 285,729)                                                       329,875
                                                                                  -------

SHORT-TERM INVESTMENTS--1.3%

                                                                      PAR
                                                                     VALUE
                                                                   --------
COMMERCIAL PAPER (d)--1.3%
Cintas Corp. No. 2
   2.500% due 7/1/08                                               $  4,325         4,325
                                                                                ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 4,325)                                                           4,325
                                                                                ---------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $ 290,054)                                                       334,200 (a)

Other assets and liabilities, net--(0.1)%                                            (348)
                                                                                ---------
NET ASSETS--100.0%                                                              $ 333,852
                                                                                =========

----------
ABBREVIATIONS:

ADR   American Depositary Receipt

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $56,197 and gross depreciation of $14,324 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $292,327.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                        PHOENIX GROWTH AND INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                 SHARES           VALUE
                                                              ------------     ------------
DOMESTIC COMMON STOCKS--97.1%

ADVERTISING--0.3%
Omnicom Group, Inc.                                                  8,400     $        377
                                                                               ------------
AEROSPACE & DEFENSE--4.9%
Boeing Co. (The)                                                    17,900            1,176
General Dynamics Corp.                                               5,100              429
Honeywell International, Inc.                                       14,800              744
Lockheed Martin Corp.                                               11,500            1,135
Northrop Grumman Corp.                                               7,800              522
Raytheon Co.                                                         8,300              467
United Technologies Corp.                                           28,100            1,734
                                                                               ------------
                                                                                      6,207
                                                                               ------------

APPAREL RETAIL--0.5%
Abercrombie & Fitch Co.,
Class A                                                              1,100               69
Gap, Inc. (The)                                                     21,300              355
TJX Cos., Inc. (The)                                                 5,200              164
                                                                               ------------
                                                                                        588
                                                                               ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Coach, Inc.(b)                                                       6,700              194
Quiksilver, Inc.(b)                                                 21,200              208
VF Corp.                                                             4,200              299
                                                                               ------------
                                                                                        701
                                                                               ------------

APPLICATION SOFTWARE--0.3%
Adobe Systems, Inc.(b)                                              11,000              433
                                                                               ------------

ASSET MANAGEMENT & CUSTODY BANKS--3.5%
Ameriprise Financial, Inc.                                           8,600              350
Bank of New York Mellon
Corp. (The)                                                         47,315            1,790
Federated Investors, Inc.
Class B                                                              8,100              279
Northern Trust Corp.                                                 9,500              651
SEI Investments Co.                                                 11,300              266
State Street Corp.                                                  17,100            1,094
                                                                               ------------
                                                                                      4,430
                                                                               ------------

AUTO PARTS & EQUIPMENT--0.3%
Autoliv, Inc.                                                        4,100              191
Lear Corp.(b)                                                       15,200              216
                                                                               ------------
                                                                                        407
                                                                               ------------

AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co.(b)                                                   19,706               95
General Motors Corp.                                                40,700              468
                                                                               ------------
                                                                                        563
                                                                               ------------

BIOTECHNOLOGY--1.0%
Amgen, Inc.(b)                                                      14,600              689
Cephalon, Inc.(b)                                                    8,000              533
                                                                               ------------
                                                                                      1,222
                                                                               ------------

BROADCASTING & CABLE TV--0.5%
CBS Corp. Class B                                                   31,900              622
                                                                               ------------

COAL & CONSUMABLE FUELS--0.2%
Massey Energy Co.                                                    2,000              187
                                                                               ------------

COMMERCIAL PRINTING--0.4%
Donnelley (R.R.) & Sons Co.                                         16,800              499
                                                                               ------------

COMMUNICATIONS EQUIPMENT--2.2%
Cisco Systems, Inc.(b)                                              82,200            1,912
Corning, Inc.                                                        9,700              224
Emulex Corp.(b)                                                     16,400              191
JDS Uniphase Corp.(b)                                               22,800              259
Juniper Networks, Inc.(b)                                            8,500              188
                                                                               ------------
                                                                                      2,774
                                                                               ------------

COMPUTER & ELECTRONICS RETAIL--0.3%
Best Buy Co., Inc.                                                  11,000              436
                                                                               ------------

COMPUTER HARDWARE--4.9%
Hewlett-Packard Co.                                                 62,300            2,754
International Business
   Machines Corp.                                                   29,100            3,449
                                                                               ------------
                                                                                      6,203
                                                                               ------------

COMPUTER STORAGE & PERIPHERALS--0.3%
NetApp, Inc.(b)                                                     13,000              282
QLogic Corp.(b)                                                      9,400              137
                                                                               ------------
                                                                                        419
                                                                               ------------

CONSTRUCTION & ENGINEERING--0.5%
KBR, Inc.                                                           11,900              415
Perini Corp.(b)                                                      6,800              225
                                                                               ------------
                                                                                        640
                                                                               ------------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.4%
AGCO Corp.(b)                                                        7,300              383
Cummins, Inc.                                                        2,400              157
                                                                               ------------
                                                                                        540
                                                                               ------------

CONSUMER FINANCE--0.3%
American Express Co.                                                 9,000              339
                                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Automatic Data Processing,
   Inc.                                                             16,400              687
Western Union Co. (The)                                             13,700              339
                                                                               ------------
                                                                                      1,026
                                                                               ------------

DEPARTMENT STORES--0.3%
Macy's, Inc.                                                        21,800              423
                                                                               ------------

DIVERSIFIED BANKS--0.9%
Wells Fargo & Co.                                                   50,400            1,197
                                                                               ------------

DIVERSIFIED CHEMICALS--0.3%
Dow Chemical Co. (The)                                              11,500              401
                                                                               ------------

DIVERSIFIED METALS & MINING--0.4%
Southern Copper Corp.                                                4,800              512
                                                                               ------------

DRUG RETAIL--0.3%
Longs Drug Stores Corp.                                              8,800              371
                                                                               ------------

ELECTRIC UTILITIES--0.5%
Duke Energy Corp.                                                   34,700              603
                                                                               ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.3%
Acuity Brands, Inc.                                                  7,800              375
Emerson Electric Co.                                                25,300            1,251
                                                                               ------------
                                                                                      1,626
                                                                               ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Agilent Technologies, Inc.(b)                                       10,700              380
                                                                               ------------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Tyco Electronics Ltd.                                                7,400              265
                                                                               ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Waste Management, Inc.                                              12,000              453
                                                                               ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Terra Industries, Inc.                                               5,500              271
                                                                               ------------

FOOD DISTRIBUTORS--1.0%
SYSCO Corp.                                                         46,600            1,282
                                                                               ------------

FOOD RETAIL--0.6%
Kroger Co. (The)                                                    15,500              448
SUPERVALU, Inc.                                                      9,300              287
                                                                               ------------
                                                                                        735
                                                                               ------------

FOOTWEAR--0.6%
NIKE, Inc. Class B                                                  13,000              775
                                                                               ------------

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                                    9,700              303
Dollar Tree, Inc.(b)                                                 5,100              167
                                                                               ------------
                                                                                        470
                                                                               ------------

HEALTH CARE DISTRIBUTORS--1.1%
Cardinal Health, Inc.                                               26,100            1,346
                                                                               ------------
HEALTH CARE EQUIPMENT--0.5%
Boston Scientific Corp.(b)                                          51,900              638
                                                                               ------------

HOME IMPROVEMENT RETAIL--0.2%
Sherwin-Williams Co. (The)                                           5,300              243
                                                                               ------------
HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                                  5,900              264
                                                                               ------------

HOUSEHOLD PRODUCTS--1.6%
Clorox Co. (The)                                                     6,300              329
Kimberly-Clark Corp.                                                 6,700              400
Procter & Gamble Co. (The)                                          20,700            1,259
                                                                               ------------
                                                                                      1,988
                                                                               ------------

                       See Notes to Financial Statements

                        PHOENIX GROWTH AND INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                 SHARES            VALUE
                                                              ------------     ------------
HYPERMARKETS & SUPER CENTERS--1.2%
BJ's Wholesale Club, Inc.(b)                                        11,300     $        437
Wal-Mart Stores, Inc.                                               19,200            1,079
                                                                               ------------
                                                                                      1,516
                                                                               ------------

INDUSTRIAL CONGLOMERATES--0.8%
Tyco International Ltd.                                             25,425            1,018
                                                                               ------------

INDUSTRIAL MACHINERY--1.9%
Dover Corp.                                                          6,700              324
Eaton Corp.                                                         11,700              994
Gardner Denver, Inc.(b)                                              5,200              296
Illinois Tool Works, Inc.                                            4,300              204
Ingersoll-Rand Co., Ltd.
   Class A                                                           3,500              131
Parker Hannifin Corp.                                                7,050              503
                                                                               ------------
                                                                                      2,452
                                                                               ------------

INDUSTRIAL REITS--0.3%
First Industrial Realty Trust, Inc.                                 11,800              324
                                                                               ------------

INSURANCE BROKERS--0.4%
AON Corp.                                                           10,200              469
                                                                               ------------

INTEGRATED OIL & GAS--12.7%
Chevron Corp.                                                       25,200            2,498
ConocoPhillips                                                      35,700            3,370
Exxon Mobil Corp.                                                   71,600            6,310
Occidental Petroleum Corp.                                          44,600            4,008
                                                                               ------------
                                                                                     16,186
                                                                               ------------

INTEGRATED TELECOMMUNICATION SERVICES--4.5%
AT&T, Inc.                                                         104,505            3,521
Embarq Corp.                                                         6,300              298
Verizon Communications, Inc.                                        27,600              977
Windstream Corp.                                                    71,500              882
                                                                               ------------
                                                                                      5,678
                                                                               ------------

INTERNET RETAIL--0.3%
Expedia, Inc.(b)                                                     7,200              132
IAC/InterActiveCorp.(b)                                             13,300              257
                                                                               ------------
                                                                                        389
                                                                               ------------

INTERNET SOFTWARE & SERVICES--1.4%
eBay, Inc.(b)                                                       32,600              891
Google, Inc. Class A (b)                                             1,600              842
                                                                               ------------
                                                                                      1,733
                                                                               ------------

INVESTMENT BANKING & BROKERAGE--0.8%
GFI Group, Inc.                                                     22,300              201
Knight Capital Group, Inc.
   Class A (b)                                                      11,300              203
Morgan Stanley                                                       9,600              346
TD Ameritrade Holding Corp.(b)                                      14,800              268
                                                                               ------------
                                                                                      1,018
                                                                               ------------

LEISURE PRODUCTS--0.2%
Hasbro, Inc.                                                         6,500              232
                                                                               ------------

LIFE & HEALTH INSURANCE--3.4%
AFLAC, Inc.                                                         10,600              666
Lincoln National Corp.                                              13,300              603
MetLife, Inc.                                                       30,100            1,588
Principal Financial Group, Inc.                                     11,600              487
Prudential Financial, Inc.                                          13,400              801
StanCorp Financial Group, Inc.                                       2,500              117
Unum Group                                                           5,100              104
                                                                               ------------
                                                                                      4,366
                                                                               ------------

LIFE SCIENCES TOOLS & SERVICES--0.9%
Invitrogen Corp.(b)                                                  7,800              306
Thermo Fisher Scientific, Inc.(b)                                   15,200              847
                                                                               ------------
                                                                                      1,153
                                                                               ------------

MANAGED HEALTH CARE--1.6%
Aetna, Inc.                                                         16,300              661
CIGNA Corp.                                                         11,300              400
Coventry Health Care, Inc.(b)                                        3,000               91
UnitedHealth Group, Inc.                                            14,300              375
WellPoint, Inc.(b)                                                  10,600              505
                                                                               ------------
                                                                                      2,032
                                                                               ------------

METAL & GLASS CONTAINERS--0.2%
Ball Corp.                                                           2,600              124
Owens-Illinois, Inc.(b)                                              4,500              188
                                                                               ------------
                                                                                        312
                                                                               ------------

MORTGAGE REITS--0.4%
Annaly Capital Management,
Inc.                                                                36,100              560
                                                                               ------------

MOVIES & ENTERTAINMENT--2.7%
Time Warner, Inc.                                                   69,000            1,021
Viacom, Inc. Class B (b)                                            31,200              953
Walt Disney Co. (The)                                               47,100            1,470
                                                                               ------------
                                                                                      3,444
                                                                               ------------

MULTI-LINE INSURANCE--0.1%
Hartford Financial Services
Group, Inc. (The)                                                    2,600              168
                                                                               ------------

MULTI-UTILITIES--0.9%
Public Service Enterprise
Group, Inc.                                                         24,100            1,107
                                                                               ------------
OFFICE REITS--0.3%
Brandywine Realty Trust                                             18,000              284
Lexington Realty Trust                                              10,600              144
                                                                               ------------
                                                                                        428
                                                                               ------------

OIL & GAS DRILLING--1.2%
ENSCO International, Inc.                                            5,300              428
Transocean, Inc.(b)                                                  7,600            1,158
                                                                               ------------
                                                                                      1,586
                                                                               ------------

OIL & GAS EQUIPMENT & SERVICES--0.4%
Dresser-Rand Group, Inc.(b)                                          6,800              266
Tidewater, Inc.                                                      4,300              280
                                                                               ------------
                                                                                        546
                                                                               ------------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
Devon Energy Corp.                                                   1,500              180
Noble Energy, Inc.                                                   1,800              181
Stone Energy Corp.(b)                                                3,700              244
W&T Offshore, Inc.                                                   9,800              574
                                                                               ------------
                                                                                      1,179
                                                                               ------------

OIL & GAS REFINING & MARKETING--0.4%
Holly Corp.                                                          2,100               78
Valero Energy Corp.                                                 11,000              453
                                                                               ------------
                                                                                        531
                                                                               ------------

OIL & GAS STORAGE & TRANSPORTATION--0.2%
Williams Cos., Inc. (The)                                            7,600              306
                                                                               ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.2%
Bank of America Corp.                                               37,300              890
Citigroup, Inc.                                                      9,000              151
JPMorgan Chase & Co.                                                50,700            1,740
                                                                               ------------
                                                                                      2,781
                                                                               ------------

PACKAGED FOODS & MEATS--0.2%
Ralcorp Holdings, Inc.(b)                                            3,900              193
                                                                               ------------

PHARMACEUTICALS--6.5%
Abbott Laboratories                                                  4,100              217
Bristol-Myers Squibb Co.                                            42,300              868
Endo Pharmaceuticals
   Holdings, Inc.(b)                                                 7,900              191
Forest Laboratories, Inc.(b)                                        11,700              406
Johnson & Johnson                                                   26,300            1,692
King Pharmaceuticals, Inc.(b)                                        7,600               80
Medicis Pharmaceutical Corp.
   Class A                                                          10,300              214
Merck & Co., Inc.                                                   47,300            1,783
Pfizer, Inc.                                                       154,700            2,703
Schering-Plough Corp.                                                6,700              132
                                                                               ------------
                                                                                      8,286
                                                                               ------------

PROPERTY & CASUALTY INSURANCE--1.6%
Chubb Corp. (The)                                                   11,600              569
Cincinnati Financial Corp.                                           5,600              142
Philadelphia Consolidated
   Holding Co.(b)                                                    3,000              102
Travelers Cos., Inc. (The)                                          25,100            1,089
XL Capital Ltd. Class A                                              7,400              152
                                                                               ------------
                                                                                      2,054
                                                                               ------------

REGIONAL BANKS--0.2%
Bank of Hawaii Corp.                                                 3,800              181
KeyCorp                                                             10,900              120
                                                                               ------------
                                                                                        301
                                                                               ------------
RESTAURANTS--1.5%
McDonald's Corp.                                                    32,800            1,844
                                                                               ------------

SEMICONDUCTOR EQUIPMENT--0.7%
Amkor Technology, Inc.(b)                                           13,400              139
Applied Materials, Inc.                                             27,400              523

                       See Notes to Financial Statements

                        PHOENIX GROWTH AND INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                 SHARES            VALUE
                                                              ------------     ------------
SEMICONDUCTOR EQUIPMENT--CONTINUED
MEMC Electronic Materials,
   Inc.(b)                                                           3,700     $        228
                                                                               ------------
                                                                                        890
                                                                               ------------

SEMICONDUCTORS--2.3%
Intel Corp.                                                         64,300            1,381
LSI Corp.(b)                                                       105,800              650
Texas Instruments, Inc.                                             33,600              946
                                                                               ------------
                                                                                      2,977
                                                                               ------------

SOFT DRINKS--1.2%
Coca-Cola Co. (The)                                                 11,800              613
Coca-Cola Enterprises, Inc.                                         39,300              680
Pepsi Bottling Group, Inc.
   (The)                                                             9,100              254
                                                                               ------------
                                                                                      1,547
                                                                               ------------

SPECIALIZED FINANCE--0.1%
NYSE Euronext                                                        3,000              152
                                                                               ------------

SPECIALIZED REITS--0.4%
Host Hotels & Resorts, Inc.                                         36,300              495
                                                                               ------------

SPECIALTY CHEMICALS--0.4%
Chemtura Corp.                                                      40,100              234
Lubrizol Corp. (The)                                                 7,100              329
                                                                               ------------
                                                                                        563
                                                                               ------------

SPECIALTY STORES--0.2%
Tiffany & Co.                                                        5,100              208
                                                                               ------------

STEEL--0.5%
AK Steel Holding Corp.                                               9,900              683
                                                                               ------------

SYSTEMS SOFTWARE--5.1%
BMC Software, Inc.(b)                                                8,200              295
Microsoft Corp.                                                    145,900            4,013
Oracle Corp.(b)                                                     68,800            1,445
Symantec Corp.(b)                                                   35,800              693
                                                                               ------------
                                                                                      6,446
                                                                               ------------

TOBACCO--1.8%
Altria Group, Inc.                                                  34,200              703
Lorillard, Inc.(b)                                                   9,300              643
Philip Morris International,
   Inc.                                                             14,400              712
Reynolds American, Inc.                                              3,600              168
                                                                               ------------
                                                                                      2,226
                                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp.                                                 12,300              117
Telephone & Data Systems,
   Inc.                                                              2,500              118
                                                                               ------------
                                                                                        235
                                                                               ------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $108,177)                                                          123,470
                                                                               ------------

FOREIGN COMMON STOCKS (c)--1.7%

COMMUNICATIONS EQUIPMENT--0.0%
Nortel Networks Corp.
   (Canada)(b)                                                         508                4
                                                                               ------------

COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology
   (Singapore)                                                      13,300              254
                                                                               ------------

IT CONSULTING & OTHER SERVICES--0.7%
Accenture Ltd. Class A
   (United States)                                                  21,100              859
                                                                               ------------

PERSONAL PRODUCTS--0.3%
Herbalife Ltd. (Russia)                                              9,700              376
                                                                               ------------

PROPERTY & CASUALTY INSURANCE--0.5%
ACE Ltd. (United States)                                            11,500              634
                                                                               ------------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 2,257)                                                             2,127
                                                                               ------------

TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $ 110,434)                                                         125,597
                                                                               ------------

                                                                  PAR
                                                                 VALUE
                                                              ------------
SHORT-TERM INVESTMENTS--1.1%
COMMERCIAL PAPER (d)--1.1%
International Lease Finance Corp.
2.650% due 7/1/08                                             $      1,425            1,425
                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,425)                                                             1,425
                                                                               ------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $ 111,859)                                                         127,022 (a)

Other assets and liabilities, net--0.1%                                                 141
                                                                               ------------
NET ASSETS--100.0%                                                             $    127,163
                                                                               ============

ABBREVIATIONS:
REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,173 and gross depreciation of $9,682 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $112,531.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

                       See Notes to Financial Statements

                          PHOENIX MID-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                 SHARES            VALUE
                                                              ------------     ------------
DOMESTIC COMMON STOCKS--92.5%

AEROSPACE & DEFENSE--2.1%
CAE, Inc.                                                           10,500     $        118
Precision Castparts Corp.                                            8,500              819
Rockwell Collins, Inc.                                              11,000              528
                                                                               ------------
                                                                                      1,465
                                                                               ------------

AIR FREIGHT & LOGISTICS--1.9%
Expeditors International of
   Washington, Inc.                                                 13,000              559
Robinson (C.H.) Worldwide,
   Inc.                                                             13,500              740
                                                                               ------------
                                                                                      1,299
                                                                               ------------

APPAREL RETAIL--3.6%
Abercrombie & Fitch Co.,
   Class A                                                           7,000              439
Guess?, Inc.                                                        16,000              599
Ross Stores, Inc.                                                   19,500              693
Urban Outfitters, Inc.(b)                                           26,000              811
                                                                               ------------
                                                                                      2,542
                                                                               ------------

APPLICATION SOFTWARE--3.6%
ANSYS, Inc.(b)                                                      21,000              989
Autodesk, Inc.(b)                                                   12,000              406
Blackboard, Inc.(b)                                                  4,100              157
Citrix Systems, Inc.(b)                                             10,900              321
Salesforce.com, Inc.(b)                                              9,500              648
                                                                               ------------
                                                                                      2,521
                                                                               ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Affiliated Managers Group,
   Inc.(b)                                                           7,000              630
Northern Trust Corp.                                                10,000              686
                                                                               ------------
                                                                                      1,316
                                                                               ------------

BIOTECHNOLOGY--2.6%
BioMarin Pharmaceutical,
   Inc.(b)                                                          16,000              464
Myriad Genetics, Inc.(b)                                            12,500              569
United Therapeutics Corp.(b)                                         8,200              801
                                                                               ------------
                                                                                      1,834
                                                                               ------------

CASINOS & GAMING--2.2%
Melco PBL Entertainment Ltd.
   ADR (b)                                                          19,600              183
Scientific Games Corp.
   Class A (b)                                                      14,500              429
WMS Industries, Inc.(b)                                             31,000              923
                                                                               ------------
                                                                                      1,535
                                                                               ------------

COMMUNICATIONS EQUIPMENT--1.8%
Harris Corp.                                                        16,000              808
Juniper Networks, Inc.(b)                                           19,100              424
                                                                               ------------
                                                                                      1,232
                                                                               ------------

COMPUTER & ELECTRONICS RETAIL--1.0%
GameStop Corp. Class A (b)                                          17,500              707
                                                                                -----------

CONSTRUCTION & ENGINEERING--2.0%
Fluor Corp.                                                          5,000              931
Shaw Group, Inc. (The)(b)                                            8,000              494
                                                                               ------------
                                                                                      1,425
                                                                               ------------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.5%
AGCO Corp.(b)                                                        7,000              367
                                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES--5.2%
Alliance Data Systems Corp.(b)                                      13,500              763
Iron Mountain, Inc.(b)                                              26,400              701
MasterCard, Inc. Class A                                             4,000            1,062
Total System Services, Inc.                                         12,500              278
Visa, Inc. Class A (b)                                              10,500              854
                                                                               ------------
                                                                                      3,658
                                                                               ------------
DISTILLERS & VINTNERS--0.8%
Central European Distribution
   Corp.(b)                                                          8,000              593
                                                                               ------------

DISTRIBUTORS--0.7%
LKQ Corp.(b)                                                        27,000              488
                                                                               ------------
DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--2.8%
Copart, Inc.(b)                                                      8,500              364
Corrections Corporation of
   America (b)                                                      31,500              865
CoStar Group, Inc.(b)                                                8,000              356
FTI Consulting, Inc.(b)                                              5,500              376
                                                                               ------------
                                                                                      1,961
                                                                               ------------

DRUG RETAIL--0.1%
Shoppers Drug Mart Corp.                                             1,100               60
                                                                               ------------

EDUCATION SERVICES--3.3%
DeVry, Inc.                                                         21,500            1,153
Strayer Education, Inc.                                              5,500            1,150
                                                                               ------------
                                                                                      2,303
                                                                               ------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
Ametek, Inc.                                                        16,500              779
                                                                               ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.4%
Dolby Laboratories, Inc.
   Class A (b)                                                      22,500              907
FLIR Systems, Inc.(b)                                                6,500              263
Itron, Inc.(b)                                                       5,500              541
                                                                               ------------
                                                                                      1,711
                                                                               ------------

ELECTRONIC MANUFACTURING SERVICES--1.1%
Trimble Navigation Ltd.(b)                                          22,500              803
                                                                               ------------

ENVIRONMENTAL & FACILITIES SERVICES--2.4%
Clean Harbors, Inc.(b)                                               4,500              320
Covanta Holding Corp.(b)                                            18,000              480
Stericycle, Inc.(b)                                                 17,000              879
                                                                               ------------
                                                                                      1,679
                                                                               ------------
HEALTH CARE EQUIPMENT--6.4%
Bard (C.R.), Inc.                                                    9,500              836
Gen-Probe, Inc.(b)                                                  12,200              579
Hologic, Inc.(b)                                                    40,000              872
IDEXX Laboratories, Inc.(b)                                         10,000              487
Intuitive Surgical, Inc.(b)                                          3,500              943
Wright Medical Group, Inc.(b)                                       27,000              767
                                                                               ------------
                                                                                      4,484
                                                                               ------------

HEALTH CARE FACILITIES--0.9%
VCA Antech, Inc.(b)                                                 22,800              633
                                                                               ------------

HEALTH CARE SERVICES--1.1%
Express Scripts, Inc.(b)                                            12,300              772
                                                                               ------------

HEALTH CARE TECHNOLOGY--0.5%
Cerner Corp.(b)                                                      8,000              361
                                                                               ------------

HOME ENTERTAINMENT SOFTWARE--2.5%
Activision, Inc.(b)                                                 51,500            1,755
                                                                               ------------

INDUSTRIAL GASES--1.8%
Airgas, Inc.                                                        21,300            1,244
                                                                               ------------

INDUSTRIAL MACHINERY--1.1%
Danaher Corp.                                                       10,000              773
                                                                               ------------

INTERNET SOFTWARE & SERVICES--0.8%
Equinix, Inc.(b)                                                     3,500              312
Omniture, Inc.(b)                                                   11,500              214
                                                                               ------------
                                                                                        526
                                                                               ------------

INVESTMENT BANKING & BROKERAGE--1.5%
FCStone Group, Inc.(b)                                              11,500              321
Lazard Ltd. Class A                                                 22,000              752
                                                                               ------------
                                                                                      1,073
                                                                               ------------

IT CONSULTING & OTHER SERVICES--1.6%
Cognizant Technology Solutions
  Corp. Class A (b)                                                 35,000            1,138
                                                                               ------------

LIFE SCIENCES TOOLS & SERVICES--2.3%
Charles River Laboratories
  International, Inc.(b)                                             6,400              409
Illumina, Inc.(b)                                                    5,500              479
Pharmaceutical Product
  Development, Inc.                                                 17,000              730
                                                                               ------------
                                                                                      1,618
                                                                               ------------

OIL & GAS DRILLING--1.1%
Nabors Industries Ltd.(b)                                           16,000              788
                                                                               ------------

OIL & GAS EQUIPMENT & SERVICES--5.7%
CARBO Ceramics, Inc.                                                 6,500              379
IHS, Inc.(b)                                                        13,700              953
ION Geophysical Corp.(b)                                            23,700              414
National Oilwell Varco, Inc.(b)                                     14,000            1,242
Smith International, Inc.                                           12,000              998
                                                                               ------------
                                                                                      3,986
                                                                               ------------

                       See Notes to Financial Statements

                          PHOENIX MID-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                 SHARES            VALUE
                                                              ------------     ------------
OIL & GAS EXPLORATION & PRODUCTION--9.5%
Concho Resources, Inc.(b)                                           22,500     $        839
Continental Resources, Inc.(b)                                      11,000              763
Denbury Resources, Inc.(b)                                          50,000            1,825
Range Resources Corp.                                               23,000            1,507
Southwestern Energy Co.(b)                                          13,500              643
Ultra Petroleum Corp.(b)                                             4,000              393
XTO Energy, Inc.                                                    10,000              685
                                                                               ------------
                                                                                      6,655
                                                                               ------------

PHARMACEUTICALS--1.0%
Perrigo Co.                                                         22,500              715
                                                                               ------------

SEMICONDUCTOR EQUIPMENT--0.8%
Varian Semiconductor Equipment
   Associates, Inc.(b)                                              15,800              550
                                                                               ------------

SEMICONDUCTORS--1.8%
Cavium Networks, Inc.(b)                                            12,500              263
Microchip Technology, Inc.                                          13,800              421
Microsemi Corp.(b)                                                  21,500              541
                                                                               ------------
                                                                                      1,225
                                                                               ------------

SPECIALIZED FINANCE--1.1%
IntercontinentalExchange,
   Inc.(b)                                                           7,000              798
                                                                               ------------

SPECIALTY CHEMICALS--1.3%
Ecolab, Inc.                                                        20,800              894
                                                                               ------------

TOBACCO--0.3%
Lorillard, Inc.(b)                                                   3,500              242
                                                                               ------------

TRADING COMPANIES & DISTRIBUTORS--0.9%
Fastenal Co.                                                        15,300              660
                                                                               ------------

TRUCKING--0.6%
Hunt (J.B.) Transport Services,
   Inc.                                                             12,000              399
                                                                               ------------

WIRELESS TELECOMMUNICATION SERVICES--4.8%
American Tower Corp.
   Class A (b)                                                      25,700            1,086
NII Holdings, Inc.(b)                                               22,500            1,069
SBA Communications Corp.
   Class A (b)                                                      33,000            1,188
                                                                               ------------
                                                                                      3,343
                                                                               ------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 60,284)                                                           64,910
                                                                               ------------
FOREIGN COMMON STOCKS (c)--5.6%

AEROSPACE & DEFENSE--1.0%
CAE, Inc. (Canada)                                                  59,500              672
                                                                               ------------

AGRICULTURAL PRODUCTS--0.5%
Viterra, Inc. (Canada)(b)                                           12,000              165
Viterra, Inc. 144A
   (Canada)(b)(d)                                                   16,000              219
                                                                               ------------
                                                                                        384
                                                                               ------------

DRUG RETAIL--1.5%
Shoppers Drug Mart Corp.
   (Canada)                                                         18,900            1,036
                                                                               ------------

HOTELS, RESORTS & CRUISE LINES--0.5%
Orient-Express Hotel Ltd.
   Class A (Bermuda)                                                 8,000              348
                                                                               ------------

INTERNET SOFTWARE & SERVICES--0.7%
VistaPrint Ltd.
   (United States)(b)                                               19,500              522
                                                                               ------------

OIL & GAS EQUIPMENT & SERVICES--0.9%
Core Laboratories N.V.
   (United States)(b)                                                4,250              605
                                                                               ------------

PACKAGED FOODS & MEATS--0.5%
Wimm-Bill-Dann Foods
   OJSC ADR (Russia)(b)                                              3,500              368
                                                                               ------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 4,347)                                                             3,935
                                                                               ------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $ 64,632)                                                           68,845
                                                                               ------------

                                                                   PAR
                                                                  VALUE           VALUE
                                                              ------------     ------------
SHORT-TERM INVESTMENTS--2.8%
REPURCHASE AGREEMENTS--2.8%
State Bank and Trust Co.
   repurchase agreement
   0.600% dated 6/30/08,
   due 7/1/08 repurchase price
   $ 1,998    collateralized
   by U.S. Treasury Note
   3.875%, 9/15/10 market
   value $ 2,040                                              $      1,998     $      1,998
                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,998)                                                             1,998
                                                                                -----------
TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $ 66,630)                                                           70,843 (a)

Other assets and liabilities, net--(0.9)%                                              (647)
                                                                               ------------
NET ASSETS--100.0%                                                             $     70,196
                                                                               ============

ABBREVIATIONS:
ADR American Depositary Receipt

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,086 and gross depreciation of $4,891 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $66,648.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d) Illiquid security. Security valued at fair value as determined in accordance with procedures that have been approved by the Fund's Board of Trustees.

                        See Notes to Financial Statements

                          PHOENIX MONEY MARKET SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                   PAR
                                                                  VALUE            VALUE
                                                              ------------     ------------
FEDERAL AGENCY SECURITIES (d)--18.3%
FFCB
   3.000% due 7/28/08                                         $      2,065     $      2,064
   4.300% due 8/11/08                                                3,220            3,221
   2.340% due 9/22/08(c)                                               500              513
FHLB
   2.120% due 7/25/08                                                3,000            2,996
   2.260% due 8/20/08                                                2,049            2,043
   2.478% due 11/21/08(c)                                            3,000            3,000
   4.750% due 12/12/08                                               3,220            3,254
   2.800% due 2/6/09                                                 3,500            3,500
   2.750% due 2/13/09                                                3,500            3,500
   2.800% due 5/6/09                                                 3,000            3,000
FHLMC
   3.060% due 7/15/08                                                  500              500
   2.240% due 7/23/08                                                3,250            3,245
FNMA
   2.140% due 7/2/08                                                   100              100
   2.100% due 7/29/08                                                1,520            1,517
   3.250% due 1/9/09                                                 1,000            1,000
   3.250% due 2/15/09                                                1,000            1,006
                                                                               ------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $ 34,459)                                                           34,459
                                                                               ------------

FEDERAL AGENCY SECURITIES--VARIABLE (c)(g)--0.5%
SBA (Final Maturity 2/25/23)
   2.750% due 7/1/08                                                   165              165
SBA (Final Maturity 1/25/21)
   2.500% due 7/1/08                                                    14               14
SBA (Final Maturity 10/25/22)
   2.750% due 7/1/08                                                   239              239
SBA (Final Maturity 11/25/21)
   2.875% due 7/1/08                                                   287              287
SBA (Final Maturity 2/25/23)
   2.750% due 7/1/08                                                   143              143
SBA (Final Maturity 3/25/24)
   2.375% due 7/1/08                                                    61               61
SBA (Final Maturity 5/25/21)
   2.750% due 7/1/08                                                    60               60
                                                                               ------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
(IDENTIFIED COST $ 969)                                                                 969
                                                                               ------------

COMMERCIAL PAPER (f)--57.5%
ABN-AMRO N.A. Finance, Inc.
   2.400% due 7/7/08                                                 3,750            3,748
   2.550% due 8/21/08                                                3,300            3,288
   2.550% due 9/8/08                                                 2,000            1,990
Archer-Daniels-Midland Co.
   2.200% due 7/16/08                                                3,385            3,382
   2.250% due 7/30/08                                                2,100            2,096
   2.270% due 8/6/08                                                 2,420            2,414
   2.250% due 8/13/08                                                1,430            1,426
AT&T, Inc.
   2.250% due 7/14/08                                                2,130            2,128
   2.230% due 7/15/08                                                1,700            1,699
   2.330% due 8/18/08                                                3,000            2,991
Bank of America Corp.
   2.450% due 8/1/08                                                 3,500            3,493
   2.830% due 10/14/08                                               4,500            4,463
Cargill, Inc.
   2.450% due 8/5/08                                                 1,825            1,821
   2.480% due 8/15/08                                                3,515            3,504
   2.550% due 9/17/08                                                3,800            3,779
Cintas Corp. No. 2
   2.500% due 7/1/08                                                 3,725            3,725
   2.250% due 7/24/08                                                3,220            3,215
Coca-Cola Co.
   2.300% due 7/7/08                                                   690              690
Danaher Corp.
   2.200% due 7/11/08                                                2,375            2,374
Danske Corp.
   2.720% due 9/15/08                                                2,600            2,585
Eaton Corp.
   2.200% due 7/17/08                                                3,500            3,497
General Electric Capital Corp.
   2.500% due 7/8/08                                                 1,775            1,774
   2.600% due 7/22/08                                                3,480            3,475
Govco LLC
   2.610% due 8/14/08                                                3,900            3,888
   2.700% due 9/8/08                                                 2,500            2,487
   2.600% due 8/4/08                                                 2,700            2,693
Harley-Davidson Funding Corp.
   2.150% due 7/23/08                                                1,500            1,498
International Lease Finance Corp.
   2.730% due 7/1/08                                                 3,340            3,340
   2.830% due 7/3/08                                                 2,480            2,480
   2.600% due 7/11/08                                                1,810            1,809
NetJets, Inc.
   2.180% due 7/2/08                                                 3,720            3,720
Pfizer, Inc.
   2.100% due 7/8/08                                                 3,830            3,828
Private Export Funding Corp.
   2.130% due 7/8/08                                                 2,000            1,999
   2.120% due 7/21/08                                                3,860            3,855
   2.120% due 7/24/08                                                1,655            1,653
Toyota Motor Credit Corp.
   2.350% due 8/12/08                                                3,500            3,490
   2.390% due 8/29/08                                                2,500            2,490
UBS Finance Delaware LLC
   3.000% due 7/31/08                                                2,065            2,060
Wells Fargo & Co.
   2.200% due 7/10/08                                                3,325            3,323
                                                                               ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $108,170)                                                          108,170
                                                                               ------------

MEDIUM TERM NOTES--23.2%
Abbott Laboratories
   3.500% due 2/17/09                                                3,000            3,017
Associates Corp. of North America
   6.250% due 11/1/08                                                1,954            1,974
Bank of America Corp.
   3.250% due 8/15/08                                                1,100            1,100
Beneficial Corp.
   6.470% due 11/17/08                                               1,000            1,012
Citigroup, Inc.
   2.939% due 1/30/09(c)                                               400              399
Danske Bank A/S 144A (Denmark)
   2.472% due 1/16/09(b)(c)(e)                                       3,000            3,000
Danske Corp. 144A
   3.050% due 4/9/09(b)(c)                                           3,500            3,500
General Electric Capital Corp.
   8.500% due 7/24/08(d)                                             1,125            1,128
   2.876% due 6/15/09(c)                                             2,750            2,754
HSBC Finance Corp.
   2.906% due 9/15/08(c)                                               700              705
   4.130% due 12/15/08                                                 618              617
   5.875% due 2/1/09                                                 1,408            1,427
   6.450% due 2/1/09                                                 1,421            1,440
HSH Nordbank AG NY 144A
   (Germany)
   2.551% due 9/22/08(b)(c)(e)                                       5,000            5,000
ING USA Global Funding Trust
   3.143% due 7/17/09(c)                                             3,000            3,000
International Lease Finance Corp.
   4.350% due 9/15/08                                                  500              501
National Australia Bank Ltd. 144A
   (Australia)
   2.448% due 2/6/09(b)(c)(e)                                        3,000            3,000
Nordea Bank AB 144A (Sweden)
   2.438% due 2/6/09(b)(c)(e)                                        3,000            3,000
Procter & Gamble International
   Funding
   2.789% due 2/19/09(c)                                             1,000            1,000
Procter & Gamble International
   Funding 144A
   5.300% due 7/6/09(b)                                              2,000            2,045
Royal Bank of Canada 144A
   (Canada)
   2.871% due 7/15/09(b)(c)(e)                                       1,000            1,000
Wells Fargo & Co. 144A
   2.551% due 2/17/09(b)(c)                                          3,000            3,000
                                                                               ------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $ 43,619)                                                           43,619
                                                                               ------------
TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $ 187,217)                                                         187,217 (a)

Other assets and liabilities, net--0.5%                                                 890
                                                                               ------------
NET ASSETS--100.0%                                                            $     188,107
                                                                               ============

ABBREVIATIONS:
FFCB         Federal Farm Credit Bank
FHLB         Federal Home Loan Bank
FHLMC        Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA         Fannie Mae or Federal National Mortgage Association
SBA          Small Business Administration

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: At June 30, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $23,545 or 12.5% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)   The interest rate shown is the coupon rate.

(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(f)   The rate shown is the discount rate.

(g)   The maturity date shown is the reset date.

                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                   PAR
                                                                  VALUE            VALUE
                                                              ------------     ------------
U.S. GOVERNMENT SECURITIES--1.0%

U.S. TREASURY NOTES--1.0%
U.S. Treasury Note
   3.875% due 5/15/18                                         $      2,325     $      2,306
                                                                               ------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $ 2,283)                                                             2,306
                                                                               ------------
AGENCY MORTGAGE-BACKED SECURITIES--11.2%
FHLMC
   6.000% due 3/1/37                                                 1,855            1,873
FNMA
   5.000% due 8/1/20                                                   194              192
   5.000% due 4/1/34                                                   604              582
   6.000% due 5/1/34                                                   396              401
   5.500% due 6/1/34                                                 1,389            1,375
   5.500% due 1/1/35                                                   480              475
   6.000% due 3/1/36                                                 1,734            1,752
   6.500% due 8/1/36                                                 1,453            1,498
   6.000% due 10/1/36                                                1,231            1,243
   5.500% due 4/1/37                                                   809              798
   6.000% due 9/1/37                                                 1,583            1,599
   5.500% due 11/1/37                                                3,330            3,286
   5.500% due 4/1/38                                                 3,121            3,080
   5.500% due 5/1/38                                                 2,397            2,366
   6.000% due 5/1/38                                                   690              697
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                                1,563            1,525
FNMA 05-57, CK
   5.000% due 7/25/35                                                  647              651
FNMA 05-74, AG
   5.000% due 9/25/35                                                  401              404
GNMA
   6.500% due 10/15/23                                                  26               27
   6.500% due 12/15/25                                                  46               48
   6.500% due 1/15/26                                                    6                6
   6.500% due 8/15/31                                                  355              369
   6.500% due 11/15/31                                                  69               72
   6.500% due 3/15/32                                                  122              127
   6.500% due 4/15/32                                                  629              654
   6.500% due 4/15/32                                                  291              302
                                                                               ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $ 25,524)                                                           25,402
                                                                               ------------

MUNICIPAL BONDS--3.4%

CALIFORNIA--0.8%
Alameda Corridor Transportation
   Authority Taxable Series C
   (MBIA Insured)
   6.600% due 10/1/29                                                1,750            1,781
                                                                               ------------

DELAWARE--0.4%
DELDOT Motor Fuel Tax Revenue
   Series A (MBIA, FSA Insured)
   5.000% due 7/1/19                                                   940              994
                                                                               ------------
ILLINOIS--0.6%
Illinois Educational Facilities
   Authority - Loyola University
   Series C Taxable
   (AMBAC Insured)
   7.120% due 7/1/11                                                 1,330            1,413
                                                                               ------------

MICHIGAN--0.1%
Tobacco Settlement Finance
   Authority Taxable Series A
   7.309% due 6/1/34                                                   230              211
                                                                               ------------

MINNESOTA--1.2%
State of Minnesota
   5.000% due 8/1/19                                                 2,500            2,687
                                                                               ------------

SOUTH DAKOTA--0.1%
Educational Enhancement
   Funding Corp. Taxable Series A
   6.720% due 6/1/25                                                   257              254
                                                                               ------------

VIRGINIA--0.2%
Tobacco Settlement Financing
   Corp. Taxable Series A-1
   6.706% due 6/1/46                                                   595              501
                                                                               ------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $ 7,810)                                                             7,841
                                                                               ------------

ASSET-BACKED SECURITIES--1.7%
Bombardier Capital Mortgage
   Securitization Corp. 99-A, A3
   5.980% due 1/15/18(c)                                               883              803
Carmax Auto Owner Trust 07-2B
   5.370% due 3/15/13                                                  600              579
Conseco Finance Securitizations
   Corp. 01-3, A4
   6.910% due 5/1/33(c)                                              1,373            1,277
Dunkin Securitization 06-1,
   M1 144A
   8.285% due 6/20/31(b)                                             1,100              976
FMAC Loan Receivables
   Trust 98-CA, A2 144A
   6.660% due 9/15/20(b)                                               291              273
MASTR Alternative Net Interest
   Margin 06-6, N1 144A
   3.482% due 9/26/46(b)(c)(f)                                         139                3
                                                                               ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $ 4,345)                                                             3,911
                                                                               ------------

DOMESTIC CORPORATE BONDS--29.8%

AEROSPACE & DEFENSE--0.9%
DRS Technologies, Inc.
   6.625% due 2/1/16                                                   500              510
L-3 Communications Corp.
   7.625% due 6/15/12                                                  625              633
   6.125% due 1/15/14                                                  550              519
L-3 Communications Corp.
   Series B
   6.375% due 10/15/15                                                 250              235
Precision Castparts Corp.
   5.600% due 12/15/13                                                 150              148
                                                                               ------------
                                                                                      2,045
                                                                               ------------

AIRLINES--1.6%
American Airlines, Inc. 01-1
   6.977% due 5/23/21                                                1,092              868
Continental Airlines, Inc. 98-1A
   6.648% due 9/15/17                                                  694              632
Delta Air Lines, Inc. 00-1
   7.379% due 5/18/10                                                  503              485
JetBlue Airways Corp. 04-2
   5.776% due 11/15/08(c)                                              288              284
United Airlines, Inc. 00-2
   7.032% due 10/1/10                                                1,064            1,051
United Airlines, Inc. 01-1
   6.071% due 3/1/13                                                   272              267
                                                                               ------------
                                                                                      3,587
                                                                               ------------

APPLICATION SOFTWARE--0.2%
Intuit, Inc.
   5.750% due 3/15/17                                                  415              390
                                                                               ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Bank of New York Co., Inc. (The)
   3.625% due 1/15/09                                                  180              179
BlackRock, Inc.
   6.250% due 9/15/17                                                  375              377
Janus Capital Group, Inc.
   6.250% due 6/15/12                                                  500              488
                                                                               ------------
                                                                                      1,044
                                                                               ------------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.
   7.450% due 7/16/31                                                  625              367
                                                                               ------------

BROADCASTING & CABLE TV--1.5%
Charter Communications
   Holdings I LLC
   11.750% due 5/15/14(c)                                              275              169
Comcast Cable Holdings LLC
   7.875% due 8/1/13                                                   500              537
COX Communications, Inc.
   5.450% due 12/15/14                                                 625              601
DIRECTV Holdings LLC/DIRECTV
   Financing Co., Inc.
   6.375% due 6/15/15                                                1,000              942
Time Warner Cable, Inc.
   6.750% due 7/1/18                                                   650              654
Viacom, Inc.
   6.250% due 4/30/16                                                  625              604
                                                                               ------------
                                                                                      3,507
                                                                               ------------

BUILDING PRODUCTS--0.8%
Esco Corp. 144A
   8.625% due 12/15/13(b)                                              600              609
Masco Corp.
   5.850% due 3/15/17                                                  825              748
Owens Corning, Inc.
   6.500% due 12/1/16                                                  495              450
                                                                               ------------
                                                                                      1,807
                                                                               ------------

CASINOS & GAMING--0.4%
MGM MIRAGE
   8.500% due 9/15/10                                                   630             625
Pokagon Gaming Authority 144A
   10.375% due 6/15/14(b)                                               117             126

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                  PAR
                                                                 VALUE    VALUE
                                                                 ------   ------
CASINOS & GAMING--CONTINUED
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock
   International LLC 144A
   5.277% due 3/15/14(b)(c)                                      $  125   $  106
                                                                          ------
                                                                             857
                                                                          ------

CATALOG RETAIL--0.4%
IAC/InterActiveCorp
   7.000% due 1/15/13                                               875      931
                                                                          ------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.1%
Terex Corp.
   7.375% due 1/15/14                                               250      247
                                                                          ------

CONSTRUCTION MATERIALS--0.2%
Building Materials Corp. of America
   7.750% due 8/1/14                                                610      503
                                                                          ------

CONSUMER ELECTRONICS--0.3%
Best Buy Co., Inc. 144A
   6.750% due 7/15/13(b)                                            640      648
                                                                          ------

CONSUMER FINANCE--2.7%
Capital One Bank
   5.750% due 9/15/10                                               125      125
Ford Motor Credit Co. LLC
   7.875% due 6/15/10                                               615      531
   8.625% due 11/1/10                                               650      552
   9.875% due 8/10/11                                               575      485
   7.163% due 4/15/12(c)                                             95       89
GMAC LLC
   7.250% due 3/2/11                                              1,250      919
   6.875% due 9/15/11                                               993      714
   6.000% due 12/15/11                                            1,000      689
Hertz Corp. (The)
   8.875% due 1/1/14                                                600      552
   10.500% due 1/1/16                                               150      137
HSBC Finance Corp.
   4.125% due 11/16/09                                              275      273
SLM Corp.
   3.950% due 8/15/08                                               250      248
   5.450% due 4/25/11                                               250      228
   6.060% due 1/31/14(c)                                             50       40
   8.450% due 6/15/18                                               500      481
                                                                          ------
                                                                           6,063
                                                                          ------

DATA PROCESSING & OUTSOURCED SERVICES--1.2%
Broadridge Financial Solutions, Inc.
   6.125% due 6/1/17                                              1,000      841
Convergys Corp.
   4.875% due 12/15/09                                            1,000    1,009
Western Union Co. (The)
   5.930% due 10/1/16                                               940      922
                                                                          ------
                                                                           2,772
                                                                          ------

DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc.
   8.375% due 12/15/14                                              280      285
   7.250% due 5/15/17                                               180      169
                                                                          ------
                                                                             454
                                                                          ------

DIVERSIFIED CHEMICALS--0.4%
Cabot Corp. 144A
   5.250% due 9/1/13(b)                                             750      774
Nalco Co.
   7.750% due 11/15/11                                               50       50
                                                                          ------
                                                                             824
                                                                          ------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.5%
Cintas Corp. No. 2
   6.000% due 6/1/12                                                 50       52
Equifax, Inc.
   6.300% due 7/1/17                                              1,250    1,188
                                                                          ------
                                                                           1,240
                                                                          ------

ELECTRIC UTILITIES--1.3%
Allegheny Energy Supply 144A
   8.250% due 4/15/12(b)                                            250      261
Consumers Energy Co. Series J
   6.000% due 2/15/14                                             1,250    1,272
Midwest Generation LLC Series B
   8.560% due 1/2/16                                                209      215
Northeast Utilities
   5.650% due 6/1/13                                                465      462
Public Service Co. of Colorado
   Series A
   6.875% due 7/15/09                                                25       26
Southern California Edison Co.
   7.625% due 1/15/10                                               100      104
   5.000% due 1/15/14                                                50       50
   6.000% due 1/15/34                                               100      100
Southern California Edison Co. 04-G
   5.750% due 4/1/35                                                125      120
Texas Competitive Electric
   Holdings Co. LLC 144A
   10.250% due 11/1/15(b)                                           360      355
                                                                          ------
                                                                           2,965
                                                                          ------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp.
   7.125% due 4/1/17                                                500      479
                                                                          ------

ELECTRONIC MANUFACTURING SERVICES--0.9%
Jabil Circuit, Inc.
   5.875% due 7/15/10                                             1,000      977
Jabil Circuit, Inc. 144A
   8.250% due 3/15/18(b)                                            900      902
Tyco Electronic Group SA
   6.000% due 10/1/12                                               210      212
                                                                          ------
                                                                           2,091
                                                                          ------

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste North America, Inc.
   6.125% due 2/15/14                                               500      483
Waste Management, Inc.
   7.375% due 8/1/10                                                430      449
                                                                          ------
                                                                             932
                                                                          ------

GAS UTILITIES--0.3%
AmeriGas Partners LP
   7.250% due 5/20/15                                               500      470
Panhandle Eastern Pipe
   Line Co. LP
   4.800% due 8/15/08                                               100      100
Southwest Gas Corp.
   7.625% due 5/15/12                                               140      144
                                                                          ------
                                                                             714
                                                                          ------

HEALTH CARE SERVICES--0.3%
Fresenius Medical Care Capital Trust IV
   7.875% due 6/15/11                                                25       26
Quest Diagnostics, Inc.
   7.500% due 7/12/11                                                35       37
   6.400% due 7/1/17                                                510      505
                                                                          ------
                                                                             568
                                                                          ------

HEALTH CARE SUPPLIES--0.1%
Bausch & Lomb, Inc. 144A
   9.875% due 11/1/15(b)                                            125      126
                                                                          ------

HOTELS, RESORTS & CRUISE LINES--0.5%
Royal Caribbean Cruises Ltd.
   6.875% due 12/1/13                                             1,250    1,087
                                                                          ------

HOUSEHOLD PRODUCTS--0.3%
Yankee Acquisition Corp. Series B
   9.750% due 2/15/17                                               815      591
                                                                          ------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.1%
AES Corp. (The)
   7.750% due 10/15/15                                              150      148
                                                                          ------

INDUSTRIAL MACHINERY--0.1%
Kennametal, Inc.
   7.200% due 6/15/12                                               225      238
                                                                          ------

INDUSTRIAL REITS--0.1%
ProLogis
   6.625% due 5/15/18                                               275      271
                                                                          ------

INTEGRATED OIL & GAS--0.0%
Occidental Petroleum Corp.
   4.250% due 3/15/10                                                80       81
                                                                          ------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
Qwest Corp.
   6.500% due 6/1/17                                                307      274
Windstream Corp.
   8.625% due 8/1/16                                                500      501
   7.000% due 3/15/19                                               250      228
                                                                          ------
                                                                           1,003
                                                                          ------

INVESTMENT BANKING & BROKERAGE--1.7%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                              1,250    1,304
Goldman Sachs Group, Inc. (The)
   5.950% due 1/18/18                                               480      461

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                  PAR
                                                                 VALUE       VALUE
                                                                 ------      -----
INVESTMENT BANKING & BROKERAGE--CONTINUED
Jefferies Group, Inc.
   5.500% due 3/15/16                                            $  225      $ 202
Lehman Brothers Holdings, Inc.
   5.625% due 1/24/13                                               250        237
   6.750% due 12/28/17                                              460        432
Merrill Lynch & Co., Inc.
   6.110% due 1/29/37                                               500        397
Merrill Lynch & Co., Inc. (Brazil)
   10.710% due 3/8/17(d)                                            900(i)     444
Morgan Stanley 144A (Brazil)
   10.090% due 5/3/17(b)(d)                                       1,000(i)     469
                                                                             -----
                                                                             3,946
                                                                             -----

LEISURE FACILITIES--0.0%
Scientific Games Corp. 144A
   7.875% due 6/15/16(b)                                            100        100
                                                                             -----

LEISURE PRODUCTS--0.2%
Hasbro, Inc.
   6.300% due 9/15/17                                               475        469
                                                                             -----

LIFE & HEALTH INSURANCE--0.2%
Americo Life, Inc. 144A
   7.875% due 5/1/13(b)                                             200        202
New York Life Insurance Co. 144A
   5.875% due 5/15/33(b)                                            100         94
StanCorp Financial Group, Inc.
   6.875% due 10/1/12                                               225        223
                                                                             -----
                                                                               519
                                                                             -----

LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.
   6.750% due 8/15/14                                               725        743
                                                                             -----

MANAGED HEALTH CARE--0.1%
UnitedHealth Group, Inc.
   4.875% due 4/1/13                                                125        120
                                                                             -----

MORTGAGE REITS--0.0%
iStar Financial, Inc. Series B
   5.125% due 4/1/11                                                 75         64
                                                                             -----

MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc. 144A
   3.625% due 12/15/08(b)                                           100        100
                                                                             -----

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
   6.875% due 5/1/12                                                275        281
                                                                             -----

MULTI-LINE INSURANCE--0.2%
Assurant, Inc.
   6.750% due 2/15/34                                                75         68
Farmers Insurance Exchange 144A
   8.625% due 5/1/24(b)                                              75         79
Liberty Mutual Group, Inc. 144A
   5.750% due 3/15/14(b)                                            200        193
   7.000% due 3/15/34(b)                                            150        131
Liberty Mutual Insurance
   Co. 144A
   8.500% due 5/15/25(b)                                             25         27
                                                                             -----
                                                                               498
                                                                             -----

MULTI-UTILITIES--0.2%
CMS Energy Corp.
   7.750% due 8/1/10                                                100        105
Dominion Resources, Inc.
   Series D
   5.125% due 12/15/09                                              100        101
Xcel Energy, Inc.
   3.400% due 7/1/08                                                140        140
                                                                             -----
                                                                               346
                                                                             -----

OFFICE ELECTRONICS--0.3%
Xerox Corp.
   6.750% due 2/1/17                                                600        605
                                                                             -----

OFFICE REITS--0.3%
Mack-Cali Realty LP
   5.125% due 2/15/14                                               700        627
                                                                             -----

OIL & GAS EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc. 144A
   9.500% due 1/15/16(b)                                            400        412
                                                                             -----

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Plains Exploration & Production Co.
   7.750% due 6/15/15                                               610        618
Southwestern Energy Co. 144A
   7.500% due 2/1/18(b)                                             625        646
Swift Energy Co.
   7.625% due 7/15/11                                               500        500
                                                                             -----
                                                                             1,764
                                                                             -----

OIL & GAS REFINING & MARKETING--0.3%
Kern River Funding Corp. 144A
   4.893% due 4/30/18(b)                                             76         73
Tesoro Corp.
   6.500% due 6/1/17                                                780        704
                                                                             -----
                                                                               777
                                                                             -----

OIL & GAS STORAGE & TRANSPORTATION--0.7%
Buckeye Partners LP
   6.050% due 1/15/18                                               390        383
Kaneb Pipe Line Operating
   Partnership LP
   5.875% due 6/1/13                                                125        120
Kinder Morgan Finance Co. ULC
   5.700% due 1/5/16                                                700        626
Williams Cos., Inc. (The)
   7.125% due 9/1/11                                                500        518
                                                                             -----
                                                                             1,647
                                                                             -----

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Bank of America Corp.
   8.000% due 12/29/49(c)                                           625        586
Citigroup, Inc.
   5.500% due 4/11/13                                               575        561
   4.875% due 5/7/15                                                175        161
Glencore Funding LLC 144A
   6.000% due 4/15/14(b)                                          1,150      1,099
JPMorgan Chase & Co. Series 1
   7.900% due 12/31/49(c)                                           429        402
National Rural Utilities Cooperative
   Finance Corp.
   5.500% due 7/1/13                                                350        354

OTHER DIVERSIFIED FINANCIAL SERVICES--CONTINUED
OneAmerica Financial Partners,
   Inc. 144A
   7.000% due 10/15/33(b)                                           175        183
                                                                             -----
                                                                             3,346
                                                                             -----

PACKAGED FOODS & MEATS--0.2%
Dean Holding Co.
   6.900% due 10/15/17                                               50         43
Kellogg Co. Series B
   6.600% due 4/1/11                                                 75         79
Tyson Foods, Inc.
   6.850% due 4/1/16                                                400        364
                                                                             -----
                                                                               486
                                                                             -----

PAPER PACKAGING--0.3%
Jefferson Smurfit Corp.
   8.250% due 10/1/12                                               215        189
Plastipak Holdings, Inc. 144A
   8.500% due 12/15/15(b)                                           500        465
                                                                             -----
                                                                               654
                                                                             -----

PAPER PRODUCTS--0.3%
Verso Paper Holdings LLC/Verso
   Paper, Inc. Series B
   11.375% due 8/1/16                                               625        595
                                                                             -----

PROPERTY & CASUALTY INSURANCE--0.4%
Berkley (W.R.) Corp.
   5.875% due 2/15/13                                                75         76
Berkshire Hathaway Finance Corp.
   4.625% due 10/15/13                                              100        100
Fund American Cos., Inc.
   5.875% due 5/15/13                                               175        169
Kingsway America, Inc.
   7.500% due 2/1/14                                                125        109
Markel Corp.
   6.800% due 2/15/13                                               175        180
NYMAGIC, Inc.
   6.500% due 3/15/14                                               150        148
Progressive Corp. (The)
   6.250% due 12/1/32                                                75         73
                                                                             -----
                                                                               855
                                                                             -----

PUBLISHING--0.4%
Dex Media, Inc.
   8.000% due 11/15/13                                               50         37
Donnelley (R.H.) Corp. 144A
   11.750% due 5/15/15(b)                                           475        285
Idearc, Inc.
   8.000% due 11/15/16                                              500        317
Reader's Digest Association, Inc.
   (The) 144A
   9.000% due 2/15/17(b)                                            500        367
                                                                             -----
                                                                             1,006
                                                                             -----

REGIONAL BANKS--0.8%
Citizens Republic Bancorp, Inc.
   5.750% due 2/1/13                                                 25         22
First Tennessee Bank
   2.831% due 1/23/09(c)                                            216        210
   2.779% due 5/18/09(c)                                            200        192

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      PAR
                                                     VALUE               VALUE
                                                   -------------      ----------
REGIONAL BANKS--CONTINUED
Hudson United Bank
   7.000% due 5/15/12                              $          80      $       85
PNC Financial Services
   8.250% due 5/29/49(c)                                     650             649
Sovereign Bancorp, Inc.
   8.750% due 5/30/18                                        600             572
Zions Bancorp.
   6.000% due 9/15/15                                        125             105
                                                                      ----------
                                                                           1,835
                                                                      ----------

RESTAURANTS--0.0%
Outback Steakhouse, Inc. 144A
   10.000% due 6/15/15(b)                                     50              33
                                                                      ----------

SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc.
   7.125% due 8/1/17                                         133             149
                                                                      ----------

SPECIALIZED CONSUMER SERVICES--0.1%
Mobile Mini, Inc.
   6.875% due 5/1/15                                         250             216
                                                                      ----------

SPECIALIZED REITS--1.2%
Health Care REIT, Inc.
   5.875% due 5/15/15                                      1,775           1,650
Host Hotels & Resorts LP
   6.875% due 11/1/14                                        650             601
Realty Income Corp.
   6.750% due 8/15/19                                        425             400
                                                                      ----------
                                                                           2,651
                                                                      ----------

SPECIALTY STORES--0.4%
Office Depot, Inc.
   6.250% due 8/15/13                                      1,000             921
                                                                      ----------

STEEL--0.2%
Steel Dynamics, Inc. 144A
   7.375% due 11/1/12(b)                                     337             339
                                                                      ----------

TOBACCO--0.8%
Reynolds American, Inc.
   7.300% due 7/15/15                                        750             768
   7.625% due 6/1/16                                         600             628
UST, Inc.
   5.750% due 3/1/18                                         500             497
                                                                      ----------
                                                                           1,893
                                                                      ----------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc.
   Series D
   7.375% due 8/1/15                                       1,000             830
                                                   -------------      ----------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $71,836)                                                 67,407
                                                                      ----------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--6.4%

American Home Mortgage
   Assets 07-2, M4
   3.129% due 3/25/47(c)(u)                                1,088             131
American Tower Trust L
   07-1A, C 144A
   5.615% due 4/15/37(b)                                     500             434
Bear Stearns Commercial
   Mortgage Securities
   07-PW18, AM
   6.084% due 6/11/50(c)                                   1,475           1,364
Bear Stearns Structured
   Products, Inc. 04-15, A2 144A
   0% due 11/27/34(b)                                         60              59
Bear Stearns Structured
   Products, Inc. 05-10 144A
   4.982% due 4/26/35(b)(c)                                  300             286
Bear Stearns Structured
   Products, Inc. 05-20N, B 144A
   5.983% due 10/25/45(b)(c)                               1,250             906
Chase Mortgage Finance
   Corp. 06-A1, 4A1
   6.035% due 9/25/36(c)                                   1,895           1,793
Citicorp Mortgage Securities,
   Inc. 06-7, 1A1
   6.000% due 12/25/36                                     1,403           1,349
Countrywide Home Loan
   Mortgage Pass-Through
   Trust 04-13, 1A1
   5.500% due 8/25/34                                        981             976
Crown Castle Towers LLC
   05-1A, B 144A
   4.878% due 6/15/35(b)                                     800             781
First Horizon Asset Securities,
   Inc. 05-AR1, 2A1
   5.001% due 4/25/35(c)                                     937             910
GS Mortgage Securities
   Corp. II 99-C1, A2
   6.110% due 11/18/30(c)                                    103             103
IndyMac Index Mortgage
   Loan Trust 06-AR25, 3A1
   6.365% due 9/25/36(c)                                   1,439           1,134
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 05-C3, AM
   4.794% due 7/15/40                                        600             555
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 07-C2, H 144A
   6.180% due 2/15/40(b)(c)                                1,400             664
MASTR Resecuritization
   Trust 04-3 144A
   5.000% due 3/28/34(b)                                     485             393
MASTR Resecuritization
   Trust 05-1 144A
   5.000% due 10/28/34(b)                                    446             393
Residential Accredit Loans,
   Inc. 02-QS12, B1
   6.250% due 9/25/32                                        581             225
Timberstar Trust 06-1A,
   A 144A 5.668%
   due 10/15/36(b)                                         1,275           1,205
Wells Fargo Mortgage
   Backed Securities
   Trust 05-5, 1A1
   5.000% due 5/25/20                                        854             815
                                                                      ----------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,818)                                                 14,476
                                                                      ----------

FOREIGN GOVERNMENT SECURITIES--15.5%

AUSTRALIA--2.9%
Commonwealth of Australia
   Series 909
   7.500% due 9/15/09                                      6,875(h)        6,633
                                                                      ----------

BRAZIL--2.7%
Federative Republic of Brazil
   12.500% due 1/5/16                                      2,899(i)        1,795
   12.500% due 1/5/22                                      1,875(i)        1,157
   10.250% due 1/10/28                                     3,500(i)        1,870
   7.125% due 1/20/37                                        415             458
   11.000% due 8/17/40                                       550             727
                                                                      ----------
                                                                           6,007
                                                                      ----------

COLOMBIA--0.2%
Republic of Colombia
   12.000% due 10/22/15                                1,075,000(j)          542
                                                                      ----------

EGYPT--0.5%
Arab Republic of Egypt
   Series 364
   0% due 11/4/08                                          6,500(k)        1,174
                                                                      ----------

INDONESIA--0.3%
Republic of Indonesia
   Series FR-23
   11.000% due 12/15/12                                6,000,000(l)          607
                                                                      ----------

MEXICO--0.2%
United Mexican States
   Series B
   6.750% due 9/27/34                                        500             530
                                                                      ----------

NEW ZEALAND--0.8%
Commonwealth of New Zealand
   Series 708
   6.000% due 7/15/08                                      2,325(m)        1,771
                                                                      ----------

NORWAY--0.9%
Kingdom of Norway
   5.500% due 5/15/09                                     10,435(n)        2,033
                                                                      ----------

PERU--0.2%
Republic of Peru
   12.250% due 8/10/11                                     1,100(o)          443
                                                                      ----------

PHILIPPINES--0.6%
Republic of Philippines
   7.750% due 1/14/31                                      1,405           1,463
                                                                      ----------

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE          VALUE
                                                         -------      ----------
RUSSIA--1.8%
Russian Federation 144A
   7.500% due 3/31/30(b)(c)                              $ 2,044      $   2,294
Russian Federation RegS
   7.500% due 3/31/30(c)(e)                                1,576          1,770
                                                                      ----------
                                                                          4,064
                                                                      ----------

SINGAPORE--0.6%
Republic of Singapore
   2.500% due 10/1/12                                      1,775 (q)      1,311
                                                                      ----------

SWEDEN--0.2%
Kingdom of Sweden
   Series 1043
   5.000% due 1/28/09                                      2,635 (r)        439
                                                                      ----------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and
   Tobago RegS
   9.875% due 10/1/09(e)                                     225            239
                                                                      ----------

TURKEY--0.5%
Republic of Turkey
   11.500% due 1/23/12                                       750            862
   7.250% due 3/15/15                                        350            347
                                                                      ----------
                                                                          1,209
                                                                      ----------

UKRAINE--0.3%
Republic of Ukraine 144A
   6.580% due 11/21/16(b)                                    750            667
                                                                      ----------

VENEZUELA--2.7%
Republic of Venezuela
   9.250% due 9/15/27                                      3,960          3,726
   9.375% due 1/13/34                                      1,000            911
Republic of Venezuela RegS
   5.375% due 8/7/10(e)                                    1,500          1,424
                                                                      ----------
                                                                          6,061
                                                                      ----------

TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $ 34,162)                                               35,193
                                                                      ----------
FOREIGN CORPORATE BONDS (d)--13.9%

AUSTRALIA--0.5%
Rio Tinto Finance USA Ltd.
   6.500% due 7/15/18                                      1,075          1,078
                                                                      ----------
BRAZIL--0.4%
Usiminas Commercial Ltd. 144A
   7.250% due 1/18/18(b)                                     308            325
Vale Overseas Ltd.
   6.250% due 1/11/16                                        500            489
                                                                      ----------
                                                                            814
                                                                      ----------

CANADA--1.0%
Canadian National Resources Ltd.
   5.900% due 2/1/18                                         500            497
Catalyst Paper Corp.
   7.375% due 3/1/14                                       1,055            786
Petro-Canada
   6.050% due 5/15/18                                        240            236

CANADA--CONTINUED
Rogers Wireless
   Communications, Inc.
   6.375% due 3/1/14                                         575            576
Videotron Ltd. 144A
   9.125% due 4/15/18(b)                                      83             87
                                                                      ----------
                                                                          2,182
                                                                      ----------

CHILE--0.2%
Empresa Nacional de
   Electricidad SA
   8.350% due 8/1/13                                         500            553
                                                                      ----------

CHINA--0.1%
China Properties Group
   Ltd. 144A
   9.125% due 5/4/14(b)                                      500            341
                                                                      ----------

CYPRUS--0.4%
   ABH Financial Ltd.
   (Alfa Markets Ltd.) 144A
   8.200% due 6/25/12(b)                                     250            242
Alfa MTN Invest Ltd. 144A
   9.250% due 6/24/13(b)                                     575            574
                                                                      ----------
                                                                            816
                                                                      ----------

GERMANY--0.4%
Deutsche Bank AG
   4.875% due 5/20/13                                        165            162
E.ON International Finance
   BV 144A
   5.800% due 4/30/18(b)                                     600            589
Hanson Australia Funding Ltd.
   5.250% due 3/15/13                                        125            122
                                                                      ----------
                                                                            873
                                                                      ----------

HONG KONG--0.1%
Hutchison Whampoa
International Ltd. 144A
   5.450% due 11/24/10(b)                                    150            151
                                                                      ----------

INDIA--0.2%
   ICICI Bank Ltd. 144A
   6.375% due 4/30/22(b)(c)                                  625            560
                                                                      ----------

INDONESIA--0.3%
Majapahit Holding BV 144A
   7.250% due 6/28/17(b)                                     825            743
                                                                      ----------

ISRAEL--0.1%
Israel Electric Corp., Ltd. 144A
   7.250% due 1/15/19(b)                                     345            352
                                                                      ----------

ITALY--0.3%
Telecom Italia Capital SA
   6.999% due 6/4/18                                         600            605
                                                                      ----------

JAPAN--0.5%
Resona Bank Ltd. 144A
   5.850% due 9/29/49(b)(c)                                1,250          1,075
                                                                      ----------

KAZAKHSTAN--1.0%
Kazkommerts International
   BV RegS
   8.000% due 11/3/15(e)                                   1,000            830
KazMunaiGaz Finance Sub
   BV 144A
   9.125% due 7/2/18(b)                                      600            596
TengizChevroil Finance Co.
   S.A.R.L. 144A
   6.124% due 11/15/14(b)                                    929            894
                                                                      ----------
                                                                          2,320
                                                                      ----------

LUXEMBOURG--0.3%
ArcelorMittal 144A
   6.125% due 6/1/18(b)                                      490            484
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.) 144A
   9.125% due 4/30/18(b)                                     250            247
                                                                      ----------
                                                                            731
                                                                      ----------

MALAYSIA--0.6%
Malaysia International Shipping
   Corp. Capital Ltd. 144A
   6.125% due 7/1/14(b)                                    1,250          1,278
                                                                      ----------

RUSSIA--3.6%
European Bank for
   Reconstruction & Development
   6.000% due 2/14/12                                     46,600 (p)      1,918
Evraz Group SA 144A
   8.875% due 4/24/13(b)                                     150            151
   9.500% due 4/24/18(b)                                     355            358
Gaz Capital SA 144A
   8.146% due 4/11/18(b)                                     145            157
Gazprom International SA 144A
   7.201% due 2/1/20(b)                                      856            854
Gazprom OAO
   (Gaz Capital SA) 144A
   6.212% due 11/22/16(b)                                  1,530          1,429
   6.510% due 3/7/22(b)                                      520            467
International Bank For
   Reconstruction & Development
   5.750% due 6/25/10                                     25,700 (p)      1,096
OJSC AK Transneft
   (TransCapitalInvest Ltd.) 144A
   5.670% due 3/5/14(b)                                      610            570
OJSC Vimpel Communications
   (UBS Luxembourg SA) 144A
   8.375% due 10/22/11(b)                                    250            254
Russian Agricultural Bank
   OJSC (RSHB Capital SA) 144A
   6.299% due 5/15/17(b)                                     615            567
TNK-BP Finance SA 144A
   7.500% due 3/13/13(b)                                     425            421
                                                                      ----------
                                                                          8,242
                                                                      ----------

SINGAPORE--0.3%
UOB Cayman Ltd. 144A
   5.796% due 12/29/49(b)(c)                                 700            635
                                                                      ----------

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                 PAR
                                                VALUE      VALUE
                                                -------   -------
SOUTH AFRICA--0.0%
SABMiller plc 144A
   6.625% due 8/15/33(b)                        $    75   $    77
                                                          -------
SOUTH KOREA--0.6%
Korea Development Bank
   5.300% due 1/17/13                               313       311
Woori Bank 144A
   6.125% due 5/3/16(b)(c)                        1,000       968
                                                          -------
                                                            1,279
                                                          -------

UNITED ARAB EMIRATES--0.4%
Abu Dhabi National Energy Co. 144A
   5.875% due 10/27/16(b)                           825       808
                                                          -------

UNITED KINGDOM--1.1%
British Sky Broadcasting Group plc
   6.875% due 2/23/09                               650       660
HBOs plc 144A
   6.750% due 5/21/18(b)                            200       191
Ineos Group Holdings plc 144A
   8.500% due 2/15/16(b)                            500       331
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14(b)                             500       455
Vedanta Resources plc 144A
   9.500% due 7/18/18(b)                            625       624
Vodafone Group plc
   6.150% due 2/27/37                               375       343
                                                          -------
                                                            2,604
                                                          -------

UNITED STATES--1.0%
Freeport-McMoRan Copper &
   Gold, Inc.
   6.875% due 2/1/14                                540       559
GTL Trade Finance, Inc. 144A
   7.250% due 10/20/17(b)                           545       548
Nova Chemicals Corp.
   5.953% due 11/15/13(c)                         1,468     1,255
Pemex Project Funding
   Master Trust
   6.125% due 8/15/08                                 7         7
                                                          -------
                                                            2,369
                                                          -------

VENEZUELA--0.5%
Petroleos de Venezuela S.A. RegS
   5.250% due 4/12/17(e)                          1,500     1,046
                                                          -------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $33,187)                                  31,532
                                                          -------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
   2.875% due 9/30/10                               300       271
                                                          -------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $270)                                        271
                                                          -------

DOMESTIC LOAN AGREEMENTS (c)--14.3%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
   4.625% due 3/31/14                               190       183
                                                          -------

APPAREL RETAIL--0.2%
HBI Branded Apparel Ltd.,
   Inc. Tranche 2
   6.657% due 3/5/14                                325       323
                                                          -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Totes Isotoner Corp. Tranche 2
   8.630% due 1/16/14                               500       412
                                                          -------

AUTO PARTS & EQUIPMENT--0.4%
Mark IV Industries, Inc. Tranche 2
   11.490% due 12/19/11                             325       137
Mark IV Industries, Inc. Tranche B
   7.410% due 6/21/11                               950       704
                                                          -------
                                                              841
                                                          -------

AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co. Tranche B
   5.800% due 12/16/13                              609       493
General Motors Corp. Tranche B
   7.056% due 11/29/13                              313       267
                                                          -------
                                                              760
                                                          -------

BROADCASTING & CABLE TV--0.4%
Charter Communications
   Operating LLC Tranche B
   4.895% due 3/6/14                                987       870
MCC Georgia LLC Tranche E
   6.808% due 1/3/16                                130       129
                                                          -------
                                                              999
                                                          -------

CASINOS & GAMING--0.1%
Harrahs Operating Co., Inc.
   Tranche B3
   5.913% due 1/28/15                               299       275
                                                          -------

COMMODITY CHEMICALS--0.5%
Celanese Holdings LLC Tranche B
   4.188% due 3/30/14                             1,244     1,182
                                                          -------

COMMUNICATIONS EQUIPMENT--0.5%
CommScope, Inc. Tranche B
   5.184% due 12/27/14                            1,197     1,155
                                                          -------

CONSUMER FINANCE--0.2%
Hertz Corp. Letter of Credit
   4.910% due 12/21/12                               83        79
Hertz Corp. Tranche B
   4.225% due 12/21/12                              392       372
                                                          -------
                                                              451
                                                          -------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
First Data Corp. Tranche B3
   5.398% due 9/24/14                               829       768
First Data Corp. Tranche B1
   5.480% due 9/24/14                               579       534
Reynolds & Reynolds Co. (The)
   Tranche FL
   4.383% due 10/24/12                              482       459
                                                          -------
                                                            1,761
                                                          -------

DEPARTMENT STORES--0.8%
Neiman-Marcus Group, Inc.
   (The) Tranche
   6.951% due 4/6/13                              1,873     1,789
                                                          -------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
   5.055% due 1/26/14                                17        16
ARAMARK Corp. Tranche B
   4.571% due 1/26/14                               261       245
                                                          -------
                                                              261
                                                          -------

ELECTRIC UTILITIES--0.3%
Texas Competitive Electric Holdings
   Co., LLC Tranche B2
   6.537% due 10/10/14                              437       405
Texas Competitive Electric Holdings
   Co., LLC Tranche B3
   8.380% due 10/10/14                              249       232
                                                          -------
                                                              637
                                                          -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Baldor Electric Co. Tranche
   4.688% due 1/31/14                               475       460
                                                          -------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
   Letter of Credit A
   4.600% due 3/28/14                               206       204
Allied Waste North America, Inc.
   Tranche B
   4.385% due 3/28/14                               342       338
                                                          -------
                                                              542
                                                          -------

HEALTH CARE FACILITIES--0.6%
HCA, Inc. Tranche A
   4.696% due 11/18/12                              168       158
HCA, Inc. Tranche B
   4.946% due 11/18/13                              678       638
Health Management Associates,
   Inc. Tranche B
   4.446% due 2/28/14                               245       229
LifePoint Hospitals, Inc. Tranche B
   4.710% due 4/15/12                               390       380
                                                          -------
                                                            1,405
                                                          -------

HEALTH CARE SERVICES--0.3%
Psychiatric Solutions, Inc. Tranche
   5.960% due 7/1/12                                704       683
                                                          -------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
   4.755% due 2/6/14                                232       212
                                                          -------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.6%
NRG Energy, Inc. Letter of Credit
   4.096% due 2/1/13                                653       622
NRG Energy, Inc. Tranche B
   4.196% due 2/1/13                                784       746
                                                          -------
                                                            1,368
                                                          -------

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      PAR
                                                     VALUE      VALUE
                                                    --------   --------
INTEGRATED TELECOMMUNICATION SERVICES--0.9%
Level 3 Communications, Inc.
   Tranche B
   4.964% due 3/13/14                               $    115   $    106
NTELOS, Inc. Tranche B1
   4.955% due 8/24/11                                    744        728
Time Warner Telecom Holdings,
   Inc. Tranche B
   4.790% due 1/7/13                                   1,241      1,195
                                                               --------
                                                                  2,029
                                                               --------

LEISURE FACILITIES--0.3%
AMF Bowling Worldwide, Inc.
   Tranche B
   5.196% due 5/17/13                                    866        700
                                                               --------

METAL & GLASS CONTAINERS--0.3%
Anchor Glass Container Corp.
   7.750% due 6/1/13                                     660        652
                                                               --------

OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group,
     Inc. Tranche
   4.546% due 7/1/13                                     195        190
                                                               --------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
ATP Oil & Gas Corp. Tranche 1
   8.711% due 3/1/10                                     732        713
ATP Oil & Gas Corp. Tranche 2
   8.711% due 3/1/10                                     418        408
                                                               --------
                                                                  1,121
                                                               --------

PAPER PRODUCTS--1.7%
Boise Paper Holdings LLC Tranche
   11.000% due 2/22/15                                 1,330      1,267
Boise Paper Holdings LLC Tranche B
   6.240% due 2/22/14                                    400        402
Georgia-Pacific Corp. Tranche A
   5.287% due 12/20/10                                   600        579
Georgia-Pacific Corp. Tranche B1
   5.385% due 12/20/12                                 1,073      1,012
NewPage Corp. Tranche B
   7.156% due 12/21/14                                   678        675
                                                               --------
                                                                  3,935
                                                               --------

PUBLISHING--0.5%
Idearc, Inc. Tranche B
   4.545% due 11/17/14                                   985        793
Tribune Co. Tranche B
   5.542% due 6/4/14                                     337        257
                                                               --------
                                                                  1,050
                                                               --------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Tropicana Entertainment LLC Tranche B
   8.500% due 1/3/12                                     110        107
                                                               --------

RESTAURANTS--0.3%
Burger King Corp. Tranche B1
   4.250% due 6/30/12                                    582        577
                                                               --------

SEMICONDUCTORS--0.4%
Freescale Semiconductor, Inc. Tranche
   6.898% due 12/1/13                                  1,077        979
                                                               --------

SPECIALIZED FINANCE--0.8%
Sungard Data Systems, Inc. Tranche B
   4.508% due 2/28/14                                  1,947      1,847
                                                               --------

SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc.
   Tranche B
   5.112% due 12/16/11                                   203        197
                                                               --------

WIRELESS TELECOMMUNICATION SERVICES--1.4%
ALLTEL Communications, Inc. Tranche B2
   5.564% due 5/15/15                                    373        369
ALLTEL Communications, Inc. Tranche B3
   5.232% due 5/15/15                                    620        618
Cricket Communications, Inc. Tranche B
   6.196% due 6/16/13                                    613        605
MetroPCS Wireless, Inc. Tranche B
   7.253% due 2/20/14                                  1,696      1,622
                                                               --------
                                                                  3,214
                                                               --------

TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $34,396)                                        32,297
                                                               --------

FOREIGN LOAN AGREEMENTS (c)(d)--0.4%

GERMANY--0.4%
Fresenius Medical Care AG & Co. KGaA Tranche B
   4.184% due 3/31/13                                    902        877
                                                               --------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $ 902)                                             877
                                                               --------

DOMESTIC PREFERRED STOCK--0.1%

SPECIALIZED REITS--0.0%
Saul Centers, Inc. Series A
   Pfd. 8%                                               425         10
                                                               --------

THRIFTS & MORTGAGE FINANCE--0.1%
Chevy Chase Bank FSB Series C
   Pfd. 8%                                             3,925         94
Chevy Chase Preferred
   Capital Corp.
   Series A Pfd. 10.375%                               1,225         63
                                                               --------
                                                                    157
                                                               --------

TOTAL DOMESTIC PREFERRED STOCK
(IDENTIFIED COST $ 179)                                             167
                                                               --------

FOREIGN CONVERTIBLE PREFERRED STOCK--0.2%

BRAZIL--0.2%
Vale Capital Ltd. Cv. Pfd. 5.50%                       6,000        406
                                                               --------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $ 301)                                             406
                                                               --------

DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp.
   Class A (g)(s)                                     64,050          0
                                                               --------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $282)                                                0
                                                               --------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $ 233,295)                                     222,086
                                                               --------

SHORT-TERM INVESTMENTS--0.6%

                                                      PAR
                                                     VALUE
                                                    --------
COMMERCIAL PAPER (t)--0.6%
Cintas Corp. No. 2
   2.500% due 7/1/08                                $  1,320       1,320
                                                               ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,320)                                          1,320
                                                               ---------
TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $234,615)                                       223,406 (a)

Other assets and liabilities, net--1.4%                            3,107
                                                               ---------

NET ASSETS--100.0%                                             $ 226,513
                                                               =========

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

ABBREVIATIONS:
AMBAC    American Municipal Bond Assurance Corporation
FHLMC    Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA     Fannie Mae or Federal National Mortgage Association
FSA      Financial Security Assurance, Inc.
GNMA     Ginnie Mae or Government National Mortgage Association
MBIA     Municipal Bond Insurance Association
REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,222 and gross depreciation of $13,766 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $234,950.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $36,941 or 16.3% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Illiquid and restricted security. At June 30, 2008, this security amounted to a value of $3 or 0% of net assets. For acquisition information, see
      Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(g) Illiquid security. Security valued at fair value as determined in accordance with procedures that have been approved by the Fund's Board of Trustees.

(h)   Par value represents Australian Dollar (reported in 000s).

(i)   Par value represents Brazilian Real (reported in 000s).

(j)   Par value represents Colombian Peso (reported in 000s).

(k)   Par value represents Egyptian Pound (reported in 000s).

(l)   Par value represents Indonesian Rupiah (reported in 000s).

(m)   Par value represents New Zealand Dollar (reported in 000s).

(n)   Par value represents Norwegian Krone (reported in 000s).

(o)   Par value represents Peruvian Neuvo Sol (reported in 000s).

(p)   Par value represents Russian Ruble (reported in 000s).

(q)   Par value represents Singapore Dollar (reported in 000s).

(r)   Par value represents Swedish Krona (reported in 000s).

(s)   Non-income producing.

(t)   The rate shown is the discount rate.

(u)   Illiquid security.

                       See Notes to Financial Statements

                  PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE     VALUE
                                                        -------   -------
U.S. GOVERNMENT SECURITIES--2.2%

U.S. TREASURY NOTES--2.2%
U.S. Treasury Note
   3.500% due 5/31/13                                   $   325   $   327
   3.375% due 6/30/13                                       875       877
                                                                  -------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $ 1,199)                                           1,204
                                                                  -------

AGENCY MORTGAGE-BACKED SECURITIES--13.5%
FHLMC
   4.500% due 12/1/18                                       314       307
   5.500% due 6/1/36                                        940       928
   6.000% due 2/1/38                                        568       575
FNMA
   4.000% due 7/1/19                                        174       165
   5.000% due 2/1/20                                         88        88
   5.000% due 8/1/20                                         48        47
   6.000% due 8/1/34                                        182       184
   5.500% due 3/1/35                                        233       230
   5.500% due 4/1/35                                        545       539
   6.500% due 8/1/36                                         87        89
   6.000% due 1/1/37                                        478       483
   5.500% due 4/1/37                                        149       147
   6.000% due 9/1/37                                         99       100
   5.500% due 11/1/37                                       403       397
   6.000% due 12/1/37                                       251       253
   5.500% due 2/1/38                                        150       148
   6.000% due 2/1/38                                        240       243
   6.000% due 2/1/38                                        167       169
   5.500% due 4/1/38                                        891       879
   5.500% due 5/1/38                                        425       419
   5.500% due 7/1/38                                        300       296
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                       282       275
FNMA 05-57, CK
   5.000% due 7/25/35                                        40        41
FNMA 05-65, DK
   5.000% due 8/25/35                                        50        51
FNMA 05-65, PJ
   5.000% due 8/25/35                                       168       169
FNMA 05-74, AG
   5.000% due 9/25/35                                        54        54
FNMA 05-80, AD
   5.500% due 9/25/35                                         1         1
                                                                  -------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $ 7,363)                                           7,277
                                                                  -------

MUNICIPAL BONDS--3.9%

COLORADO--0.5%
Department of Transportation
   Revenue, Prerefunded
   6/15/10 @100.50
   (AMBAC Insured)
   6.000% due 6/15/11                                       240       256
                                                                  -------

CONNECTICUT--0.2%
Mashantucket Western Pequot
   Tribe Taxable Series A 144A
   (MBIA Insured)
   6.910% due 9/1/12  (b)                                   110       110
                                                                  -------
ILLINOIS--1.0%
Illinois Community College
   District No. 523, Prerefunded
   2/01/10 @100 (FSA Insured)
   5.750% due 2/1/14                                        500       524
                                                                  -------

KENTUCKY--0.4%
State Property & Buildings
   Commission (FSA Insured)
   5.250% due 10/1/13                                       195       211
                                                                  -------

NEW YORK--0.4%
New York State Dormitory
   Authority Higher Education
   Taxable Series B
   3.350% due 12/15/09                                      205       205
                                                                  -------

TEXAS--1.3%
Houston Independent School
   District, Prerefunded
   7/15/11 @100 (FSA Insured)
   5.500% due 7/15/18                                       235       251
State of Texas Public
   Finance Authority
   5.000% due 10/1/12                                       430       458
                                                                  -------
                                                                      709
                                                                  -------
VIRGINIA--0.1%
Tobacco Settlement Financing
   Corp. Taxable Series A-1
   6.706% due 6/1/46                                        105        89
                                                                  -------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $ 2,122)                                           2,104
                                                                  -------

ASSET-BACKED SECURITIES--7.2%
AmeriCredit Automobile
   Receivables Trust 06-RM, A2
   5.420% due 8/8/11                                        224       220
Banc of America Securities
   Auto Trust 06-G1, B
   5.340% due 2/18/11                                       100        99
Bombardier Capital Mortgage
   Securitization Corp. 99-A, A3
   5.980% due 1/15/18 (c)                                   104        95
Capital One Auto Finance
   Trust 05-BSS B
   4.320% due 5/15/10                                        65        65
Carmax Auto Owner Trust 05-1, C
   4.820% due 10/15/11                                      200       200
Carmax Auto Owner Trust 07-2B
   5.370% due 3/15/13                                        95        92
Chase Funding Mortgage Loan
   Asset-Backed Certificates
   04-1, 1A4
   4.111% due 8/25/30                                        64        62
Daimler Chrysler Auto
   Trust 08-B, A4A
   5.320% due 11/10/14                                      135       136
Daimler Chrysler Auto
   Trust 05-A, B
   3.880% due 7/8/11                                        250       250
Dunkin Securitization 06-1,
   M1 144A
   8.285% due 6/20/31 (b)                                   160       142
FMAC Loan Receivables
   Trust 98-CA, A2 144A
   6.660% due 9/15/20 (b)                                    57        53
GMAC Mortgage Corp. Loan
   Trust 05-AR2, 2A
   4.856% due 5/25/35 (c)                                   282       266
GMAC Mortgage Corp. Loan
   Trust 05-HE2, A3
   4.622% due 11/25/35 (c)                                   51        47
GMAC Mortgage Corp. Loan
   Trust 06-HE2, A3
   6.320% due 5/25/36                                       350       180
GMAC Mortgage Corp. Loan
   Trust 06-HE3, A2
   5.750% due 10/25/36 (c)                                  350       257
Great America Leasing
   Receivables 05-1, A4 144A
   4.970% due 8/20/10 (b)                                   230       231
Green Tree Financial Corp.
   7.650% due 4/15/19                                        94        96
Hyundai Auto Receivables
   Trust 08-A, A3
   4.930% due 12/17/12 (c)                                  200       200
JPMorgan Mortgage Acquisition
   Corp. 06-CW2, AF3
   5.777% due 8/25/36 (c)                                   225       213
MASTR Alternative Net Interest
   Margin 06-6, N1 144A
   3.482% due 9/26/46 (b)(c)(f)                              25         1
Renaissance Home Equity
   Loan Trust 05-3, AF3
   4.814% due 11/25/35 (c)                                  598       595
Renaissance Home Equity
   Loan Trust 06-1, AF2
   5.533% due 5/25/36 (c)                                    60        60
Residential Funding Mortgage
   Securities II, Inc. 05-HI2, A3
   4.460% due 5/25/35                                        53        53
Structured Asset Securities
   Corp. 05-7XS, 1A2B
   5.270% due 4/25/35 (c)                                   300       296
                                                                  -------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $ 4,257)                                           3,909
                                                                  -------
DOMESTIC CORPORATE BONDS--22.0%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
   7.625% due 6/15/12                                       115       116
                                                                  -------

AGRICULTURAL PRODUCTS--0.2%
Cargill, Inc. 144A
   5.600% due 9/15/12 (b)                                   115       116
                                                                  -------

AIRLINES--2.0%
American Airlines, Inc. 01-1
   6.977% due 5/23/21                                       385       306
Continental Airlines, Inc. 98-1A
   6.648% due 9/15/17                                       136       124
Delta Air Lines, Inc. 00-1
   7.379% due 5/18/10                                       175       169
JetBlue Airways Corp. 04-2
   5.776% due 11/15/08 (c)                                  192       189
United Airlines, Inc. 00-2
   7.032% due 10/1/10                                       100        99

                       See Notes to Financial Statements

                  PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         PAR
                                                        VALUE        VALUE
                                                        -----       -------
AIRLINES--CONTINUED
United Airlines, Inc. 01-1
   6.071% due 3/1/13                                    $ 189       $   185
                                                                    -------
                                                                      1,072
                                                                    -------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
   5.750% due 3/15/17                                      41            39
                                                                    -------

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Invesco Ltd.
   4.500% due 12/15/09                                    250           248
Janus Capital Group, Inc.
   6.250% due 6/15/12                                      75            73
Nuveen Investments, Inc.
   5.000% due 9/15/10                                      95            86
                                                                    -------
                                                                        407
                                                                    -------

AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
   6.500% due 11/15/13                                     70            73
                                                                    -------
BROADCASTING & CABLE TV--1.1%
Comcast Cable Holdings LLC
   7.875% due 8/1/13                                      150           161
COX Communications, Inc.
   4.625% due 6/1/13                                      250           237
Time Warner Cable, Inc.
   6.200% due 7/1/13                                       85            86
Viacom, Inc.
   5.750% due 4/30/11                                     100           100
                                                                    -------
                                                                        584
                                                                    -------

BUILDING PRODUCTS--0.3%
Esco Corp. 144A
   8.625% due 12/15/13 (b)                                154           156
                                                                    -------

CASINOS & GAMING--0.3%
MGM MIRAGE
   8.500% due 9/15/10                                     155           154
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock
   International LLC 144A
   5.276% due 3/15/14 (b)(c)                               25            21
                                                                    -------
                                                                        175
                                                                    -------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.4%
Terex Corp.
   7.375% due 1/15/14                                     195           193
                                                                    -------

CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A
   6.750% due 7/15/13 (b)                                  60            61
                                                                    -------

CONSUMER FINANCE--2.7%
American Express Credit Corp.
   5.875% due 5/2/13                                      135           134
Ford Motor Credit Co. LLC
   5.625% due 10/1/08                                     345           339
   9.875% due 8/10/11                                     118           100
   7.163% due 4/15/12 (c)                                 135           127
GMAC LLC
   3.951% due 9/23/08 (c)                                 185           182
   3.926% due 5/15/09 (c)                                 135           127
   6.875% due 9/15/11                                      38            28
Hertz Corp. (The)
   8.875% due 1/1/14                                      100            92
MBNA Corp.
   4.625% due 9/15/08                                     100           100
SLM Corp.
   5.480% due 2/1/10 (c)                                  250           230
                                                                    -------
                                                                      1,459
                                                                    -------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Convergys Corp.
   4.875% due 12/15/09                                    250           252
                                                                    -------

DISTILLERS & VINTNERS--0.3%
Constellation Brands, Inc.
   8.375% due 12/15/14                                    140           142
                                                                    -------

DIVERSIFIED BANKS--0.6%
Bank One Corp.
   7.875% due 8/1/10                                       50            53
Wachovia Corp.
   5.500% due 5/1/13                                       70            67
Wells Fargo & Co.
   4.375% due 1/31/13                                     200           194
                                                                    -------
                                                                        314
                                                                    -------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.5%
ERAC(SM) USA Finance Co. 144A
   5.300% due 11/15/08 (b)                                 85            85
   5.800% due 10/15/12 (b)                                195           184
                                                                    -------
                                                                        269
                                                                    -------

ELECTRIC UTILITIES--0.7%
Allegheny Energy Supply 144A
   8.250% due 4/15/12 (b)                                  40            42
Consumers Energy Co. Series H
   4.800% due 2/17/09                                     100           100
Midwest Generation LLC Series B
   8.560% due 1/2/16                                      113           116
Northeast Utilities
   5.650% due 6/1/13                                      105           104
Texas Competitive Electric
   Holdings Co. LLC 144A
   10.250% due 11/1/15 (b)                                 36            36
                                                                    -------
                                                                        398
                                                                    -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
General Cable Corp.
   5.073% due 4/1/15 (c)                                  210           187
                                                                    -------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronic Group SA
   6.000% due 10/1/12                                      35            35
                                                                    -------

FOOD RETAIL--0.3%
Kroger Co. (The)
   8.050% due 2/1/10                                      140           147
                                                                    -------

HEALTH CARE FACILITIES--0.3%
HCA, Inc.
   9.125% due 11/15/14                                    145           149
                                                                    -------

HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort
   Worldwide, Inc.
   6.250% due 2/15/13                                      63            61
                                                                    -------

HOUSEHOLD PRODUCTS--0.1%
Yankee Acquisition Corp.
   Series B
   8.500% due 2/15/15                                      80            63
                                                                    -------

INDUSTRIAL GASES--0.1%
Air Products & Chemicals, Inc.
   4.150% due 2/1/13                                       70            68
                                                                    -------

INDUSTRIAL REITS--0.1%
ProLogis
   6.625% due 5/15/18                                      35            35
                                                                    -------

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
AT&T Corp.
   7.300% due 11/15/11                                    185           197
Embarq Corp.
   6.738% due 6/1/13                                      100            97
Qwest Corp.
   7.875% due 9/1/11                                       95            95
                                                                    -------
                                                                        389
                                                                    -------
INVESTMENT BANKING & BROKERAGE--1.7%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                      160           167
Goldman Sachs Group, Inc. (The)
   5.950% due 1/18/18                                      84            81
Lehman Brothers Holdings, Inc.
   6.000% due 7/19/12                                      65            63
   5.625% due 1/24/13                                      40            38
   6.750% due 12/28/17                                    105            99
Merrill Lynch & Co., Inc.
   6.150% due 4/25/13                                      75            73
Merrill Lynch & Co., Inc. (Brazil)
   10.710% due 3/8/17                                     400 (i)       197
Morgan Stanley 144A (Brazil)
   10.090% due 5/3/17 (b)                                 250 (i)       117
Piper Jaffray Equipment Trust
   Securities 144A
   6.000% due 9/10/11 (b)                                 125           110
                                                                    -------
                                                                        945
                                                                    -------

LEISURE FACILITIES--0.0%
Scientific Games Corp. 144A
   7.875% due 6/15/16 (b)                                  25            25
                                                                    -------

LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.
   6.750% due 8/15/14                                     140           143
                                                                    -------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
   6.875% due 5/1/12                                      100           102
                                                                    -------

                       See Notes to Financial Statements

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         PAR
                                                        VALUE    VALUE
                                                        -----   --------
OFFICE ELECTRONICS--0.2%
Xerox Corp.
   5.650% due 5/15/13                                   $ 120   $    119
                                                                --------

OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc.
   6.500% due 8/15/11                                     100        101
                                                                --------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group,
   Inc. 144A
   9.500% due 1/15/16 (b)                                  13         13
                                                                --------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Swift Energy Co.
   7.625% due 7/15/11                                     125        125
                                                                --------

OIL & GAS REFINING & MARKETING--0.4%
Frontier Oil Corp.
   6.625% due 10/1/11                                     100         99
Tesoro Corp.
   6.250% due 11/1/12                                     115        110
                                                                --------
                                                                     209
                                                                --------

OIL & GAS STORAGE & TRANSPORTATION--0.9%
Buckeye Partners LP
   6.050% due 1/15/18                                      15         15
Knight, Inc.
   6.500% due 9/1/12                                      171        167
Pacific Energy Partners LP/Pacific
   Energy Finance Corp.
   7.125% due 6/15/14                                      75         76
Transcontinental Gas Pipe Line
   Corp. Series B
   7.000% due 8/15/11                                     100        104
Williams Cos., Inc. (The)
   7.125% due 9/1/11                                      100        103
                                                                --------
                                                                     465
                                                                --------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Bank of America Corp.
   7.400% due 1/15/11                                     185        193
Citigroup, Inc.
   5.500% due 4/11/13                                      90         88
General Electric Capital Corp.
   8.125% due 5/15/12                                     125        137
JPMorgan Chase & Co. Series 1
   7.900% due 12/31/49 (c)                                 96         90
MassMutual Global Funding II 144A
   3.500% due 3/15/10 (b)                                 100         99
                                                                --------
                                                                     607
                                                                --------

PAPER PACKAGING--0.5%
Jefferson Smurfit Corp.
   8.250% due 10/1/12                                      40         35
Packaging Corp. of America
   4.375% due 8/1/08                                      250        250
                                                                --------
                                                                     285
                                                                --------

PAPER PRODUCTS--0.4%
Bowater, Inc.
   5.776% due 3/15/10 (c)                                 165        140
Verso Paper Holdings LLC and
   Verso Paper, Inc. Series B
   6.623% due 8/1/14 (c)                                   85         79
                                                                --------
                                                                     219
                                                                --------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Colonial Realty LP
   4.800% due 4/1/11                                      250        236
                                                                --------

REGIONAL BANKS--0.0%
First Tennessee Bank
   2.831% due 1/23/09 (c)                                  22         21
                                                                --------
RETAIL REITS--0.6%
Kimco Realty Corp.
   4.820% due 8/15/11                                     155        148
Simon Property Group LP
   5.600% due 9/1/11                                      205        203
                                                                --------
                                                                     351
                                                                --------

SPECIALIZED FINANCE--0.5%
CIT Group, Inc.
   4.750% due 12/15/10                                    205        167
Textron Financial Corp.
   5.125% due 11/1/10                                     100        102
                                                                --------
                                                                     269
                                                                --------

SPECIALIZED REITS--0.5%
Host Hotels & Resorts LP
   6.875% due 11/1/14                                     115        106
Nationwide Health Properties, Inc.
   6.250% due 2/1/13                                      130        128
Ventas Realty LP/Ventas Capital Corp.
   6.750% due 6/1/10                                       50         50
                                                                --------
                                                                     284
                                                                --------

STEEL--0.3%
Steel Dynamics, Inc. 144A
   7.375% due 11/1/12 (b)                                 141        142
                                                                --------

TOBACCO--0.4%
Philip Morris Capital Corp.
   7.500% due 7/16/09                                     200        197
                                                                --------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series D
   7.375% due 8/1/15                                       75         62
                                                                --------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $ 12,336)                                        11,880
                                                                --------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--13.2%
American General Mortgage
   Loan Trust 06-1, A2 144A
   5.750% due 12/25/35 (b)(c)                             275        269
Asset Securitization Corp.
   96-D3, A1C
   7.400% due 10/13/26                                     20         21
Banc of America Commercial
   Mortgage, Inc., 05-6, AM
   5.352% due 9/10/47 (c)                                  40         38
Bear Stearns Commercial
   Mortgage Securities
   04-ESA, J 144A
   5.817% due 5/14/16 (b)                                 350        357
Bear Stearns Structured
   Products, Inc. 04-15, A2 144A
   0% due 11/27/34 (b)                                     12         12
Bear Stearns Structured
   Products, Inc. 05-10 144A
   4.982% due 4/26/35 (b)(c)                               76         73
Bear Stearns Structured
   Products, Inc. 05-20N, A 144A
   5.983% due 10/25/45 (b)(c)                              54         51
Chase Mortgage Finance
   Corp. 04-S1, M
   5.098% due 2/25/19 (c)                                  77         67
Chase Mortgage Finance
   Corp. 04-S3, 3A1
   6.000% due 3/25/34                                     329        316
Chase Mortgage Finance
   Corp. 06-A1, 4A1
   6.035% due 9/25/36 (c)                                 375        355
Citicorp Mortgage Securities,
   Inc. 06-7, 1A1
   6.000% due 12/25/36                                    103         99
Countrywide Home Loan
   Mortgage Pass-Through
   Trust 04-13, 1A1
   5.500% due 8/25/34                                     163        163
Credit Suisse First Boston
   Mortgage Securities Corp.
   03-8, 3A24
   5.500% due 4/25/33                                     285        242
Credit Suisse First Boston
   Mortgage Securities Corp.
   05-12, 6A1
   6.000% due 1/25/36                                     133        114
Crown Castle Towers LLC
   05-1A, AFX 144A
   4.643% due 6/15/35 (b)                                 250        246
Crown Castle Towers LLC
   05-1A, B 144A
   4.878% due 6/15/35 (b)                                 190        185
First Horizon Asset Securities,
   Inc. 05-AR1, 2A1
   5.001% due 4/25/35 (c)                                 208        202
GMAC Commercial Mortgage
   Securities, Inc. 98-C2 E
   6.500% due 5/15/35                                      50         51
GMAC Commercial Mortgage
   Securities, Inc. 04-C3, A4
   4.547% due 12/10/41                                    180        175
GS Mortgage Securities Corp.
   II 07-EOP, G 144A
   2.970% due 3/6/20 (b)(c)                               130        119
GS Mortgage Securities Corp.
   II 07-EOP, H 144A
   3.100% due 3/6/20 (b)(c)                               110        100
Harborview Mortgage Loan
   Trust 05-15, B8
   4.232% due 10/20/45 (c)(g)                             199         24

                       See Notes to Financial Statements

                  PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR
                                                       VALUE           VALUE
                                                    -----------       -------
Harborview Mortgage Loan
   Trust 05-9, B10
   4.232% due 6/20/35 (c)(g)                        $       124       $    68
IndyMac Index Mortgage
   Loan Trust 06-AR25, 3A1
   6.365% due 9/25/36 (c)                                   175           138
IndyMac Index Mortgage Loan
   Trust 07-AR2, B1
   5.866% due 6/25/37 (c)(g)                                135            52
JPMorgan Chase Commercial
   Mortgage Security Corp.
   05-LDP5, AM
   5.387% due 12/15/44 (c)                                   50            47
JPMorgan Mortgage Trust
   05-S3, 2A2
   5.500% due 1/25/21                                        46            45
JPMorgan Mortgage Trust
   06-A1, B1
   5.403% due 2/25/36 (c)                                   248           150
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 05-C3, AM
   4.794% due 7/15/40                                        70            65
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 07-C2, A2
   5.303% due 2/15/40                                       225           219
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 07-C6, A2
   5.845% due 7/15/40                                       150           149
Lehman Brothers - UBS
   Commercial
   Conduit Mortgage
   Trust 99-C2, A2
   7.325% due 10/15/32                                      482           491
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 06-C3, AM
   5.712% due 3/15/39 (c)                                    25            23
MASTR Alternative Net
   Interest Margin Trust
   05-CW1A, N1 144A
   6.750% due 12/26/35 (b)(f)                                14             2
MASTR Resecuritization
   Trust 05-4CI, N2 144A
   5.482% due 4/26/45 (b)(c)(f)                             120            33
Merrill Lynch/Countrywide
   Commercial Mortgage
   Investors, Inc. 06-3, 2A1
   6.073% due 10/25/36 (c)                                  164           159
Residential Funding Mortgage
   Securities I, Inc. 05-SA1, 2A
   4.835% due 3/25/35 (c)                                   148           138
Residential Funding Mortgage
   Securities I, Inc. 06-S4, A2
   6.000% due 4/25/36                                       200           199
SBA Commercial Mortgage
   Backed Securities Trust
   06-1A, A 144A
   5.314% due 11/15/36 (b)                                  190           185
SBA Commercial Mortgage
   Backed Securities Trust
   06-1A, B 144A
   5.451% due 11/15/36 (b)                                   95            91
Wachovia Bank Commercial
   Mortgage Trust 04-C12, A2
   5.001% due 7/15/41                                       465           464
Wachovia Bank Commercial
   Mortgage Trust 05-C22, AM
   5.490% due 12/15/44 (c)                                   20            19
Wachovia Mortgage Loan
   Trust LLC 06-A, B1
   5.415% due 5/20/36 (c)                                   248           149
Wells Fargo Mortgage Backed
   Securities Trust 04-EE, 2A3
   3.991% due 12/25/34 (c)                                  150           135
Wells Fargo Mortgage Backed
   Securities Trust 04-R, 2A1
   4.365% due 9/25/34 (c)                                   253           246
Wells Fargo Mortgage Backed
   Securities Trust 05-14, 2A1
   5.500% due 12/25/35                                      219           207
Wells Fargo Mortgage Backed
   Securities Trust 05-5, 1A1
   5.000% due 5/25/20                                       165           158
Wells Fargo Mortgage Backed
   Securities Trust 05-AR16, 6A3
   5.000% due 10/25/35 (c)                                  213           207
                                                                      -------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $ 7,986)                                               7,118
                                                                      -------

FOREIGN GOVERNMENT SECURITIES--14.1%

AUSTRALIA--2.1%
Commonwealth of Australia
   Series 909
   7.500% due 9/15/09                                     1,175 (h)     1,134
                                                                      -------

BRAZIL--3.6%
Federative Republic of Brazil
   10.500% due 7/14/14                                      405           512
   7.875% due 3/7/15                                        350           393
   12.500% due 1/5/16                                     1,437 (i)       890
   12.500% due 1/5/22                                       250 (i)       154
                                                                      -------
                                                                        1,949
                                                                      -------

COLOMBIA--0.3%
Republic of Colombia
   12.000% due 10/22/15                                 275,000 (j)       139
                                                                      -------

EGYPT--0.5%
Arab Republic of Egypt
   0% due 11/4/08                                         1,500 (k)       271
                                                                      -------

INDONESIA--0.2%
Republic of Indonesia
   Series FR-23
   11.000% due 12/15/12                               1,000,000 (l)       101
                                                                      -------

MEXICO--0.9%
United Mexican States
   3.410% due 1/13/09 (c)                                   250           250
   6.625% due 3/3/15                                        215           231
                                                                      -------
                                                                          481
                                                                      -------

NEW ZEALAND--0.6%
Commonwealth of New
   Zealand Series 708
   6.000% due 7/15/08                                       410 (m)       312
                                                                      -------

NORWAY--0.9%
Kingdom of Norway
   5.500% due 5/15/09                                     2,605 (n)       508
                                                                      -------

PERU--0.2%
Republic of Peru
   12.250% due 8/10/11                                      250 (o)       101
                                                                      -------

PHILIPPINES--1.0%
Republic of Philippines
   9.875% due 3/16/10                                       200           219
   8.375% due 2/15/11                                       285           304
                                                                      -------
                                                                          523
                                                                      -------

RUSSIA--0.2%
Russian Federation RegS
   7.500% due 3/31/30 (c)(e)                                113           127
                                                                      -------

SINGAPORE--0.5%
Republic of Singapore
   2.500% due 10/1/12                                       375 (q)       277
                                                                      -------

SWEDEN--0.2%
Kingdom of Sweden
   Series 1043
   5.000% due 1/28/09                                       715 (r)       119
                                                                      -------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and
   Tobago RegS
   9.875% due 10/1/09 (e)                                    75            79
                                                                      -------

TURKEY--1.0%
Republic of Turkey
   11.750% due 6/15/10                                      340           381
   11.500% due 1/23/12                                      155           178
                                                                      -------
                                                                          559
                                                                      -------

VENEZUELA--1.8%
Republic of Venezuela
   8.500% due 10/8/14                                       385           364
Republic of Venezuela RegS
   5.375% due 8/7/10 (e)                                    635           602
                                                                      -------
                                                                          966
                                                                      -------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $ 7,419)                                               7,646
                                                                      -------

FOREIGN CORPORATE BONDS (d)--9.9%

AUSTRALIA--0.8%
National Australia Bank Ltd. 144A
   5.350% due 6/12/13 (b)                                   285           284
Rio Tinto Finance USA Ltd.
   5.875% due 7/15/13                                       135           136
                                                                      -------
                                                                          420
                                                                      -------

                       See Notes to Financial Statements

                  PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE          VALUE
                                                     --------       -------
CANADA--0.3%
Catalyst Paper Corp.
   7.375% due 3/1/14                                 $     50       $    37
Thomson Corp. (The)
   4.250% due 8/15/09                                     100            99
                                                                    -------
                                                                        136
                                                                    -------

CHILE--0.5%
Celulosa Arauco y
   Constitucion SA
   7.750% due 9/13/11                                     165           176
Empresa Nacional de
   Electricidad SA
   7.750% due 7/15/08                                     120           120
                                                                    -------
                                                                        296
                                                                    -------

CHINA--0.2%
NXP BV/NXP Funding LLC
   5.463% due 10/15/13 (c)                                105            93
                                                                    -------

CYPRUS--0.2%
Alfa MTN Invest Ltd. 144A
   9.250% due 6/24/13 (b)                                 135           135
                                                                    -------

GERMANY--0.3%
Deutsche Bank AG
   4.875% due 5/20/13                                      45            44
E.ON International Finance
   BV 144A
   5.800% due 4/30/18 (b)                                 125           123
                                                                    -------
                                                                        167
                                                                    -------

HONG KONG--0.5%
Hutchison Whampoa
   International Ltd. 144A
   5.450% due 11/24/10 (b)                                250           252
                                                                    -------

INDIA--0.3%
ICICI Bank Ltd. 144A
   5.750% due 11/16/10 (b)                                175           173
                                                                    -------

INDONESIA--0.2%
Majapahit Holding BV 144A
   7.250% due 6/28/17 (b)                                 100            90
                                                                    -------

KAZAKHSTAN--0.2%
KazMunaiGaz Finance
   Sub BV 144A
   8.375% due 7/2/13 (b)                                  100           100
                                                                    -------

LUXEMBOURG--0.2%
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.)144A
   8.375% due 4/30/13 (b)                                 100            99
                                                                    -------

MALAYSIA--0.4%
Malaysia International Shipping
   Corporation Capital Ltd. 144A
   5.000% due 7/1/09 (b)                                  200           201
                                                                    -------

MEXICO--0.1%
Fideicomiso Petacalco Trust 144A
   10.160% due 12/23/09 (b)                                56            57
                                                                    -------

POLAND--0.4%
Telekomunikacja Polska SA
   Finance BV 144A
   7.750% due 12/10/08 (b)                                225           228
                                                                    -------

QATAR--0.1%
Ras Laffan Liquefied Natural
   Gas Co., Ltd. 144A
   3.437% due 9/15/09 (b)                                  74            74
                                                                    -------

RUSSIA--2.8%
European Bank for
   Reconstruction & Development
   6.000% due 2/14/12                                   7,500 (p)       309
Evraz Group SA 144A
   8.875% due 4/24/13 (b)                                 100           101
Gazprom OAO
   (Gaz Capital SA) 144A
   6.212% due 11/22/16 (b)                                360           336
   6.510% due 3/7/22 (b)                                  100            90
International Bank For
   Reconstruction & Development
   5.750% due 6/25/10                                   5,850 (p)       249
OJSC AK Transneft
   (TransCapitalInvest Ltd.) 144A
   5.670% due 3/5/14 (b)                                  270           253
Russian Agricultural
   Bank OJSC
   (RSHB Capital SA) 144A
   6.299% due 5/15/17 (b)                                 100            92
TNK-BP Finance SA RegS
   6.125% due 3/20/12 (e)                                 115           108
                                                                    -------
                                                                      1,538
                                                                    -------

SOUTH KOREA--0.2%
Export-Import Bank of Korea
   4.500% due 8/12/09                                     120           120
                                                                    -------

UKRAINE--0.2%
NAK Naftogaz Ukrainy
   (Standard Bank London
   Holdings plc)
   8.125% due 9/30/09                                     100            98
                                                                    -------

UNITED ARAB EMIRATES--0.3%
Abu Dhabi National
   Energy Co. 144A
   5.620% due 10/25/12 (b)                                170           172
                                                                    -------

UNITED KINGDOM--0.5%
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14 (b)                                  180           164
Vedanta Resources plc 144A
   8.750% due 1/15/14 (b)                                 100            99
                                                                    -------
                                                                        263
                                                                    -------

UNITED STATES--1.2%
ArcelorMittal 144A
   5.375% due 6/1/13 (b)                                  135           134
Canadian National Resources Ltd.
   4.900% due 12/1/14                                      60            58
Credit Suisse New York
   5.000% due 5/15/13                                     135           131
Nova Chemicals Corp.
   5.953% due 11/15/13 (c)                                370           316
                                                                    -------
                                                                        639
                                                                    -------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $ 5,473)                                             5,351
                                                                    -------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
   2.875% due 9/30/10                                      40            36
                                                                    -------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $ 36)                                                   36
                                                                    -------

DOMESTIC LOAN AGREEMENTS  (c)--12.0%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
   4.313% due 3/31/14                                      25            24
                                                                    -------

APPAREL RETAIL--0.1%
HBI Branded Apparel Ltd.,
   Inc. Tranche 2
   6.657% due 3/5/14                                       65            65
                                                                    -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.0%
Totes Isotoner Corp. Tranche B
   5.940% due 1/16/13                                      16            13
                                                                    -------

AUTOMOBILE MANUFACTURERS--0.6%
Ford Motor Co. Tranche B
   5.800% due 12/16/13                                    298           241
General Motors Corp. Tranche B
   5.059% due 11/29/13                                    101            86
                                                                    -------
                                                                        327
                                                                    -------

BROADCASTING & CABLE TV--0.6%
Charter Communications
   Operating LLC Tranche B
   5.260% due 3/6/14                                      247           218
DIRECTV Holdings LLC Tranche B
   3.879% due 4/13/13                                      65            63
MCC Georgia LLC Tranche E
   6.808% due 1/3/16                                       35            35
                                                                    -------
                                                                        316
                                                                    -------

COMMODITY CHEMICALS--0.6%
Celanese Holdings LLC Tranche B
   4.188% due 3/30/14                                     319           303
                                                                    -------

COMMUNICATIONS EQUIPMENT--0.3%
CommScope, Inc. Tranche B
   5.184% due 12/27/14                                    190           183
                                                                    -------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
First Data Corp. Tranche B3
   5.398% due 9/24/14                                     248           230

                       See Notes to Financial Statements

                  PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         PAR
                                                        VALUE   VALUE
                                                        -----   -----
DATA PROCESSING & OUTSOURCED SERVICES--CONTINUED
Reynolds & Reynolds Co.
   (The) Tranche FL
   4.383% due 10/24/12                                  $ 186   $ 177
                                                                -----
                                                                  407
                                                                -----

DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc.
   (The) Tranche
   4.758% due 4/6/13                                      184     176
                                                                -----

DISTRIBUTORS--0.2%
Building Materials Holding Corp.
   Tranche B
   7.348% due 11/10/11                                    155     131
                                                                -----

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
   3.180% due 1/26/14                                       3       2
ARAMARK Corp. Tranche B
   4.571% due 1/26/14                                      41      39
                                                                -----
                                                                   41
                                                                -----

ELECTRIC UTILITIES--0.2%
Texas Competitive Electric
   Holdings Co., LLC Tranche B2
   6.178% due 10/10/14                                     62      57
Texas Competitive Electric
   Holdings Co., LLC Tranche B3
   8.380% due 10/10/14                                     50      46
                                                                -----
                                                                  103
                                                                -----

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
   4.438% due 1/31/14                                      66      64
                                                                -----

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste North America, Inc.
   Letter of Credit A
   4.600% due 3/28/14                                      33      33
Allied Waste North America,
   Inc. Tranche B
   4.385% due 3/28/14                                      54      54
Duratek, Inc. Tranche B
   7.099% due 6/30/16                                      11      10
EnergySolutions, Inc. Tranche B
   7.099% due 6/7/13                                       22      22
EnergySolutions, Inc. Tranche
   5.069% due 2/26/14                                     107     104
                                                                -----
                                                                  223
                                                                -----

FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Mosaic Co. (The) Tranche B
   4.667% due 12/1/13                                       6       6
                                                                -----

HEALTH CARE FACILITIES--0.7%
HCA, Inc. Tranche A
   4.696% due 11/18/12                                    114     107
HCA, Inc. Tranche B
   4.946% due 11/18/13                                     78      73
Health Management Associates, Inc.
   Tranche B
   4.446% due 2/28/14                                      33      31
Healthsouth Corp. Tranche
   6.944% due 3/10/13                                      86      81
LifePoint Hospitals, Inc.
   Tranche B
   4.710% due 4/15/12                                      83      81
                                                                -----
                                                                  373
                                                                -----

HEALTH CARE SERVICES--0.4%
DaVita, Inc. Tranche B
   4.105% due 10/5/12                                     113     109
Psychiatric Solutions,
   Inc. Tranche
   5.960% due 7/1/12                                      120     116
                                                                -----
                                                                  225
                                                                -----

HOUSEHOLD PRODUCTS--0.3%
Yankee Candle Co., Inc. Tranche B
   4.500% due 2/6/14                                      146     134
                                                                -----

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.6%
Mirant North America LLC
   Tranche B
   4.454% due 1/3/13                                       30      29
NRG Energy, Inc. Letter of Credit
   4.096% due 2/1/13                                      156     148
NRG Energy, Inc. Tranche B
   4.196% due 2/1/13                                      135     129
                                                                -----
                                                                  306
                                                                -----

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
Level 3 Communications, Inc.
   Tranche B
   4.964% due 3/13/14                                      17      16
NTELOS, Inc. Tranche B1
   5.115% due 8/24/11                                     264     258
Time Warner Telecom
   Holdings, Inc. Tranche B
   4.710% due 1/7/13                                      219     211
                                                                -----
                                                                  485
                                                                -----

LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc.
   Tranche B
   5.343% due 5/17/13                                      59      48
                                                                -----
METAL & GLASS CONTAINERS--0.3%
Anchor Glass
   7.750% due 6/1/13                                      150     148
                                                                -----

OIL & GAS EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group,
   Inc. Tranche
   4.546% due 7/1/13                                       89      87
                                                                -----

OIL & GAS EXPLORATION & PRODUCTION--0.2%
ATP Oil & Gas Corp. Tranche 1
   8.711% due 3/1/10                                       86      84
ATP Oil & Gas Corp. Tranche 2
   8.711% due 3/1/10                                       49      48
                                                                -----
                                                                  132
                                                                -----

PAPER PRODUCTS--1.4%
Boise Paper Holdings LLC Tranche
   11.000% due 2/22/15                                    405     385
Georgia-Pacific Corp.
   Tranche B1
   4.674% due 12/20/12                                    199     188
NewPage Corp. Tranche B
   6.313% due 12/21/14                                    159     158
                                                                -----
                                                                  731
                                                                -----

PUBLISHING--0.4%
Idearc, Inc. Tranche B
   4.780% due 11/17/14                                    213     171
Tribune Co. Tranche B
   5.542% due 6/4/14                                       59      46
                                                                -----
                                                                  217
                                                                -----

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Tropicana Entertainment LLC
   Tranche B
   8.500% due 1/3/12                                       17      16
                                                                -----

RESTAURANTS--0.2%
Burger King Corp. Tranche B1
   4.250% due 6/30/12                                     117     116
                                                                -----

SEMICONDUCTORS--0.3%
Freescale Semiconductor, Inc.
   Tranche
   4.664% due 12/1/13                                     170     155
                                                                -----

SPECIALIZED FINANCE--0.3%
Sungard Data Systems, Inc.
   Tranche B
   4.508% due 2/28/14                                     190     180
                                                                -----

SPECIALTY CHEMICALS--0.7%
Compass Minerals Group,
   Inc. Tranche B
   5.060% due 12/22/12                                    199     193
Huntsman International
   LLC Tranche B
   4.636% due 8/16/12                                      17      16
JohnsonDiversey,
   Inc. Tranche
   5.112% due 12/16/10                                     22      21
JohnsonDiversey, Inc.
   Tranche B
   5.112% due 12/16/11                                    152     147
                                                                -----
                                                                  377
                                                                -----

WIRELESS TELECOMMUNICATION SERVICES--0.7%
ALLTEL Communications,
   Inc. Tranche B2
   8.319% due 5/15/15                                      35      34

                       See Notes to Financial Statements

                  PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                          PAR
                                                         VALUE      VALUE
                                                        --------   --------
WIRELESS TELECOMMUNICATION SERVICES--CONTINUED
ALLTEL Communications,
   Inc. Tranche B3
   5.633% due 5/15/15                                   $   114    $    114
Cricket Communications,
   Inc. Tranche B
   6.196% due 6/16/13                                       110         109
MetroPCS Wireless, Inc.
   Tranche B 5.250%
   due 2/20/14                                              118         113
                                                                   --------
                                                                        370
                                                                   --------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $ 6,750)                                             6,482
                                                                   --------

FOREIGN LOAN AGREEMENTS (c)(d)--0.3%

GERMANY--0.2%
Fresenius Medical Care AG & Co.
   KGaA Tranche B
   4.144% due 3/31/13                                       135         131

UNITED STATES--0.1%
Yell Group plc Tranche B1
   5.032% due 10/27/12                                       75          67
                                                                   --------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $ 210)                                                 198
                                                                   --------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $ 55,151)                                           53,205
                                                                   --------
SHORT-TERM INVESTMENTS--2.3%

COMMERCIAL PAPER (s)--2.3%
NetJets, Inc.
   2.300% due 7/1/08                                      1,235       1,235
                                                                   --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 1,235)                                             1,235
                                                                   --------
TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $ 56,386)                                           54,440 (a)

Other assets and liabilities, net--(0.7)%                              (373)
                                                                   --------
NET ASSETS--100.0%                                                 $ 54,067
                                                                   ========

ABBREVIATIONS:


AMBAC   American Municipal Bond Assurance Corporation
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA    Fannie Mae or Federal National Mortgage Association
FSA     Financial Security Assurance, Inc.
MBIA    Municipal Bond Insurance Association
REIT    Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $209 and gross depreciation of $2,159 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $56,390.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $6,724 or 12.4% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically or in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Illiquid and restricted security. June 30, 2008, these securities amounted to a value of $36 or 0.1% of net assets. For acquisition information, see
      Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(g)   Illiquid security.

(h)   Par value represents Australian Dollar (reported in 000s).

(i)   Par value represents Brazilian Real (reported in 000s).

(j)   Par value represents Colombian Peso (reported in 000s).

(k)   Par value represents Egyptian Pound (reported in 000s).

(l)   Par value represents Indonesian Rupiah (reported in 000s).

(m)   Par value represents New Zealand Dollar (reported in 000s).

(n)   Par value represents Norwegian Krone (reported in 000s).

(o)   Par value represents Peruvian Neuvo Sol (reported in 000s).

(p)   Par value represents Russian Ruble (reported in 000s).

(q)   Par value represents Singapore Dollar (reported in 000s).

(r)   Par value represents Swedish Krona (reported in 000s).

(s)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      PAR
                                                     VALUE     VALUE
                                                    -------   --------
U.S. GOVERNMENT SECURITIES--0.2%

U.S. TREASURY NOTES--0.2%
U.S. Treasury Note
   3.875% due 5/15/18                               $   475   $    471
                                                              --------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $ 470)                                            471
                                                              --------

AGENCY MORTGAGE-BACKED SECURITIES--8.8%
FHLMC
   6.000% due 2/1/38                                    708        716
FHLMC R010-AB
   5.500% due 12/15/19                                  522        527
FNMA
   4.500% due 6/1/19                                    419        409
   4.000% due 6/1/20                                    538        507
   5.000% due 6/1/20                                    472        469
   4.500% due 7/1/20                                  1,049      1,015
   4.500% due 7/1/20                                     51         49
   6.500% due 10/1/31                                    29         30
   6.000% due 9/1/32                                    183        186
   5.000% due 5/1/34                                    850        819
   5.500% due 5/1/34                                    474        469
   5.500% due 6/1/34                                  1,543      1,527
   5.000% due 6/1/35                                  4,271      4,109
   5.000% due 3/1/36                                    632        607
   5.500% due 4/1/37                                    277        274
   5.500% due 4/1/37                                    536        529
   6.000% due 9/1/37                                    890        899
   6.000% due 9/1/37                                    496        501
   6.000% due 2/1/38                                    711        718
   6.000% due 2/1/38                                    487        492
   5.500% due 4/1/38                                    748        738
   5.500% due 7/1/38                                  3,000      2,961
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                   457        446
GNMA
   6.500% due 11/15/23                                   75         78
   6.500% due 12/15/23                                   14         15
   6.500% due 2/15/24                                   129        134
   6.500% due 6/15/28                                   166        172
   6.500% due 7/15/31                                   105        109
   6.500% due 11/15/31                                  104        108
   6.500% due 2/15/32                                   117        121
   6.500% due 4/15/32                                    96        100
                                                              --------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $ 20,167)                                      19,834
                                                              --------

MUNICIPAL BONDS--2.7%

CALIFORNIA--1.1%
Alameda Corridor Transportation
   Authority Taxable Series C
   (MBIA Insured)
   6.600% due 10/1/29                                 1,000      1,018
Kern County Pension Obligation
   Taxable (MBIA Insured)
   7.260% due 8/15/14                                   420        453
Sonoma County Pension
   Obligation Taxable (FSA Insured)
   6.625% due 6/1/13                                    940        969
                                                              --------
                                                                 2,440
                                                              --------
DELAWARE--0.2%
DELDOT Motor Fuel Tax
   Revenue Series A
   (MBIA, FSA Insured)
   5.000% due 7/1/19                                    375        397
                                                              --------

FLORIDA--0.1%
Miami-Dade County Educational
   Facilities Authority Taxable
   Series C
   5.480% due 4/1/16                                    200        195
                                                              --------

MINNESOTA--0.4%
State of Minnesota
   5.000% due 8/1/19                                    900        967
                                                              --------

MISSISSIPPI--0.3%
Mississippi Development Bank
   Taxable Series A (FSA Insured)
   5.000% due 6/1/12                                    710        714
                                                              --------

PENNSYLVANIA--0.5%
City of Pittsburgh Pension
   Obligation Taxable Series C
   (FGIC Insured)
   6.500% due 3/1/17                                  1,250      1,261
                                                              --------

VIRGINIA--0.1%
Tobacco Settlement Financing
   Corp. Taxable Series A-1
   6.706% due 6/1/46                                    225        190
                                                              --------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $ 6,033)                                        6,164
                                                              --------

ASSET-BACKED SECURITIES--2.7%

Bayview Financial Acquisition
   Trust 06-A, 1A2
   5.483% due 2/28/41 (c)                               325        307
Capital One Auto Finance
   Trust 07-B, A3A
   5.030% due 4/15/12                                   925        902
Carmax Auto Owner
   Trust 05-2, A4
   4.340% due 9/15/10                                   900        905
Carmax Auto Owner
   Trust 07-2, A3
   5.230% due 12/15/11                                1,550      1,576
Dunkin Securitization 06-1,
   M1 144A
   8.285% due 6/20/31 (b)                               305        271
GMAC Mortgage Corp.
   Loan Trust 05-HE2, A3
   4.622% due 11/25/35 (c)                              278        256
JPMorgan Mortgage Acquisition
   Corp. 06-CW2, AF3
   5.777% due 8/25/36 (c)                               470        446
JPMorgan Mortgage Acquisition
   Corp. 06-CW2, AF4
   6.080% due 8/25/36 (c)                               530        443
Residential Funding Mortgage
   Securities II, Inc. 06-HSA1, A3
   5.230% due 2/25/36 (c)                             1,000        366
Wachovia Auto Loan Owner
   Trust 06-2A, A3 144A
   5.230% due 8/22/11 (b)                               613        617
                                                              --------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $ 6,902)                                        6,089
                                                              --------

DOMESTIC CORPORATE BONDS--10.3%

AEROSPACE & DEFENSE--0.5%
L-3 Communications Corp.
   7.625% due 6/15/12                                   250        253
Rockwell Collins, Inc.
   4.750% due 12/1/13                                 1,000        981
                                                              --------
                                                                 1,234
                                                              --------

AIRLINES--0.6%
American Airlines, Inc. 01-1
   6.977% due 5/23/21                                   559        444
Continental Airlines, Inc. 98-1A
   6.648% due 9/15/17                                   382        347
JetBlue Airways Corp. 04-2
   5.776% due 5/15/10 (c)                               296        292
United Airlines, Inc. 01-1
   6.071% due 3/1/13                                    203        199
                                                              --------
                                                                 1,282
                                                              --------

APPLICATION SOFTWARE--0.0%
Intuit, Inc.
   5.750% due 3/15/17                                    71         67
                                                              --------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Bank of New York Mellon
   Corp. (The)
   4.950% due 11/1/12                                   180        180
BlackRock, Inc.
   6.250% due 9/15/17                                   300        302
Janus Capital Group, Inc.
   6.250% due 6/15/12                                   150        146
                                                              --------
                                                                   628
                                                              --------

AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
   6.500% due 11/15/13                                  130        135
                                                              --------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.
   7.000% due 4/15/14                                   245        219
                                                              --------

BROADCASTING & CABLE TV--0.1%
Time Warner Cable, Inc.
   5.850% due 5/1/17                                    130        123
                                                              --------

BUILDING PRODUCTS--0.1%
Masco Corp.
   5.850% due 3/15/17                                   165        149
Owens Corning, Inc.
   6.500% due 12/1/16                                    60         55
                                                              --------
                                                                   204
                                                              --------

                       See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      PAR
                                                     VALUE         VALUE
                                                    -------       -------
CASINOS & GAMING--0.1%
MGM MIRAGE
   8.500% due 9/15/10                               $    25       $    25
Seneca Gaming Corp. Series B
   7.250% due 5/1/12                                    225           212
                                                                  -------
                                                                      237
                                                                  -------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.0%
Terex Corp.
   7.375% due 1/15/14                                   110           109
                                                                  -------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.
   5.600% due 11/30/12                                  190           189
                                                                  -------

CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A
   6.750% due 7/15/13 (b)                               140           142
                                                                  -------

CONSUMER FINANCE--1.2%
Ford Motor Credit Co. LLC
   8.625% due 11/1/10                                   180           153
   9.875% due 8/10/11                                   238           200
   7.163% due 4/15/12 (c)                                50            47
   7.800% due 6/1/12                                    200           155
GMAC LLC
   6.875% due 9/15/11                                    38            27
   6.875% due 8/28/12                                   500           343
   6.750% due 12/1/14                                    80            53
SLM Corp.
   5.261% due 2/1/10 (c)                              1,950         1,796
                                                                  -------
                                                                    2,774
                                                                  -------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc.
   6.125% due 6/1/17                                    250           210
                                                                  -------

DIVERSIFIED BANKS--0.1%
Wachovia Corp.
   4.875% due 2/15/14                                   355           324
                                                                  -------
DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.1%
Equifax, Inc.
   6.300% due 7/1/17                                    240           228
                                                                  -------
ELECTRIC UTILITIES--0.3%
Allegheny Energy Supply 144A
   8.250% due 4/15/12 (b)                               110           115
Dominion Resources, Inc. Series D
   5.000% due 3/15/13                                   175           172
Great River Energy 144A
   5.829% due 7/1/17 (b)                                150           147
Midwest Generation LLC Series B
   8.560% due 1/2/16                                     92            95
Northeast Utilities
   5.650% due 6/1/13                                    200           199
                                                                  -------
                                                                      728
                                                                  -------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
Mettler-Toledo International, Inc.
   4.850% due 11/15/10                                1,000         1,026
                                                                  -------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc. 144A
   8.250% due 3/15/18 (b)                               170           170
Tyco Electronic Group SA
   6.000% due 10/1/12                                   100           101
                                                                  -------
                                                                      271
                                                                  -------

FOOD RETAIL--0.2%
Kroger Co. (The)
   6.800% due 12/15/18                                  130           136
   6.150% due 1/15/20                                   160           158
Safeway, Inc.
   6.350% due 8/15/17                                   190           195
                                                                  -------
                                                                      489
                                                                  -------

GAS UTILITIES--0.2%
AmeriGas Partners LP
   7.250% due 5/20/15                                   500           470
                                                                  -------

HEALTH CARE DISTRIBUTORS--0.0%
Cardinal Health, Inc.
   6.000% due 6/15/17                                    80            79
                                                                  -------

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
   6.400% due 7/1/17                                    280           277
                                                                  -------

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
   6.125% due 1/15/16                                   275           263
                                                                  -------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
   7.250% due 6/15/16                                   285           251
                                                                  -------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.1%
AES Corp. (The)
   7.750% due 10/15/15                                  250           247
                                                                  -------

INDUSTRIAL MACHINERY--0.9%
ITW Cupids Financing Trust I 144A
   6.550% due 12/31/11 (b)                            2,000         2,091
                                                                  -------

INDUSTRIAL REITS--0.1%
ProLogis
   6.625% due 5/15/18                                   120           118
                                                                  -------

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
Citizens Communications Co.
   6.250% due 1/15/13                                   190           177
Qwest Corp.
   7.875% due 9/1/11                                    125           125
   6.500% due 6/1/17                                    143           128
                                                                  -------
                                                                      430
                                                                  -------

INVESTMENT BANKING & BROKERAGE--0.7%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                    250           261
Goldman Sachs Group, Inc. (The)
   5.950% due 1/18/18                                   165           158
   6.150% due 4/1/18                                    175           170
Lehman Brothers Holdings, Inc.
   6.000% due 7/19/12                                   300           291
   5.625% due 1/24/13                                   110           104
Merrill Lynch & Co., Inc.
   6.110% due 1/29/37                                   270           214
Merrill Lynch & Co., Inc. (Brazil)
   10.710% due 3/8/17 (d)                               240 (h)       118
Morgan Stanley 144A (Brazil)
   10.090% due 5/3/17 (b)(d)                            600 (h)       282
                                                                  -------
                                                                    1,598
                                                                  -------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.
   6.300% due 9/15/17                                   200           198
                                                                  -------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
   6.875% due 5/1/12                                    200           205
                                                                  -------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
   5.625% due 2/15/14                                   250           237
                                                                  -------

OFFICE ELECTRONICS--0.1%
Xerox Corp.
   6.750% due 2/1/17                                    325           328
                                                                  -------

OFFICE REITS--0.1%
HRPT Properties Trust
   5.750% due 11/1/15                                   275           250
                                                                  -------

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc.
   4.750% due 5/15/18                                   375           347
                                                                  -------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group,
   Inc. 144A
   9.500% due 1/15/16 (b)                                50            52
                                                                  -------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Plains Exploration & Production Co.
   7.750% due 6/15/15                                   125           127
Southwestern Energy Co. 144A
   7.500% due 2/1/18 (b)                                275           284
                                                                  -------
                                                                      411
                                                                  -------

OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp.
   6.500% due 6/1/17                                    255           230
                                                                  -------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP
   6.050% due 1/15/18                                    50            49
Kinder Morgan Finance Co. ULC
   5.700% due 1/5/16                                    725           649
NGPL Pipe Co. LLC 144A
   6.514% due 12/15/12 (b)                              250           254
TEPPCO Partners LP
   7.625% due 2/15/12                                   130           134
                                                                  -------
                                                                    1,086
                                                                  -------

                       See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      PAR
                                                     VALUE         VALUE
                                                    -------       --------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp.
   5.650% due 5/1/18                                $   400       $    373
Citigroup, Inc.
   5.500% due 4/11/13                                    45             44
General Electric Capital Corp.
   5.375% due 10/20/16                                  700            689
JPMorgan Chase & Co.
   5.250% due 5/1/15                                    250            242
JPMorgan Chase & Co. Series 1
   7.900% due 12/31/49 (c)                               89             84
                                                                  --------
                                                                     1,432
                                                                  --------

PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC and
   Verso Paper, Inc. Series B
   6.623% due 8/1/14 (c)                                 93             86
                                                                  --------
REGIONAL BANKS--0.6%
National City Bank Cleveland
   2.921% due 6/29/09 (c)                               250            240
SunTrust Banks, Inc.
   5.250% due 11/5/12                                   150            147
Zions Bancorp.
   5.650% due 5/15/14                                 1,000            856
                                                                  --------
                                                                     1,243
                                                                  --------

SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP
   6.875% due 11/1/14                                   200            185
Realty Income Corp.
   6.750% due 8/15/19                                   110            104
                                                                  --------
                                                                       289
                                                                  --------

TOBACCO--0.3%
Reynolds American, Inc.
   7.300% due 7/15/15                                   600            614
                                                                  --------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $ 24,565)                                          23,451
                                                                  --------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--10.2%
Banc of America Funding Corp.
   05-8, 1A1
   5.500% due 1/25/36                                   564            552
Bear Stearns Adjustable Rate
   Mortgage Trust 05-12, 13A1
   5.446% due 2/25/36 (c)                               580            544
Bear Stearns Commercial Mortgage
   Securities 06-PW12, A4
   5.902% due 9/11/38 (c)                               720            702
Bear Stearns Commercial Mortgage
   Securities 07-PW18, AM
   6.084% due 6/11/50 (c)                               550            509
Citigroup Mortgage Loan Trust,
   Inc. 05-5, 2A3
   5.000% due 8/25/35                                   493            473
Citigroup/Deutsche Bank
   Commercial Mortgage Trust
   06-CD2, A4
   5.545% due 1/15/46 (c)                             1,190          1,135
Countrywide Home Loan
   Mortgage Pass-Through
   Trust 04-13, 1A1
   5.500% due 8/25/34                                   665            662
Credit Suisse First Boston
   Mortgage Securities Corp.
   05-12, 6A1
   6.000% due 1/25/36                                   895            768
Credit Suisse Mortgage Capital
   Certificates 06-C1, A4
   5.609% due 2/15/39 (c)                             1,710          1,647
Crown Castle Towers LLC
   05-1A, AFX 144A
   4.643% due 6/15/35 (b)                               800            788
First Horizon Asset Securities,
   Inc. 05-AR1, 2A1
   5.001% due 4/25/35 (c)                               677            657
GS Mortgage Securities Corp.
   II 05-GG4, AJ
   4.782% due 7/10/39                                   800            692
GS Mortgage Securities Corp.
   II 99-C1, A2
   6.110% due 11/18/30 (c)                              294            294
IndyMac Index Mortgage Loan
   Trust 06-AR25, 3A1
   6.365% due 9/25/36 (c)                               583            460
JPMorgan Chase Commercial
   Mortgage Securities Corp.
   01-CIBC, A3
   6.260% due 3/15/33                                 1,094          1,116
JPMorgan Mortgage Trust
   05-S3, 2A2
   5.500% due 1/25/21                                   617            600
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 06-C6, A4
   5.372% due 9/15/39                                   325            308
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 07-C2, A2
   5.303% due 2/15/40                                 1,230          1,200
Lehman Brothers - UBS
   Commercial Mortgage
   Trust 07-C6, A2
   5.845% due 7/15/40                                   500            497
MASTR Resecuritization
   Trust 05-1 144A
   5.000% due 10/28/34 (b)                              297            262
Merrill Lynch Mortgage
   Trust 06-C1, AM
   5.842% due 5/12/39 (c)                               700            654
Morgan Stanley Capital I
   06-T23, A4
   5.984% due 8/12/41 (c)                               790            776
Residential Accredit Loans,
   Inc. 06-QA1, A21
   5.959% due 1/25/36 (c)                             1,194            937
Residential Funding Mortgage
   Securities I, Inc. 05-SA1, 2A
   4.835% due 3/25/35 (c)                               690            646
SBA Commercial Mortgage
   Backed Securities Trust
   06-1A, A 144A
   5.314% due 11/15/36 (b)                              500            487
Timberstar Trust 06-1A, A 144A
   5.668% due 10/15/36 (b)                              675            638
Wells Fargo Mortgage Backed
   Securities Trust 04-EE, 2A3
   3.991% due 12/25/34 (c)                              510            458
Wells Fargo Mortgage Backed
   Securities Trust 05-14, 2A1
   5.500% due 12/25/35                                1,295          1,224
Wells Fargo Mortgage Backed
   Securities Trust 05-5, 1A1
   5.000% due 5/25/20                                 1,103          1,052
Wells Fargo Mortgage Backed
   Securities Trust 05-AR16, 6A3
   4.999% due 10/25/35 (c)                              521            507
Wells Fargo Mortgage Backed
   Securities Trust 05-AR4, 2A1
   4.526% due 4/25/35 (c)                             1,266          1,154
Wells Fargo Mortgage Backed
   Securities Trust 05-AR4, 2A2
   4.526% due 4/25/35 (c)                               190            182
Wells Fargo Mortgage Backed
   Securities Trust 07-AR3, A4
   6.061% due 4/25/37 (c)                               541            497
                                                                  --------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $ 24,608)                                          23,078
                                                                  --------

FOREIGN GOVERNMENT SECURITIES--1.0%

AUSTRALIA--0.2%
Commonwealth of Australia
   Series 909
   7.500% due 9/15/09                                   675 (g)        651
                                                                  --------
BRAZIL--0.1%
Federative Republic of Brazil
   11.000% due 8/17/40                                  165            218
                                                                  --------

NORWAY--0.1%
Kingdom of Norway
   5.500% due 5/15/09                                   950 (i)        185
                                                                  --------

PHILIPPINES--0.1%
Republic of Philippines
   10.625% due 3/16/25                                   70             92
   7.750% due 1/14/31                                   120            125
                                                                  --------
                                                                       217
                                                                  --------

RUSSIA--0.1%
Russian Federation RegS
   7.500% due 3/31/30 (c)(e)                            296            332
                                                                  --------

SWEDEN--0.1%
Kingdom of Sweden Series 1043
   5.000% due 1/28/09                                   980 (j)        163
                                                                  --------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and
   Tobago RegS
   9.875% due 10/1/09 (e)                               115            122
                                                                  --------

TURKEY--0.1%
Republic of Turkey
   7.000% due 6/5/20                                    190            176
                                                                  --------

                       See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      PAR
                                                     VALUE      VALUE
                                                    -------   ---------
UKRAINE--0.1%
Republic of Ukraine 144A
   6.580% due 11/21/16 (b)                          $   275   $     245
                                                              ---------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $ 2,202)                                         2,309
                                                              ---------
FOREIGN CORPORATE BONDS  (d)--4.5%

ARUBA--0.1%
UFJ Finance AEC
   6.750% due 7/15/13                                   275         289
                                                              ---------

AUSTRALIA--0.7%
National Capital Trust II 144A
   5.486% due 12/29/49 (b)(c)                           950         829
United Energy Distribution
   Holdings Property Ltd. 144A
   5.450% due 4/15/16 (b)                               500         513
Westfield Capital Corp. Ltd./
   Westfield Finance Authority 144A
   5.125% due 11/15/14 (b)                              355         329
                                                              ---------
                                                                  1,671
                                                              ---------

BRAZIL--0.2%
Usiminas Commercial Ltd. 144A
   7.250% due 1/18/18 (b)                               140         148
Vale Overseas Ltd.
   6.250% due 1/11/16                                   230         224
                                                              ---------
                                                                    372
                                                              ---------

CANADA--0.3%
Canadian National Resources Ltd.
   5.900% due 2/1/18                                    200         199
Catalyst Paper Corp.
   7.375% due 3/1/14                                    180         134
Xstrata Canada Corp.
   5.500% due 6/15/17                                   260         240
                                                              ---------
                                                                    573
                                                              ---------

CHILE--0.1%
Banco Santander Chile 144A
   5.375% due 12/9/14 (b)                               300         293
                                                              ---------

GERMANY--0.0%
Deutsche Bank AG
   4.875% due 5/20/13                                    80          79
                                                              ---------

ISRAEL--0.1%
Israel Electric Corp., Ltd. 144A
   7.250% due 1/15/19 (b)                               200         204
                                                              ---------

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A
   7.000% due 11/3/09 (b)                               175         170
KazMunaiGaz Finance Sub BV 144A
   9.125% due 7/2/18 (b)                                160         159
                                                              ---------
                                                                    329
                                                              ---------

LUXEMBOURG--0.1%
ArcelorMittal 144A
   6.125% due 6/1/18 (b)                                180         178
OJSC Vimpel Communications
   (VIP Finance Ireland Ltd.) 144A
   9.125% due 4/30/18 (b)                               125         123
                                                              ---------
                                                                    301
                                                              ---------

PHILIPPINES--0.1%
National Power Corp.
   9.625% due 5/15/28                                   230         263
                                                              ---------

RUSSIA--0.5%
Evraz Group SA 144A
   9.500% due 4/24/18 (b)                               100         101
Gazprom OAO
   (Gaz Capital SA) 144A
   6.212% due 11/22/16 (b)                              230         215
   6.510% due 3/7/22 (b)                                125         112
OJSC AK Transneft
   (TransCapitalInvest Ltd.) 144A
   5.670% due 3/5/14 (b)                                310         290
TNK-BP Finance SA RegS
   6.125% due 3/20/12 (e)                               300         283
                                                              ---------
                                                                  1,001
                                                              ---------

SINGAPORE--0.2%
DBS Bank Ltd. 144A
   5.000% due 11/15/19 (b)(c)                           525         482
                                                              ---------

SOUTH KOREA--0.2%
Export-Import Bank of Korea
   5.500% due 10/17/12                                  250         247
Korea Development Bank
   5.300% due 1/17/13                                   137         136
                                                              ---------
                                                                    383
                                                              ---------

TURKEY--0.2%
Bosphorus Financial Services
   Ltd. 144A
   4.476% due 2/15/12 (b)(c)                            375         362
                                                              ---------

UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A
   5.620% due 10/25/12 (b)                              180         182
   5.875% due 10/27/16 (b)                              305         299
                                                              ---------
                                                                    481
                                                              ---------

UNITED KINGDOM--0.7%
HBOS plc 144A
   5.375% due 11/29/49 (b)(c)                         1,000         882
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14 (b)                                150         136
Tate & Lyle International
   Finance plc 144A
   6.625% due 6/15/16 (b)                               275         275
Vodafone Group plc
   5.000% due 9/15/15                                   150         142
   6.150% due 2/27/37                                   145         133
                                                              ---------
                                                                  1,568
                                                              ---------

UNITED STATES--0.5%
Credit Suisse New York
   5.000% due 5/15/13                                   260         253
CRH America, Inc.
   6.000% due 9/30/16 (d)                               255         236
GTL Trade Finance, Inc. 144A
   7.250% due 10/20/17 (b)                              143         144
Nova Chemicals Corp.
   5.953% due 11/15/13 (c)                              195         167
Petropower I Funding Trust 144A
   7.360% due 2/15/14 (b)                               386         377
                                                              ---------
                                                                  1,177
                                                              ---------

VENEZUELA--0.1%
Petroleos de Venezuela S.A. RegS
   5.250% due 4/12/17 (e)                               375         261
                                                              ---------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $ 10,667)                                       10,089
                                                              ---------

DOMESTIC LOAN AGREEMENTS  (c)--1.7%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
   4.313% due 3/31/14                                    40          39
                                                              ---------

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
   5.800% due 12/16/13                                  297         241
                                                              ---------

BROADCASTING & CABLE TV--0.1%
Charter Communications
   Operating LLC Tranche B
   4.895% due 3/6/14                                    274         241
                                                              ---------

COMMUNICATIONS EQUIPMENT--0.1%
CommScope, Inc. Tranche B
   5.184% due 12/27/14                                  259         250
                                                              ---------

CONSUMER FINANCE--0.1%
Hertz Corp. Letter of Credit
   4.349% due 12/21/12                                   45          43
Hertz Corp. Tranche B
   4.335% due 12/21/12                                  252         239
                                                              ---------
                                                                    282
                                                              ---------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
First Data Corp. Tranche B3
   5.398% due 9/24/14                                   397         368
                                                              ---------

ELECTRIC UTILITIES--0.0%
Texas Competitive Electric
   Holdings Co., LLC Tranche B2
   6.220% due 10/10/14                                   72          67
                                                              ---------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
   Letter of Credit A
   4.600% due 3/28/14                                   131         129
Allied Waste North America,
   Inc. Tranche B
   4.168% due 3/28/14                                   220         218
                                                              ---------
                                                                    347
                                                              ---------

                        See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      PAR
                                                     VALUE      VALUE
                                                    --------   -------
HEALTH CARE FACILITIES--0.1%
HCA, Inc. Tranche A
   7.040% due 11/18/12                              $    119   $   111
HCA, Inc. Tranche B
   6.960% due 11/18/13                                   180       169
Health Management Associates,
   Inc. Tranche B
   4.446% due 2/28/14                                     38        35
                                                               -------
                                                                   315
                                                               -------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
   4.755% due 2/6/14                                     186       170
                                                               -------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.1%
NRG Energy, Inc. Letter of Credit
   5.500% due 2/1/13                                      53        50
NRG Energy, Inc. Tranche B
   5.500% due 2/1/13                                     107       102
                                                               -------
                                                                   152
                                                               -------

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc.
   Tranche B
   5.054% due 3/13/14                                     18        17
                                                               -------

OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group,
   Inc. Tranche
   4.546% due 7/1/13                                      66        65
                                                               -------

PAPER PRODUCTS--0.1%
Georgia-Pacific Corp. Tranche B1
   4.529% due 12/20/12                                   297       280
                                                               -------

PUBLISHING--0.1%
Idearc, Inc. Tranche B
   4.545% due 11/17/14                                   297       239
                                                               -------

RESTAURANTS--0.1%
Burger King Corp. Tranche B1
   4.250% due 6/30/12                                    121       120
                                                               -------

SPECIALIZED FINANCE--0.1%
Sungard Data Systems, Inc.
   Tranche B
   4.508% due 2/28/14                                    297       282
                                                               -------

SPECIALTY CHEMICALS--0.1%
Compass Minerals Group, Inc.
   Tranche B
   5.060% due 12/22/12                                   169       164
                                                               -------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
ALLTEL Communications, Inc.
   Tranche B3
   5.466% due 5/15/15                                    159       158
MetroPCS Wireless, Inc. Tranche B
   7.118% due 2/20/14                                    150       143
                                                               -------
                                                                   301
                                                               -------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $4,201)                                         3,940
                                                               -------

                                                     SHARES     VALUE
                                                    --------   -------
DOMESTIC COMMON STOCKS--55.4%

ADVERTISING--0.2%
Omnicom Group, Inc.                                    8,300   $   372
                                                               -------

AEROSPACE & DEFENSE--2.8%
Boeing Co. (The)                                      18,500     1,216
General Dynamics Corp.                                 4,400       371
Honeywell International, Inc.                         15,500       779
Lockheed Martin Corp.                                 12,000     1,184
Northrop Grumman Corp.                                 7,300       488
Raytheon Co.                                           8,000       450
United Technologies Corp.                             28,400     1,752
                                                               -------
                                                                 6,240
                                                               -------

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co.,
   Class A                                             1,100        69
Gap, Inc. (The)                                       21,800       363
TJX Cos., Inc. (The)                                   5,200       164
                                                               -------
                                                                   596
                                                               -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Coach, Inc. (f)                                        6,600       191
Quiksilver, Inc. (f)                                  21,600       212
VF Corp.                                               4,200       299
                                                               -------
                                                                   702
                                                               -------

APPLICATION SOFTWARE--0.2%
Adobe Systems, Inc. (f)                               11,100       437
                                                               -------

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Ameriprise Financial, Inc.                             8,600       350
Bank of New York Mellon Corp.
   (The)                                              48,557     1,837
Federated Investors, Inc.
   Class B                                             7,700       265
Northern Trust Corp.                                   9,800       672
SEI Investments Co.                                   11,700       275
State Street Corp.                                    17,500     1,120
                                                               -------
                                                                 4,519
                                                               -------

AUTO PARTS & EQUIPMENT--0.2%
Autoliv, Inc.                                          4,100       191
Lear Corp. (f)                                        16,000       227
                                                               -------
                                                                   418
                                                               -------

AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co. (f)                                    20,209        97
General Motors Corp.                                  41,800       481
                                                               -------
                                                                   578
                                                               -------

BIOTECHNOLOGY--0.5%
Amgen, Inc. (f)                                       15,000       708
Cephalon, Inc. (f)                                     7,800       520
                                                               -------
                                                                 1,228
                                                               -------

BROADCASTING & CABLE TV--0.3%
CBS Corp. Class B                                     32,710       637
                                                               -------

COAL & CONSUMABLE FUELS--0.1%
Massey Energy Co.                                      2,100       197
                                                               -------

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                           17,200       511
                                                               -------

COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc. (f)                               83,800     1,949
Corning, Inc.                                          9,700       224
Emulex Corp. (f)                                      17,000       198
JDS Uniphase Corp. (f)                                23,200       263
Juniper Networks, Inc. (f)                             8,600       191
                                                               -------
                                                                 2,825
                                                               -------

COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                    11,200       443
                                                               -------

COMPUTER HARDWARE--2.8%
Hewlett-Packard Co.                                   64,050     2,832
International Business
   Machines Corp.                                     29,800     3,532
                                                               -------
                                                                 6,364
                                                               -------

COMPUTER STORAGE & PERIPHERALS--0.2%
NetApp, Inc. (f)                                      13,200       286
QLogic Corp. (f)                                       9,400       137
                                                               -------
                                                                   423
                                                               -------

CONSTRUCTION & ENGINEERING--0.3%
KBR, Inc.                                             12,100       422
Perini Corp. (f)                                       6,500       215
                                                               -------
                                                                   637
                                                               -------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.2%
AGCO Corp. (f)                                         6,600       346
Cummins, Inc.                                          2,500       164
                                                               -------
                                                                   510
                                                               -------

CONSUMER FINANCE--0.1%
American Express Co.                                   9,000       339
                                                               -------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Automatic Data Processing,
   Inc                                                16,800       704
Western Union Co. (The)                               14,100       348
                                                               -------
                                                                 1,052
                                                               -------

DEPARTMENT STORES--0.2%
Macy's, Inc.                                          22,200       431
                                                               -------

DIVERSIFIED BANKS--0.5%
Wells Fargo & Co.                                     51,400     1,221
                                                               -------

DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The)                                11,800       412
                                                               -------

DIVERSIFIED METALS & MINING--0.2%
Southern Copper Corp.                                  4,600       490
                                                               -------
DRUG RETAIL--0.2%
Longs Drug Stores Corp.                                8,900       375
                                                               -------

ELECTRIC UTILITIES--0.3%
Duke Energy Corp.                                     35,300       613
                                                               -------

                       See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     SHARES     VALUE
                                                    --------   --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Acuity Brands, Inc.                                    7,600   $    365
Emerson Electric Co.                                  25,700      1,271
                                                               --------
                                                                  1,636
                                                               --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc. (f)                        11,000        391
                                                               --------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                  7,100        254
                                                               --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Waste Management, Inc.                                12,400        468
                                                               --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.                                 5,200        257
                                                               --------

FOOD DISTRIBUTORS--0.6%
SYSCO Corp.                                           47,800      1,315
                                                               --------

FOOD RETAIL--0.3%
Kroger Co. (The)                                      16,200        468
SUPERVALU, Inc.                                        9,400        290
                                                               --------
                                                                    758
                                                               --------

FOOTWEAR--0.4%
NIKE, Inc. Class B                                    13,600        811
                                                               --------

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc. (f)                                    10,000        312
Dollar Tree, Inc. (f)                                  5,000        164
                                                               --------
                                                                    476
                                                               --------

HEALTH CARE DISTRIBUTORS--0.6%
Cardinal Health, Inc.                                 26,500      1,367
                                                               --------

HEALTH CARE EQUIPMENT--0.3%
Boston Scientific Corp. (f)                           54,300        667
                                                               --------

HOME IMPROVEMENT RETAIL--0.1%
Sherwin-Williams Co. (The)                             5,000        230
                                                               --------

HOUSEHOLD APPLIANCES--0.1%
Stanley Works (The)                                    5,200        233
                                                               --------

HOUSEHOLD PRODUCTS--0.9%
Clorox Co. (The)                                       6,200        324
Kimberly-Clark Corp.                                   6,600        395
Procter & Gamble Co. (The)                            21,600      1,313
                                                               --------
                                                                  2,032
                                                               --------

HYPERMARKETS & SUPER CENTERS--0.7%
BJ's Wholesale Club, Inc. (f)                         11,700        453
Wal-Mart Stores, Inc.                                 19,600      1,101
                                                               --------
                                                                  1,554
                                                               --------

INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Ltd.                               26,000      1,041
                                                               --------

INDUSTRIAL MACHINERY--1.1%
Dover Corp.                                            6,600        319
Eaton Corp.                                           12,100      1,028
Gardner Denver, Inc. (f)                               4,700        267
Illinois Tool Works, Inc.                              4,400        209
Ingersoll-Rand Co., Ltd. Class A                       3,500        131
Parker Hannifin Corp.                                  7,050        503
                                                               --------
                                                                  2,457
                                                               --------

INDUSTRIAL REITS--0.1%
First Industrial Realty Trust, Inc.                   12,100        332
                                                               --------

INSURANCE BROKERS--0.2%
AON Corp.                                             10,600        487
                                                               --------

INTEGRATED OIL & GAS--7.3%
Chevron Corp.                                         25,600      2,538
ConocoPhillips                                        36,200      3,417
Exxon Mobil Corp.                                     72,900      6,425
Occidental Petroleum Corp.                            45,600      4,097
                                                               --------
                                                                 16,477
                                                               --------

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.                                           106,457      3,586
Embarq Corp.                                           6,300        298
Verizon Communications, Inc.                          27,900        988
Windstream Corp.                                      72,800        898
                                                               --------
                                                                  5,770
                                                               --------

INTERNET RETAIL--0.2%
Expedia, Inc. (f)                                      7,100        131
IAC/InterActiveCorp. (f)                              13,800        266
                                                               --------
                                                                    397
                                                               --------

INTERNET SOFTWARE & SERVICES--0.8%
eBay, Inc. (f)                                        33,200        908
Google, Inc. Class A (f)                               1,600        842
                                                               --------
                                                                  1,750
                                                               --------

INVESTMENT BANKING & BROKERAGE--0.5%
GFI Group, Inc.                                       22,800        206
Knight Capital Group, Inc.
   Class A (f)                                        11,400        205
Morgan Stanley                                         9,600        346
TD Ameritrade Holding
   Corp. (f)                                          15,500        280
                                                               --------
                                                                  1,037
                                                               --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                           6,500        232
                                                               --------

LIFE & HEALTH INSURANCE--2.0%
AFLAC, Inc.                                           11,000        691
Lincoln National Corp.                                14,000        634
MetLife, Inc.                                         31,100      1,641
Principal Financial Group, Inc.                       12,100        508
Prudential Financial, Inc.                            14,200        848
StanCorp Financial Group, Inc.                         2,800        132
Unum Group                                             4,600         94
                                                               --------
                                                                  4,548
                                                               --------

LIFE SCIENCES TOOLS & SERVICES--0.5%
Invitrogen Corp. (f)                                   7,600        298
Thermo Fisher Scientific, Inc. (f)                    15,600        870
                                                               --------
                                                                  1,168
                                                               --------

MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                           17,000        689
CIGNA Corp.                                           11,000        389
Coventry Health Care, Inc. (f)                         2,900         88
UnitedHealth Group, Inc.                              14,950        393
WellPoint, Inc. (f)                                   11,000        524
                                                               --------
                                                                  2,083
                                                               --------

METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                             2,700        129
Owens-Illinois, Inc. (f)                               4,300        179
                                                               --------
                                                                    308
                                                               --------

MORTGAGE REITS--0.3%
Annaly Capital Management, Inc.                       36,900        572
                                                               --------

MOVIES & ENTERTAINMENT--1.6%
Time Warner, Inc.                                     70,400      1,042
Viacom, Inc. Class B (f)                              31,900        974
Walt Disney Co. (The)                                 48,200      1,504
                                                               --------
                                                                  3,520
                                                               --------

MULTI-LINE INSURANCE--0.1%
Hartford Financial Services
  Group, Inc. (The)                                    2,600        168
                                                               --------

MULTI-UTILITIES--0.5%
Public Service Enterprise
  Group, Inc.                                         24,900      1,144
                                                               --------

OFFICE REITS--0.2%
Brandywine Realty Trust                               18,500        292
Lexington Realty Trust                                10,800        147
                                                               --------
                                                                    439
                                                               --------

OIL & GAS DRILLING--0.7%
ENSCO International, Inc.                              5,200        420
Transocean, Inc. (f)                                   7,400      1,128
                                                               --------
                                                                  1,548
                                                               --------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Dresser-Rand Group, Inc. (f)                           6,200        243
Tidewater, Inc.                                        4,400        286
                                                               --------
                                                                    529
                                                               --------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Devon Energy Corp.                                     1,500        180
Noble Energy, Inc.                                     1,800        181
Stone Energy Corp. (f)                                 3,800        251
W&T Offshore, Inc.                                    10,000        585
                                                               --------
                                                                  1,197
                                                               --------

                       See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     SHARES      VALUE
                                                    --------   ---------
OIL & GAS REFINING & MARKETING--0.2%
Holly Corp.                                            2,300   $      85
Valero Energy Corp.                                   11,100         457
                                                               ---------
                                                                     542
                                                               ---------

OIL & GAS STORAGE & TRANSPORTATION--0.1%
Williams Cos., Inc. (The)                              7,500         302
                                                               ---------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Bank of America Corp.                                 38,000         907
Citigroup, Inc.                                        8,900         149
JPMorgan Chase & Co.                                  51,600       1,771
                                                               ---------
                                                                   2,827
                                                               ---------

PACKAGED FOODS & MEATS--0.1%
Ralcorp Holdings, Inc. (f)                             4,100         203
                                                               ---------

PHARMACEUTICALS--3.7%
Abbott Laboratories                                    4,100         217
Bristol-Myers Squibb Co.                              43,200         887
Endo Pharmaceuticals
   Holdings, Inc. (f)                                  7,500         181
Forest Laboratories, Inc. (f)                         12,100         420
Johnson & Johnson                                     26,600       1,712
King Pharmaceuticals, Inc. (f)                         7,500          79
Medicis Pharmaceutical Corp.
   Class A                                            10,500         218
Merck & Co., Inc.                                     48,400       1,824
Pfizer, Inc.                                         157,700       2,755
Schering-Plough Corp.                                  6,600         130
                                                               ---------
                                                                   8,423
                                                               ---------

PROPERTY & CASUALTY INSURANCE--0.9%
Chubb Corp. (The)                                     11,800         578
Cincinnati Financial Corp.                             5,100         130
Philadelphia Consolidated
   Holding Co. (f)                                     3,300         112
Travelers Cos., Inc. (The)                            25,500       1,107
XL Capital Ltd. Class A                                7,200         148
                                                               ---------
                                                                   2,075
                                                               ---------

REGIONAL BANKS--0.1%
Bank of Hawaii Corp.                                   3,800         182
KeyCorp                                               11,300         124
                                                               ---------
                                                                     306
                                                               ---------

RESTAURANTS--0.8%
McDonald's Corp.                                      33,300       1,872
                                                               ---------

SEMICONDUCTOR EQUIPMENT--0.4%
Amkor Technology, Inc. (f)                            14,300         149
Applied Materials, Inc.                               27,800         531
MEMC Electronic Materials,
   Inc. (f)                                            3,700         227
                                                               ---------
                                                                     907
                                                               ---------

SEMICONDUCTORS--1.3%
Intel Corp.                                           65,600       1,409
LSI Corp. (f)                                        108,300         665
Texas Instruments, Inc.                               34,200         963
                                                               ---------
                                                                   3,037
                                                               ---------

SOFT DRINKS--0.7%
Coca-Cola Co. (The)                                   12,000         624
Coca-Cola Enterprises, Inc.                           39,800         688
Pepsi Bottling Group, Inc.
   (The)                                               9,100         254
                                                               ---------
                                                                   1,566
                                                               ---------

SPECIALIZED FINANCE--0.1%
NYSE Euronext                                          3,000         152
                                                               ---------

SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                           37,300         509
                                                               ---------

SPECIALTY CHEMICALS--0.3%
Chemtura Corp.                                        42,000         245
Lubrizol Corp. (The)                                   7,100         329
                                                               ---------
                                                                     574
                                                               ---------

SPECIALTY STORES--0.1%
Tiffany & Co.                                          5,200         212
                                                               ---------

STEEL--0.3%
AK Steel Holding Corp.                                10,300         711
                                                               ---------

SYSTEMS SOFTWARE--2.9%
BMC Software, Inc. (f)                                 7,900         285
Microsoft Corp.                                      152,600       4,198
Oracle Corp. (f)                                      70,000       1,470
Symantec Corp. (f)                                    36,400         704
                                                               ---------
                                                                   6,657
                                                               ---------

TOBACCO--1.0%
Altria Group, Inc.                                    34,860         717
Lorillard, Inc. (f)                                    9,500         657
Philip Morris International, Inc.                     14,960         739
Reynolds American, Inc.                                3,700         172
                                                               ---------
                                                                   2,285
                                                               ---------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                   12,500         119
Telephone & Data Systems, Inc.                         2,600         123
                                                               ---------
                                                                     242
                                                               ---------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 117,166)                                      125,625
                                                               ---------

FOREIGN COMMON STOCKS (d)--1.0%

COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                        14,000         268
                                                               ---------

IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. Class A
   (United States)                                    21,600         879
                                                               ---------

PERSONAL PRODUCTS--0.2%
Herbalife Ltd. (Russia)                                9,700         376
                                                               ---------

PROPERTY & CASUALTY INSURANCE--0.3%
ACE Ltd. (United States)                              11,700         645
                                                               ---------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 2,295)                                          2,168
                                                               ---------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $ 219,276)                                      223,218
                                                               ---------

SHORT-TERM INVESTMENTS--2.7%

                                                      PAR
                                                     VALUE
                                                    --------
COMMERCIAL PAPER (k)--2.7%
Cintas Corp. No 2
   2.500% due 7/1/08                                $  3,960       3,960
NetJets, Inc.
   2.300% due 7/1/08                                   2,105       2,105
                                                               ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 6,065)                                          6,065
                                                               ---------
TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $ 225,341)                                      229,283 (a)

Other assets and liabilities, net--(1.2)%                         (2,639)
                                                               ---------
NET ASSETS--100.0%                                             $ 226,644
                                                               =========

               See Abbreviations and Footnote Legend on page 36.

                        See Notes to Financial Statements

                      PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

ABBREVIATIONS:

FGIC    Financial Guaranty Insurance Company
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA    Fannie Mae or Federal National Mortgage Association
FSA     Financial Security Assurance, Inc.
GNMA    Ginnie Mae or Government National Mortgage Association
MBIA    Municipal Bond Insurance Association
REIT    Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,307 and gross depreciation of $14,967 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $225,943.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to a value of $13,648 or 6.0% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   Non-income producing.

(g)   Par value represents Australian Dollar (reported in 000s).

(h)   Par value represents Brazilian Real (reported in 000s).

(i)   Par value represents Norwegian Krone (reported in 000s).

(j)   Par value represents Swedish Krona (reported in 000s).

(k)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                       SHARES       VALUE
                                      ---------   ---------
FOREIGN COMMON STOCKS (b)--95.1%

AUSTRALIA--1.1%
QBE Insurance Group Ltd.
   (Property & Casualty
   Insurance)                           244,800   $   5,263
                                                  ---------

BELGIUM--2.2%
Belgacom SA (Integrated
   Telecommunication
   Services)                            239,900      10,292
                                                  ---------

BRAZIL--4.1%
Petroleo Brasileiro S.A. ADR
   (Integrated Oil & Gas)               329,100      19,071
                                                  ---------

GERMANY--12.9%
adidas AG (Apparel,
   Accessories &
   Luxury Goods)                        196,000      12,342
Commerzbank AG
   (Diversified Banks)                  312,000       9,269
Deutsche Post AG Registered
   Shares (Air Freight &
   Logistics)                           417,600      10,903
Deutsche Postbank AG
   (Diversified Banks)                   98,900       8,695
E.ON AG (Electric Utilities)             97,700      19,691
                                                  ---------
                                                     60,900
                                                  ---------

HONG KONG--5.5%
CLP Holdings Ltd.
   (Electric Utilities)               1,485,000      12,735
Swire Pacific Ltd. Class B
   (Multi-Sector Holdings)            6,462,500      13,271
                                                  ---------
                                                     26,006
                                                  ---------

INDIA--1.3%
ICICI Bank Ltd. Sponsored
   ADR (Diversified Banks) (c)          206,800       5,948
                                                  ---------

ITALY--5.8%
ENI S.p.A. (Integrated
   Oil & Gas)                           405,600      15,068
Intesa Sanpaolo S.p.A.
   (Diversified Banks)                2,111,500      12,004
                                                  ---------
                                                     27,072
                                                  ---------

JAPAN--13.8%
Bank of Yokohama Ltd.
   (The) (Regional Banks)             1,059,000       7,323
Canon, Inc. (Office
   Electronics)                         286,550      14,751
Daito Trust Construction
   Co. Ltd. (Homebuilding)              214,100      10,384
ORIX Corp. (Consumer
   Finance)                              68,800       9,854
Takeda Pharmaceutical
   Co., Ltd. (Pharmaceuticals)          236,500      12,028
Toyota Motor Corp.
   (Automobile Manufacturers)           229,300      10,824
                                                  ---------
                                                     65,164
                                                  ---------

MEXICO--2.1%
Grupo Aeroportuario del
   Sureste S.A. de C.V.
   ADR (Airport Services)               194,500      10,017
                                                  ---------

PORTUGAL--2.3%
Portugal Telecom SGPS S.A.
   (Integrated Telecommunication
   Services)                            949,000      10,734
                                                  ---------

SINGAPORE--4.3%
City Developments Ltd.
   (Real Estate Management &
   Development)                         943,000       7,548
Oversea-Chinese Banking
   Corp., Ltd. (Diversified
   Banks)                             2,127,800      12,816
                                                  ---------
                                                     20,364
                                                  ---------

SPAIN--2.3%
Corporacion Mapfre SA
   (Multi-line Insurance)             2,246,600      10,724
                                                  ---------

SWEDEN--4.5%
Nordea Bank AB
   (Diversified Banks)                  812,400      11,132
Telefonaktiebolaget LM
   Ericsson Class B
   (Communications
   Equipment)                           976,260      10,152
                                                  ---------
                                                     21,284
                                                  ---------

SWITZERLAND--1.2%
Roche Holding AG Registered
   Shares (Pharmaceuticals)              31,000       5,573
                                                  ---------

TAIWAN--3.9%
Taiwan Semiconductor
   Manufacturing Co., Ltd.
   Sponsored ADR
   (Semiconductors) (c)               1,687,132      18,407
                                                  ---------

UNITED KINGDOM--16.4%
AstraZeneca plc
   (Pharmaceuticals)                    219,500       9,333
British American Tobacco
   plc (Tobacco)                        248,400       8,568
Centrica plc (Multi-Utilities)        2,216,700      13,634
Morrison (WM.)
   Supermarkets plc
   (Food Retail)                      1,267,600       6,682
Premier Foods plc
   (Packaged Foods & Meats)           4,350,700       8,212
Vodafone Group
   plc (Wireless
   Telecommunication
   Services)                          5,013,530      14,771
Weir Group plc (The)
   (Industrial Machinery)               431,100       8,016
Wolseley plc (Trading
   Companies & Distributors)          1,067,700       7,955
                                                  ---------
                                                     77,171
                                                  ---------

UNITED STATES--11.4%
Koninklijke Philips Electronics
   N.V. (Industrial
   Conglomerates)                       256,600       8,690
Nestle S.A. Registered Shares
   (Packaged Foods & Meats)             176,750       7,965
Tenaris S.A. ADR (Oil & Gas
   Equipment & Services)                268,500      20,003
Zurich Financial Services AG
   Registered Shares
   (Multi-line Insurance)                67,150      17,114
                                                  ---------
                                                     53,772
                                                  ---------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $388,440)                          447,762
                                                  ---------

FOREIGN PREFERRED STOCKS (b)--3.0%

SOUTH KOREA--3.0%
Samsung Electronics Co.,
   Ltd. Pfd. 1.10%
   (Semiconductors)                      32,300      13,923
                                                  ---------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $11,881)                            13,923
                                                  ---------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $400,321)                          461,685
                                                  ---------

SHORT-TERM INVESTMENTS--1.4%

                                          PAR
                                         VALUE
                                        -------
COMMERCIAL PAPER (d)--1.4%
International Lease Finance Corp.
   2.650% due 7/1/08                    $ 6,805       6,805
                                                  ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,805)                              6,805
                                                  ---------
TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $407,126)                          468,490 (a)

Other assets and liabilities, net--0.5%               2,134
                                                  ---------
NET ASSETS--100.0%                                $ 470,624
                                                  =========

               See Abbreviations and Footnote Legend on page 38.

                        See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)


($ reported in thousands)

ABBREVIATIONS:

ADR      American Depositary Receipt

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $95,737 and gross depreciation of $35,341 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $408,094.

(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(c)   Non-income producing.

(d)   The rate shown is the discount rate.

                       See Notes to Financial Statements

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                              SHARES     VALUE
                                              ------   --------
DOMESTIC COMMON STOCKS--90.0%

AEROSPACE & DEFENSE--1.7%
BE Aerospace, Inc. (b)                        14,115   $    329
Esterline Technologies Corp. (b)               8,415        414
                                                       --------
                                                            743
                                                       --------

AIR FREIGHT & LOGISTICS--0.3%
Pacer International, Inc.                      6,500        140
                                                       --------

AIRLINES--0.2%
AirTran Holdings, Inc. (b)                    46,880         96
                                                       --------

APPAREL RETAIL--1.8%
AnnTaylor Stores Corp. (b)                    21,665        519
Bebe Stores, Inc.                             29,335        282
                                                       --------
                                                            801
                                                       --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
Phillips-Van Heusen Corp.                     10,290        377
                                                       --------

APPLICATION SOFTWARE--5.8%
ANSYS, Inc. (b)                               13,375        630
Concur Technologies, Inc. (b)                 10,125        337
Solera Holdings, Inc. (b)                     22,700        628
Synchronoss Technologies,
   Inc. (b)                                   15,240        138
Taleo Corp. Class A  (b)                      24,310        476
TIBCO Software, Inc. (b)                      43,430        332
                                                       --------
                                                          2,541
                                                       --------

BIOTECHNOLOGY--7.2%
Acorda Therapeutics, Inc. (b)                 12,525        411
BioMarin Pharmaceutical,
   Inc. (b)                                   14,695        426
Cepheid, Inc. (b)                             16,630        468
Cubist Pharmaceuticals,
   Inc. (b)                                   17,705        316
InterMune, Inc. (b)                           18,215        239
Myriad Genetics, Inc. (b)                      2,475        113
OSI Pharmaceuticals, Inc. (b)                  6,270        259
Savient Pharmaceuticals,
   Inc. (b)                                   14,220        360
United Therapeutics Corp. (b)                  5,590        546
                                                       --------
                                                          3,138
                                                       --------

CASINOS & GAMING--1.8%
Bally Technologies, Inc. (b)                  13,670        462
WMS Industries, Inc. (b)                      11,370        338
                                                       --------
                                                            800
                                                       --------

COAL & CONSUMABLE FUELS--0.9%
International Coal Group, Inc. (b)            29,570        386
                                                       --------

COMMUNICATIONS EQUIPMENT--3.2%
Acme Packet, Inc. (b)                         33,400        259
Emulex Corp. (b)                               5,029         59
Foundry Networks, Inc. (b)                    18,415        218
Polycom, Inc. (b)                             23,605        575
Sonus Networks, Inc. (b)                      83,455        285
                                                       --------
                                                          1,396
                                                       --------
COMPUTER STORAGE & PERIPHERALS--1.1%
Synaptics, Inc. (b)                           12,530        473
                                                       --------

CONSTRUCTION & ENGINEERING--2.4%
Aecom Technology Corp. (b)                    20,350       662
URS Corp. (b)                                  8,745       367
                                                       --------
                                                          1,029
                                                       --------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--2.3%
Bucyrus International, Inc.
   Class A                                     8,345        609
Titan Machinery, Inc. (b)                     12,515        392
                                                       --------
                                                          1,001
                                                       --------

DATA PROCESSING & OUTSOURCED SERVICES--2.1%
NeuStar, Inc. Class A  (b)                    19,795        427
VeriFone Holdings, Inc. (b)                   17,820        213
Wright Express Corp. (b)                      11,650        289
                                                       --------
                                                            929
                                                       --------

DISTILLERS & VINTNERS--1.3%
Central European Distribution
   Corp. (b)                                   7,815        579
                                                       --------
DISTRIBUTORS--1.1%
LKQ Corp. (b)                                 26,000        470
                                                       --------
DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--3.8%
FTI Consulting, Inc. (b)                       9,285        636
GEO Group, Inc. (The) (b)                     23,295        524
TeleTech Holdings, Inc. (b)                   24,540        490
                                                       --------
                                                          1,650
                                                       --------

EDUCATION SERVICES--0.9%
Corinthian Colleges, Inc. (b)                 34,405        399
                                                       --------
ELECTRIC UTILITIES--1.4%
ITC Holdings Corp.                            12,165        622
                                                       --------
ENVIRONMENTAL & FACILITIES SERVICES--0.5%
Waste Connections, Inc. (b)                    6,655        212
                                                       --------
FOOTWEAR--2.1%
Deckers Outdoor Corp. (b)                      4,210        586
Iconix Brand Group, Inc. (b)                  26,520        320
                                                       --------
                                                            906
                                                       --------

HEALTH CARE EQUIPMENT--3.5%
Hologic, Inc. (b)                             16,360        357
Insulet Corp. (b)                             13,915        219
Meridian Bioscience, Inc.                     18,135        488
Thoratec Corp. (b)                            27,173        472
                                                       --------
                                                          1,536
                                                       --------

HEALTH CARE FACILITIES--0.6%
Psychiatric Solutions, Inc. (b)                6,650        252
                                                       --------

HEALTH CARE SERVICES--1.1%
Gentiva Health Services, Inc. (b)             26,310        501
                                                       --------
HEALTH CARE SUPPLIES--0.5%
Inverness Medical Innovations,
   Inc. (b)                                    7,140        237
                                                       --------

HOME ENTERTAINMENT SOFTWARE--1.2%
THQ, Inc. (b)                                 25,760        522
                                                       --------

HOUSEWARES & SPECIALTIES--0.8%
Tupperware Brands Corp.                        9,860        337
                                                       --------

INDUSTRIAL MACHINERY--3.5%
Actuant Corp. Class A                         17,640        553
CLARCOR, Inc.                                 13,600        477
RBC Bearings, Inc. (b)                        14,875        496
                                                       --------
                                                          1,526
                                                       --------

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
Cincinnati Bell, Inc. (b)                    126,715        504
                                                       --------

INTERNET RETAIL--1.2%
priceline.com, Inc. (b)                        4,675        540
                                                       --------

INTERNET SOFTWARE & SERVICES--3.7%
Autobytel, Inc. (b)(d)                         3,757          5
Autobytel, Inc. (b)                           60,530         86
DealerTrack Holdings, Inc. (b)                 9,725        137
Digital River, Inc. (b)                        7,460        288
GSI Commerce, Inc. (b)                        37,854        516
Interwoven, Inc. (b)                          26,882        323
Omniture, Inc. (b)                            12,935        240
                                                       --------
                                                          1,595
                                                       --------

INVESTMENT BANKING & BROKERAGE--1.8%
FCStone Group, Inc. (b)                        6,025        168
Greenhill & Co., Inc.                          8,005        431
Investment Technology Group,
   Inc. (b)                                    6,270        210
                                                       --------
                                                            809
                                                       --------

IT CONSULTING & OTHER SERVICES--0.4%
SI International, Inc. (b)                     9,010        189
                                                       --------

LEISURE FACILITIES--1.0%
Life Time Fitness, Inc. (b)                   14,925        441
                                                       --------

LIFE SCIENCES TOOLS & SERVICES--3.3%
Bruker Corp. (b)                              19,245        247
Illumina, Inc. (b)                             6,405        558
Parexel International Corp. (b)               23,480        618
                                                       --------
                                                          1,423
                                                       --------

METAL & GLASS CONTAINERS--1.5%
Silgan Holdings, Inc.                         12,800        649
                                                       --------

OIL & GAS EQUIPMENT & SERVICES--6.0%
Bristow Group, Inc. (b)                        4,650        230
Cal Dive International, Inc. (b)              37,556        537
Dril-Quip, Inc. (b)                            9,465        596
IHS, Inc. (b)                                  8,035        559
T-3 Energy Services, Inc. (b)                  8,885        706
                                                       --------
                                                          2,628
                                                       --------

                       See Notes to Financial Statements

                     PHOENIX-ALGER SMALL-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                           SHARES    VALUE
                                           ------   --------
OIL & GAS EXPLORATION & PRODUCTION--4.9%
Carrizo Oil & Gas, Inc. (b)                 8,915   $    607
Concho Resources, Inc. (b)(d)               1,385         49
Concho Resources, Inc. (b)                 16,360        610
Mariner Energy, Inc. (b)                   18,075        669
Petroquest Energy Inc (b)                   8,440        227
                                                    --------
                                                       2,162
                                                    --------

OIL & GAS REFINING & MARKETING--0.9%
CVR Energy, Inc. (b)                       19,715        379
                                                    --------

PACKAGED FOODS & MEATS--1.1%
Hain Celestial Group, Inc.
   (The) (b)                               19,660        462
                                                    --------

PHARMACEUTICALS--0.1%
POZEN, Inc. (b)                             4,495         49
                                                    --------

PROPERTY & CASUALTY INSURANCE--1.1%
First Mercury Financial Corp. (b)          26,130        461
                                                    --------

REGIONAL BANKS--0.6%
Signature Bank (b)                          9,545        246
                                                    --------

REINSURANCE--0.3%
Platinum Underwriters
   Holdings Ltd.                            3,860        126
                                                    --------
RESTAURANTS--0.4%
McCormick & Schmick's Seafood
   Restaurants, Inc. (b)                   20,225        195
                                                    --------
SEMICONDUCTOR EQUIPMENT--0.6%
Tessera Technologies, Inc. (b)             17,085        280
                                                    --------
SEMICONDUCTORS--4.4%
Atheros Communications, Inc. (b)           18,210        546
Cavium Networks, Inc. (b)                  12,910        271
Microsemi Corp. (b)                        23,320        587
ON Semiconductor Corp. (b)                 55,035        505
                                                    --------
                                                       1,909
                                                    --------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
SBA Communications Corp.
   Class A (b)                             18,320        660
                                                    --------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $34,463)                             39,306
                                                    --------

FOREIGN COMMON STOCKS (c)--9.0%

COAL & CONSUMABLE FUELS--0.6%
Uranium One, Inc. (Canada) (b)             53,170        250
                                                    --------

COMMUNICATIONS EQUIPMENT--1.2%
NICE Systems Ltd. - Sponsored
   ADR (Israel) (b)                        17,850        528
                                                    --------

DIVERSIFIED METALS & MINING--1.9%
Major Drilling Group International,
   Inc. (Canada) (b)                        4,445        222
Thompson Creek Metals Co., Inc.
   (United States) (b)                     30,015        586
                                                    --------
                                                         808
                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
JA Solar Holdings Co. Ltd.
   ADR (China) (b)                         23,470        396
                                                    --------

INTERNET SOFTWARE & SERVICES--0.9%
VistaPrint Ltd. (United States) (b)        15,030        402
                                                    --------
LIFE SCIENCES TOOLS & SERVICES--1.1%
Icon plc (Ireland) (b)                      6,295        475
                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--1.4%
Petrobank Energy & Resources
   Ltd. (Canada) (b)                       11,350        592
                                                    --------

TECHNOLOGY DISTRIBUTORS--1.0%
Mellanox Technologies Ltd.
   (United States) (b)                     33,671        456
                                                    --------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,772)                               3,907
                                                    --------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $38,235)                             43,213
                                                    --------

                                            PAR
                                           VALUE     VALUE
                                          -------   --------
SHORT-TERM INVESTMENTS--1.1%

FEDERAL AGENCY SECURITIES (e)--1.1%
FHLB
   1.850% due 7/3/08                      $   200        200
   1.950% due 7/9/08                          300        300
                                                    --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $500)                                   500
                                                    --------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $38,735)                             43,713 (a)

Other assets and liabilities, net--(0.1)%                (55)
                                                    --------
NET ASSETS--100.0%                                  $ 43,658
                                                    ========

ABBREVIATIONS:

ADR      American Depositary Receipt
FHLB     Federal Home Loan Bank

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,179 and gross depreciation of $4,436 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $38,970.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d) Illiquid and restricted security. At June 30, 2008, these securities amounted to a value of $54 or 0.1% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(e)   The rate shown is the discount rate.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                       SHARES     VALUE
                                       -------   --------
DOMESTIC COMMON STOCKS--98.2%

REAL ESTATE INVESTMENT TRUSTS--98.2%

DIVERSIFIED--5.0%
Vornado Realty Trust                    74,780   $   6,581
                                                 ---------

HEALTH CARE--10.6%
HCP, Inc.                              155,824       4,957
Health Care REIT, Inc.                 100,562       4,475
Ventas, Inc.                           107,816       4,590
                                                 ---------
                                                    14,022
                                                 ---------

INDUSTRIAL/OFFICE--28.7%
INDUSTRIAL--7.9%
AMB Property Corp.                      58,960       2,970
DCT Industrial Trust, Inc.              24,782         205
Prologis                               135,143       7,345
                                                 ---------
                                                    10,520
                                                 ---------

OFFICE--19.6%
Alexandria Real Estate Equities,
   Inc                                  58,102       5,656
Boston Properties, Inc.                 57,054       5,147
Corporate Office Properties
   Trust                                91,270       3,133
Digital Realty Trust, Inc.             158,486       6,484
Douglas Emmett, Inc.                   107,258       2,357
Kilroy Realty Corp.                      5,644         265
SL Green Realty Corp.                   34,743       2,874
                                                 ---------
                                                    25,916
                                                 ---------

SPECIALTY--1.2%
Entertainment Properties Trust          31,507       1,558
                                                 ---------
                                                    37,994
                                                 ---------

LODGING/RESORTS--5.0%
DiamondRock Hospitality Co.            129,613       1,411
Host Hotels & Resorts, Inc.            302,145       4,124
LaSalle Hotel Properties                25,030         629
Sunstone Hotel Investors, Inc.          29,979         498
                                                 ---------
                                                     6,662
                                                 ---------

RESIDENTIAL--13.8%
APARTMENTS--13.8%
AvalonBay Communities, Inc.             44,946       4,007
BRE Properties, Inc.                    67,502       2,922
Equity Residential                     113,351       4,338
Essex Property Trust, Inc.              39,974       4,257
UDR, Inc.                              119,735       2,680
                                                 ---------
                                                    18,204
                                                 ---------

RETAIL--29.8%
REGIONAL MALLS--17.3%
CBL & Associates Properties,
   Inc.                                  4,547         104
General Growth Properties, Inc.        178,698       6,260
Macerich Co. (The)                      91,171       5,664
Simon Property Group, Inc.             120,204      10,805
                                                 ---------
                                                    22,833
                                                 ---------

SHOPPING CENTERS--12.5%
Developers Diversified Realty
   Corp.                                83,579       2,901
Federal Realty Investment
   Trust                                47,285       3,263
Kimco Realty Corp.                     137,288       4,739
Regency Centers Corp.                   44,674       2,641
Tanger Factory Outlet Centers,
   Inc.                                 83,518       3,001
                                                 ---------
                                                    16,545
                                                 ---------
                                                    39,378
                                                 ---------

SELF STORAGE--5.3%
Extra Space Storage, Inc.              191,555       2,942
Public Storage, Inc.                    50,287       4,062
                                                 ---------
                                                     7,004
                                                 ---------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $94,764)                          129,845
                                                 ---------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $94,764)                          129,845
                                                 ---------

                                       PAR
                                      VALUE       VALUE
                                     --------   ----------
SHORT-TERM INVESTMENTS--1.5%

FEDERAL AGENCY SECURITIES(b)--1.5%
FHLB 2.000% due 7/1/08               $  2,040        2,040
                                                ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,040)                             2,040
                                                ----------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $96,804)                          131,885 (a)

Other assets and liabilities, net--0.3%                386
                                                ----------
NET ASSETS--100.0%                              $  132,271
                                                ==========

ABBREVIATIONS:

FHLB     Federal Home Loan Bank
REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $39,122 and gross depreciation of $2,386 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $95,149.

(b)   The rate shown is the discount rate.

                        See Notes to Financial Statements

           PHOENIX DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                          SHARES     VALUE
                                          -------   --------
EXCHANGE TRADED FUNDS--99.7%
iPath Dow Jones-AIG
   Commodity Index Total
   Return ETN (b)                          19,385   $  1,386
iShares MSCI EAFE (R)
   Index Fund                              57,725      3,966
SPDR S&P International
   Small Cap Fund                          45,000      1,390
Vanguard Emerging
   Markets Fund                            24,900      1,165
Vanguard Large-Cap Fund                   151,920      8,807
Vanguard REIT Fund                         23,830      1,392
Vanguard Small-Cap Fund                    58,540      3,661
Vanguard Small-Cap
   Value Fund                               7,850        457
Vanguard Value Fund                        16,590        932
                                                    --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $23,977)                             23,156
                                                    --------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $23,977)                             23,156
                                                    --------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $23,977)                             23,156 (a)

Other assets and liabilities, net--0.3%                   63
                                                    --------
NET ASSETS--100.0%                                  $ 23,219
                                                    ========

ABBREVIATIONS:

ETN      Exchange Traded Note
REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $66 and gross depreciation of $944 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $24,034.

(b)   Non-income producing.

                        See Notes to Financial Statements

                PHOENIX DYNAMIC ASSET ALLOCATION SERIES: GROWTH
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                          SHARES     VALUE
                                          -------   --------
EXCHANGE TRADED FUNDS--99.7%
iPath Dow Jones-AIG
   Commodity Index Total
   Return ETN (b)                          28,955   $  2,071
iShares Lehman Treasury
   Inflation Protected Securities          11,410      1,230
iShares MSCI EAFE (R)
   Index Fund                              81,260      5,582
SPDR S&P International
   Small Cap Fund                          64,720      2,000
Vanguard Emerging
   Markets Fund                            34,030      1,593
Vanguard Intermediate-Term
   Bond Fund                               37,330      2,855
Vanguard Large-Cap Fund                   229,720     13,317
Vanguard REIT Fund                         33,250      1,942
Vanguard Short-Term
   Bond Fund                               26,230      2,030
Vanguard Small-Cap Fund                    62,510      3,909
Vanguard Small-Cap
   Value Fund                              19,920      1,161
Vanguard Value Fund                        35,030      1,965
                                                    --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $41,078)                             39,655
                                                    --------

TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $41,078)                             39,655
                                                    --------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $41,078)                             39,655 (a)

Other assets and liabilities, net--0.3%                  114
                                                    --------
NET ASSETS--100.0%                                  $ 39,769
                                                    ========

ABBREVIATIONS:

ETN     Exchange Traded Note
REIT    Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $264 and gross depreciation of $1,608 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $40,999.

(b)   Non-income producing.

                        See Notes to Financial Statements

                PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                          SHARES     VALUE
                                          -------   --------
EXCHANGE TRADED FUNDS--97.2%
iPath Dow Jones-AIG
   Commodity Index Total
   Return ETN (b)                           5,610   $    401
iShares Lehman Treasury
   Inflation Protected Securities          12,450      1,343
iShares MSCI EAFE (R)
   Index Fund                              19,650      1,350
SPDR S&P International
   Small Cap Fund                          13,020        402
Vanguard Intermediate-Term
   Bond Fund                               21,040      1,608
Vanguard Large-Cap Fund                    46,190      2,678
Vanguard Long-Term Bond
     Fund                                  17,990      1,345
Vanguard REIT Fund                          6,890        402
Vanguard Short-Term Bond
   Fund                                    26,070      2,018
Vanguard Small-Cap Fund                    12,700        794
Vanguard Small-Cap Value
   Fund                                     2,270        132
Vanguard Value Fund                         9,600        539
                                                    --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $13,444)                             13,012
                                                    --------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $13,444)                             13,012
                                                    --------
TOTAL INVESTMENTS--97.2%
(IDENTIFIED COST $13,444)                             13,012 (a)

Other assets and liabilities, net--2.8%                  373
                                                    --------
NET ASSETS--100.0%                                  $ 13,385
                                                    ========

ABBREVIATIONS:

ETN      Exchange Traded Note
REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $17 and gross depreciation of $467 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $13,462.

(b)   Non-income producing.

                        See Notes to Financial Statements

            PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                          SHARES     VALUE
                                          -------   --------
EXCHANGE TRADED FUNDS--99.8%
iPath Dow Jones-AIG
   Commodity Index Total
   Return ETN (b)                          13,280   $    950
iShares Lehman Treasury
   Inflation Protected
   Securities                              13,330      1,438
iShares MSCI EAFE (R)
   Index Fund                              38,510      2,646
SPDR S&P International
   Small Cap Fund                          31,110        961
Vanguard Emerging
   Markets Fund                            15,480        724
Vanguard Intermediate-
   Term Bond Fund                          28,090      2,147
Vanguard Large-Cap Fund                   114,880      6,660
Vanguard Long-Term
   Bond Fund                               16,020      1,197
Vanguard REIT Fund                         16,220        947
Vanguard Short-Term
   Bond Fund                               30,880      2,390
Vanguard Small-Cap Fund                    30,140      1,885
Vanguard Small-Cap
   Value Fund                              12,100        705
Vanguard Value Fund                        21,220      1,191
                                                    --------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $24,640)                             23,841
                                                    --------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $24,640)                             23,841
                                                    --------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $24,640)                             23,841 (a)

Other assets and liabilities, net--0.2%                   51
                                                    --------
NET ASSETS--100.0%                                  $ 23,892
                                                    ========

ABBREVIATIONS:

ETN      Exchange Traded Note
REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $28 and gross depreciation of $881 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $24,694.

(b)   Non-income producing.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                             SHARES     VALUE
                                             -------   -------
DOMESTIC COMMON STOCKS--92.9%

AEROSPACE & DEFENSE--0.6%
Goodrich Corp.                                15,800   $   750
                                                       -------

AGRICULTURAL PRODUCTS--0.4%
Corn Products International, Inc.             10,600       521
                                                       -------

AIRLINES--0.9%
Alaska Air Group, Inc. (b)                    34,100       523
Continental Airlines, Inc.
  Class B (b)                                 30,100       304
SkyWest, Inc.                                 30,200       382
                                                       -------
                                                         1,209
                                                       -------

APPAREL RETAIL--0.4%
Men's Wearhouse, Inc. (The)                   28,700       468
                                                       -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Jones Apparel Group, Inc.                     46,100       634
                                                       -------

AUTO PARTS & EQUIPMENT--2.5%
ArvinMeritor, Inc.                            93,500     1,167
Autoliv, Inc.                                 12,000       559
TRW Automotive Holdings
  Corp. (b)                                   79,000     1,459
                                                       -------
                                                         3,185
                                                       -------

AUTOMOBILE MANUFACTURERS--1.1%
Thor Industries, Inc.                         66,400     1,412
                                                       -------

AUTOMOTIVE RETAIL--0.5%
AutoNation, Inc. (b)                          66,961       671
                                                       -------

BREWERS--1.8%
Molson Coors Brewing Co.
Class B                                       43,000     2,336
                                                       -------

BUILDING PRODUCTS--0.5%
Quanex Building Products
  Corp.                                       44,800       666
                                                       -------

COMMODITY CHEMICALS--0.7%
Westlake Chemical Corp.                       61,200       909
                                                       -------

COMMUNICATIONS EQUIPMENT--1.4%
CommScope, Inc. (b)                           34,500     1,821
                                                       -------

COMPUTER STORAGE & PERIPHERALS--0.5%
Lexmark International, Inc.
   Class A (b)                                20,200       675
                                                       -------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--1.8%
AGCO Corp. (b)                                23,600     1,237
Terex Corp. (b)                               20,200     1,038
                                                       -------
                                                         2,275
                                                       -------

DEPARTMENT STORES--0.2%
Dillard's, Inc. Class A                       23,000       266
                                                       -------
DIVERSIFIED CHEMICALS--1.3%
Ashland, Inc.                                 35,900     1,730
                                                       -------

ELECTRIC UTILITIES--1.8%
Allegheny Energy, Inc.                        14,400       721
Northeast Utilities                           61,800     1,578
                                                       -------
                                                         2,299
                                                       -------

ELECTRICAL COMPONENTS & EQUIPMENT--4.1%
Acuity Brands, Inc.                           25,100     1,207
Cooper Industries Ltd. Class A                34,300     1,355
EnerSys (b)                                   28,200       965
Regal-Beloit Corp.                            41,800     1,766
                                                       -------
                                                         5,293
                                                       -------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.0%
Vishay Intertechnology, Inc. (b)             141,600     1,256
                                                       -------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Sanmina-SCI Corp. (b)                        167,000       214
                                                       -------

FOOD RETAIL--3.0%
Ruddick Corp.                                 61,100     2,096
SUPERVALU, Inc.                               56,000     1,730
                                                       -------
                                                         3,826
                                                       -------

GAS UTILITIES--1.1%
Atmos Energy Corp.                            49,900     1,376
                                                       -------

HEALTH CARE FACILITIES--1.8%
LifePoint Hospitals, Inc. (b)                 32,800       928
Universal Health Services, Inc.
   Class B                                    22,300     1,410
                                                       -------
                                                         2,338
                                                       -------

HEALTH CARE SERVICES--1.1%
Apria Healthcare Group, Inc. (b)              29,600       574
Omnicare, Inc.                                29,900       784
                                                       -------
                                                         1,358
                                                       -------

HOME FURNISHINGS--0.6%
Furniture Brands International,
   Inc.                                       59,700       798
                                                       -------

HOMEBUILDING--0.2%
KB Home                                       17,500       296
                                                       -------

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.2%
Kelly Services, Inc. Class A                  78,600     1,519
                                                       -------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--2.2%
Constellation Energy Group, Inc.              11,600       953
Reliant Energy, Inc. (b)                      89,200     1,897
                                                       -------
                                                         2,850
                                                       -------

INDUSTRIAL MACHINERY--4.4%
Briggs & Stratton Corp.                       55,600       705
Kennametal, Inc.                              53,000     1,725
Mueller Industries, Inc.                      41,800     1,346
SPX Corp.                                     14,500     1,910
                                                       -------
                                                         5,686
                                                       -------

INTEGRATED OIL & GAS--1.9%
Hess Corp.                                    19,300     2,435
                                                       -------

LEISURE PRODUCTS--1.2%
Brunswick Corp.                               87,900       932
Callaway Golf Co.                             56,100       663
                                                       -------
                                                         1,595
                                                       -------

LIFE & HEALTH INSURANCE--1.3%
StanCorp Financial Group, Inc.                36,200     1,700
                                                       -------

LIFE SCIENCES TOOLS & SERVICES--1.7%
PerkinElmer, Inc.                             78,300     2,181
                                                       -------

MANAGED HEALTH CARE--1.8%
AMERIGROUP Corp. (b)                          52,800     1,098
Molina Healthcare, Inc. (b)                   48,800     1,188
                                                       -------
                                                         2,286
                                                       -------

METAL & GLASS CONTAINERS--1.4%
AptarGroup, Inc.                              22,200       931
Silgan Holdings, Inc.                         18,200       924
                                                       -------
                                                         1,855
                                                       -------

MULTI-UTILITIES--1.3%
Puget Energy, Inc.                            15,800       379
Wisconsin Energy Corp.                        29,800     1,348
                                                       -------
                                                         1,727
                                                       -------

OFFICE REITS--1.0%
Digital Realty Trust, Inc.                    31,500     1,289
                                                       -------

OFFICE SERVICES & SUPPLIES--2.0%
IKON Office Solutions, Inc.                  125,300     1,413
United Stationers, Inc. (b)                   30,000     1,109
                                                       -------
                                                         2,522
                                                       -------

OIL & GAS DRILLING--1.3%
Helmerich & Payne, Inc.                       14,500     1,044
Rowan Cos., Inc.                              14,800       692
                                                       -------
                                                         1,736
                                                       -------

OIL & GAS EQUIPMENT & SERVICES--2.5%
Exterran Holdings, Inc. (b)                    8,300       593
Oil States International, Inc. (b)            41,500     2,633
                                                       -------
                                                         3,226
                                                       -------

PACKAGED FOODS & MEATS--2.6%
Del Monte Foods Co.                          140,800     1,000
Smithfield Foods, Inc. (b)                    52,700     1,048
Tyson Foods, Inc. Class A                     83,700     1,250
                                                       -------
                                                         3,298
                                                       -------
PAPER PACKAGING--0.5%
Sonoco Products Co.                           20,500       635
                                                       -------

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                               SHARES        VALUE
                                             ---------    -----------
PROPERTY & CASUALTY INSURANCE--1.6%
Fidelity National Financial, Inc.
   Class A                                      75,900    $       957
Old Republic International
   Corp.                                        92,500          1,095
                                                          -----------
                                                                2,052
                                                          -----------

REGIONAL BANKS--4.5%
Central Pacific Financial Corp.                 68,300            728
South Financial Group, Inc.
   (The)                                       110,000            431
Susquehanna Bancshares, Inc.                    70,600            967
Trustmark Corp.                                 71,734          1,266
UnionBanCal Corp.                               14,500            586
Webster Financial Corp.                         57,700          1,073
Whitney Holding Corp.                           38,500            705
                                                          -----------
                                                                5,756
                                                          -----------

REINSURANCE--2.4%
PartnerRe Ltd.                                   6,700            463
Platinum Underwriters
   Holdings Ltd.                                64,000          2,087
RenaissanceRe Holdings Ltd.                     13,500            603
                                                          -----------
                                                                3,153
                                                          -----------

RESIDENTIAL REITS--0.6%
Mid-America Apartment
   Communities, Inc.                            16,000            817
                                                          -----------

RETAIL REITS--1.0%
Tanger Factory Outlet Centers                   17,800            639
Taubman Centers, Inc.                           13,400            652
                                                          -----------
                                                                1,291
                                                          -----------

SEMICONDUCTOR EQUIPMENT--1.3%
Amkor Technology, Inc. (b)                     110,200          1,147
Teradyne, Inc. (b)                              45,000            498
                                                          -----------
                                                                1,645
                                                          -----------

SEMICONDUCTORS--0.8%
Spansion, Inc. Class A (b)                      78,000            175
Zoran Corp. (b)                                 72,900            853
                                                          -----------
                                                                1,028
                                                          -----------

SPECIALIZED REITS--0.7%
Ashford Hospitality Trust, Inc.                 68,000            314
Strategic Hotels & Resorts,
   Inc.                                         30,500            286
Sunstone Hotel Investors, Inc.                  15,900            264
                                                          -----------
                                                                  864
                                                          -----------

SPECIALTY CHEMICALS--4.0%
Arch Chemicals, Inc.                            21,000            696
Chemtura Corp.                                  82,500            482
Cytec Industries, Inc.                          32,600          1,779
Rockwood Holdings, Inc. (b)                     64,900          2,258
                                                          -----------
                                                                5,215
                                                          -----------

SPECIALTY STORES--0.1%
Office Depot, Inc. (b)                           9,000             98
                                                          -----------

STEEL--4.1%
Cleveland-Cliffs, Inc.                          13,200          1,573
Commercial Metals Co.                           49,900          1,881
Reliance Steel & Aluminum
   Co.                                          13,500          1,041
Steel Dynamics, Inc.                            19,800            774
                                                          -----------
                                                                5,269
                                                          -----------

TECHNOLOGY DISTRIBUTORS--3.2%

Arrow Electronics, Inc. (b)                     40,500          1,244
Ingram Micro, Inc. Class A (b)                  60,200          1,069
Insight Enterprises, Inc. (b)                   71,800            842
Tech Data Corp. (b)                             29,900          1,013
                                                          -----------
                                                                4,168
                                                          -----------

THRIFTS & MORTGAGE FINANCE--2.6%

Astoria Financial Corp.                         51,750          1,039
First Niagara Financial Group,
   Inc.                                         48,900            629
Provident Financial Services,
   Inc.                                        118,000          1,653
                                                          -----------
                                                                3,321
                                                          -----------

TOBACCO--1.2%
Universal Corp.                                 35,700          1,614
                                                          -----------

TRADING COMPANIES & DISTRIBUTORS--1.7%
GATX Corp.                                      49,100          2,176
                                                          -----------

TRUCKING--4.8%
Arkansas Best Corp.                             27,900          1,022
Avis Budget Group, Inc. (b)                     84,800            710
Con-Way, Inc.                                   22,800          1,078
Ryder System, Inc.                              29,100          2,004
Werner Enterprises, Inc.                        73,100          1,358
                                                          -----------
                                                                6,172
                                                          -----------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 125,946)                                   119,761
                                                          -----------
FOREIGN COMMON STOCKS (c) --4.1%

COMMODITY CHEMICALS--0.7%
Methanex Corp.
   (United States)                              29,800            835
                                                          -----------

ELECTRONIC MANUFACTURING SERVICES--0.3%
Flextronics International Ltd.
   (Singapore) (b)                              47,229            444
                                                          -----------

PROPERTY & CASUALTY INSURANCE--1.2%
Aspen Insurance Holdings Ltd.
   (Bermuda)                                    66,100          1,565
                                                          -----------

REINSURANCE--1.9%
Arch Capital Group Ltd.
   (United States) (b)                          37,500          2,487
                                                          -----------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $ 5,558)                                       5,331
                                                          -----------
TOTAL LONG TERM INVESTMENTS--97.0%
(IDENTIFIED COST $ 131,504)                                   125,092
                                                          -----------

SHORT-TERM INVESTMENTS--3.6%

MONEY MARKET MUTUAL FUNDS--3.6%
SSgA Money Market Fund
   (2.260% seven-day
   effective yield)                          4,630,746          4,631
                                                          -----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 4,631)                                       4,631
                                                          -----------
TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $ 136,135)                                   129,723 (a)

Other assets and liabilities, net--(0.6)%                        (797)
                                                          -----------
NET ASSETS--100.0%                                        $   128,926
                                                          ===========

ABBREVIATIONS:
REIT           Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $20,776 and gross depreciation of $27,101 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $136,048.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                             SHARES     VALUE
                                             -------   -------
DOMESTIC COMMON STOCKS--94.2%

AIRLINES--1.1%
Alaska Air Group, Inc. (b)                    19,100   $   293
Continental Airlines, Inc.
  Class B (b)                                 14,500       147
SkyWest, Inc.                                 20,500       259
                                                       -------
                                                           699
                                                       -------

APPAREL RETAIL--1.6%
Men's Wearhouse, Inc. (The)                   18,400       300
Shoe Carnival, Inc. (b)                       60,000       707
                                                       -------
                                                         1,007
                                                       -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Jones Apparel Group, Inc.                     24,800       341
                                                       -------

AUTO PARTS & EQUIPMENT--2.0%
ArvinMeritor, Inc.                            35,500       443
TRW Automotive Holdings
  Corp. (b)                                   43,800       809
                                                       -------
                                                         1,252
                                                       -------

AUTOMOBILE MANUFACTURERS--1.1%
Thor Industries, Inc.                         32,400       689
                                                       -------

AUTOMOTIVE RETAIL--0.8%
Sonic Automotive, Inc. Class A                37,850       488
                                                       -------

BUILDING PRODUCTS--0.4%
Quanex Building Products Corp.                18,000       267
                                                       -------

COMMODITY CHEMICALS--0.7%
Westlake Chemical Corp.                       30,800       458
                                                       -------

COMMUNICATIONS EQUIPMENT--1.5%
CommScope, Inc. (b)                           18,200       960
                                                       -------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--3.5%
Accuride Corp. (b)                           115,775       492
Commercial Vehicle
  Group, Inc. (b)                             74,100       693
NACCO Industries, Inc.
  Class A                                      5,600       416
Terex Corp. (b)                               10,800       555
                                                       -------
                                                         2,156
                                                       -------

DEPARTMENT STORES--0.3%
Dillard's, Inc. Class A                       13,200       153
                                                       -------

DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.4%
Angelica Corp.                                11,975       255
                                                       -------

ELECTRIC UTILITIES--1.3%
Northeast Utilities                           30,850       788
                                                       -------

ELECTRICAL COMPONENTS & EQUIPMENT--2.7%
Acuity Brands, Inc.                           11,900       572
EnerSys (b)                                   13,700       469
Regal-Beloit Corp.                            14,600       617
                                                       -------
                                                         1,658
                                                       -------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.0%
Vishay Intertechnology, Inc. (b)              71,000       630
                                                       -------

ELECTRONIC MANUFACTURING SERVICES--1.4%
CTS Corp.                                     74,800       752
Sanmina-SCI Corp. (b)                         85,500       109
                                                       -------
                                                           861
                                                       -------

FOOD RETAIL--1.9%
Ruddick Corp.                                 34,700     1,191
                                                       -------

GAS UTILITIES--1.2%
Atmos Energy Corp.                            27,300       753
                                                       -------

HEALTH CARE EQUIPMENT--2.8%
CONMED Corp. (b)                              31,200       828
Datascope Corp.                               19,500       917
                                                       -------
                                                         1,745
                                                       -------

HEALTH CARE FACILITIES--2.2%
LifePoint Hospitals, Inc. (b)                 20,000       566
Skilled Healthcare Group, Inc.
   Class A (b)                                19,800       266
Universal Health Services,
   Inc. Class B                                8,600       543
                                                       -------
                                                         1,375
                                                       -------

HEALTH CARE SERVICES--1.8%
Apria Healthcare Group,
   Inc. (b)                                   15,800       306
Gentiva Health Services, Inc. (b)             41,000       781
                                                       -------
                                                         1,087
                                                       -------

HOME FURNISHINGS--0.7%
Furniture Brands International,
   Inc.                                       30,900       413
                                                       -------

HOMEBUILDING--0.3%
KB Home                                       10,200       173
                                                       -------

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.2%
Kelly Services, Inc. Class A                  38,700       748
                                                       -------

INDUSTRIAL MACHINERY--6.0%
Briggs & Stratton Corp.                       34,400       436
Columbus McKinnon
   Corp. (b)                                  44,700     1,076
Hurco Cos., Inc. (b)                           5,000       154
Kennametal, Inc.                              28,200       918
Lydall, Inc. (b)                              35,900       451
Mueller Industries, Inc.                      22,200       715
                                                       -------
                                                         3,750
                                                       -------

LEISURE PRODUCTS--1.6%
Brunswick Corp.                               46,700       495
Callaway Golf Co.                             28,100       332
Steinway Musical
   Instruments, Inc. (b)                       7,200       190
                                                       -------
                                                         1,017
                                                       -------

LIFE & HEALTH INSURANCE--1.3%
StanCorp Financial Group, Inc.                17,700       831
                                                       -------

LIFE SCIENCES TOOLS & SERVICES--1.6%
PerkinElmer, Inc.                             35,300       983
                                                       -------

MANAGED HEALTH CARE--2.0%
AMERIGROUP Corp. (b)                          26,100       543
Molina Healthcare, Inc. (b)                   29,600       720
                                                       -------
                                                         1,263
                                                       -------

METAL & GLASS CONTAINERS--2.7%
AptarGroup, Inc.                              12,600       528
Myers Industries, Inc.                        35,900       293
Silgan Holdings, Inc.                         16,700       847
                                                       -------
                                                         1,668
                                                       -------

MULTI-LINE INSURANCE--0.4%
American National Insurance
   Co.                                         2,700       265
                                                       -------

MULTI-UTILITIES--0.5%
Puget Energy, Inc.                            13,600       326
                                                       -------

OFFICE REITS--1.1%
Digital Realty Trust, Inc.                    17,100       700
                                                       -------

OFFICE SERVICES & SUPPLIES--1.4%
IKON Office Solutions, Inc.                   75,800       855
                                                       -------

OIL & GAS EQUIPMENT & SERVICES--2.9%
Bristow Group, Inc. (b)                        5,400       267
Exterran Holdings, Inc. (b)                    2,500       179
Oil States International, Inc. (b)            21,600     1,370
                                                       -------
                                                         1,816
                                                       -------

PACKAGED FOODS & MEATS--2.7%
Del Monte Foods Co.                           84,800       602
Sanderson Farms, Inc.                         11,000       380
Smithfield Foods, Inc. (b)                    33,761       671
                                                       -------
                                                         1,653
                                                       -------

PAPER PRODUCTS--0.6%
Schweitzer-Mauduit International,
   Inc.                                       20,125       339
                                                       -------

PHARMACEUTICALS--0.5%
Par Pharmaceutical Cos., Inc. (b)             20,100       326
                                                       -------

PROPERTY & CASUALTY INSURANCE--1.9%
American Physicians Capital,
   Inc.                                       18,000       872
Harleysville Group, Inc.                       8,600       291
                                                       -------
                                                         1,163
                                                       -------

                       See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                           SHARES      VALUE
                                           -------   --------
REGIONAL BANKS--5.1%
AmericanWest Bancorp                        10,500   $     24
Banner Corp.                                 8,879         79
Central Pacific Financial Corp.             33,900        361
Community Bank System, Inc.                 17,600        363
South Financial Group, Inc.
   (The)                                    63,700        250
Susquehanna Bancshares,
   Inc.                                     33,900        464
Trustmark Corp.                             39,600        699
Webster Financial Corp.                     30,500        567
Whitney Holding Corp.                       20,600        377
                                                     --------
                                                        3,184
                                                     --------

REINSURANCE--2.2%
PartnerRe Ltd.                               2,900        200
Platinum Underwriters
   Holdings Ltd.                            36,600      1,194
                                                     --------
                                                        1,394
                                                     --------

RESIDENTIAL REITS--0.9%
Mid-America Apartment
   Communities, Inc.                        11,100        567
                                                     --------

RETAIL REITS--1.2%
Tanger Factory Outlet Centers               10,300        370
Taubman Centers, Inc.                        7,600        370
                                                     --------
                                                          740
                                                     --------

SEMICONDUCTOR EQUIPMENT--0.9%
Amkor Technology, Inc. (b)                  50,500        526
                                                     --------

SEMICONDUCTORS--0.9%
Spansion, Inc. Class A (b)                  44,400        100
Zoran Corp. (b)                             37,600        440
                                                     --------
                                                          540
                                                     --------

SPECIALIZED REITS--0.7%
Ashford Hospitality Trust, Inc.             38,000        176
Strategic Hotels & Resorts, Inc.            13,900        130
Sunstone Hotel Investors, Inc.               8,100        134
                                                     --------
                                                          440
                                                     --------

SPECIALTY CHEMICALS--5.4%
Arch Chemicals, Inc.                         5,200        172
Chemtura Corp.                              32,300        189
Cytec Industries, Inc.                      18,000        982
PolyOne Corp. (b)                          128,400        895
Rockwood Holdings, Inc. (b)                 32,900      1,145
                                                     --------
                                                        3,383
                                                     --------

SPECIALTY STORES--0.8%
Jo-Ann Stores, Inc. (b)                     22,600        520
                                                     --------

STEEL--2.6%
Commercial Metals Co.                       32,300      1,218
Steel Dynamics, Inc.                        10,000        390
                                                     --------
                                                        1,608
                                                     --------

TECHNOLOGY DISTRIBUTORS--2.8%
Insight Enterprises, Inc. (b)               43,800        514
PC Connection, Inc. (b)                     67,200        626
Tech Data Corp. (b)                         17,900        606
                                                     --------
                                                        1,746
                                                     --------

THRIFTS & MORTGAGE FINANCE--3.0%
Astoria Financial Corp.                     30,250        607
First Niagara Financial Group,
   Inc.                                     29,600        381
Provident Financial Services,
   Inc.                                     63,300        887
                                                     --------
                                                        1,875
                                                     --------

TOBACCO--1.1%
Universal Corp.                             15,500        701
                                                     --------

TRADING COMPANIES & DISTRIBUTORS--3.5%
GATX Corp.                                  20,700        918
Kaman Corp.                                 29,100        662
Rush Enterprises, Inc.
   Class A (b)                              47,100        566
                                                     --------
                                                        2,146
                                                     --------

TRUCKING--3.4%
Arkansas Best Corp.                         14,000        513
Avis Budget Group, Inc. (b)                 36,100        302
Con-Way, Inc.                               11,500        544
Dollar Thrifty Automotive
   Group, Inc. (b)                          15,200        144
Werner Enterprises, Inc.                    34,200        635
                                                     --------
                                                        2,138
                                                     --------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $ 65,845)                             58,610
                                                     --------

FOREIGN COMMON STOCKS (c)--5.3%

COMMODITY CHEMICALS--0.8%
Methanex Corp. (United States)              17,800        499
                                                     --------

PROPERTY & CASUALTY INSURANCE--1.6%
Aspen Insurance Holdings Ltd.
   (Bermuda)                                40,700        963
                                                     --------

REINSURANCE--2.1%
Arch Capital Group Ltd.
   (United States) (b)                      20,000      1,327
                                                     --------

SPECIALIZED CONSUMER SERVICES--0.8%
Steiner Leisure Ltd.
   (United States) (b)                      18,100        513
                                                     --------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,193)                                3,302
                                                     --------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $69,038)                              61,912
                                                     --------
SHORT-TERM INVESTMENTS--0.3%

MONEY MARKET MUTUAL FUNDS--0.3%
SSgA Money Market Fund
   (2.260% seven-day
   effective yield)                        165,023        165
                                                     --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $165)                                    165
                                                     --------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $69,203)                              62,077 (a)

Other assets and liabilities, net--0.2%                   139
                                                     --------
NET ASSETS--100.0%                                   $ 62,216
                                                     ========

ABBREVIATIONS:

REIT     Real Estate Investment Trust

FOOTNOTE LEGEND:


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,778 and gross depreciation of $15,936 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $69,235.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                              SHARES     VALUE
                                              -------   -------
DOMESTIC COMMON STOCKS--90.1%

AIRLINES--0.9%
Southwest Airlines Co.                         45,000   $   587
                                                        -------

ALUMINUM--0.4%
Alcoa, Inc.                                     7,100       253
                                                        -------

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Bank of New York Mellon Corp.
(The)                                          34,245     1,296
                                                        -------

BROADCASTING & CABLE TV--4.7%
Comcast Corp. Class A                         121,950     2,314
Liberty Media Corp. -
  Entertainment (b)                            28,080       680
                                                        -------
                                                          2,994
                                                        -------

CATALOG RETAIL--0.9%
Liberty Media Corp. -
Interactive Class A (b)                        40,975       605
                                                        -------

COMPUTER HARDWARE--3.5%
Dell, Inc. (b)                                 37,200       814
Hewlett-Packard Co.                            10,700       473
International Business
  Machines Corp.                                8,200       972
                                                        -------
                                                          2,259
                                                        -------

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Computer Sciences Corp. (b)                     6,900       323
Western Union Co. (The)                        14,000       346
                                                        -------
                                                            669
                                                        -------
DEPARTMENT STORES--1.2%
Macy's, Inc.                                   18,800       365
Penney (J.C.) Co., Inc.                        11,000       399
                                                        -------
                                                            764
                                                        -------

DIVERSIFIED BANKS--3.8%
U.S. Bancorp                                   16,700       466
Wachovia Corp.                                 67,400     1,047
Wells Fargo & Co.                              39,900       947
                                                        -------
                                                          2,460
                                                        -------

DIVERSIFIED CHEMICALS--1.8%
Du Pont (E.I.) de Nemours &
  Co.                                          26,399     1,132
                                                        -------

DRUG RETAIL--1.1%
CVS Caremark Corp.                             18,400       728
                                                        -------

HEALTH CARE DISTRIBUTORS--1.7%
Cardinal Health, Inc.                          20,800     1,073
                                                        -------

HEALTH CARE EQUIPMENT--0.9%
Boston Scientific Corp. (b)                    46,400       570
                                                        -------

HOME IMPROVEMENT RETAIL--1.1%
Home Depot, Inc. (The)                         13,600       318
Lowe's Cos., Inc.                              17,000       353
                                                        -------
                                                            671
                                                        -------

HOUSEHOLD PRODUCTS--2.4%
Kimberly-Clark Corp.                           17,800     1,064
Procter & Gamble Co. (The)                      7,600       462
                                                        -------
                                                          1,526
                                                        -------

HYPERMARKETS & SUPER CENTERS--4.2%
Wal-Mart Stores, Inc.                          47,600     2,675
                                                        -------

INDUSTRIAL CONGLOMERATES--1.0%
General Electric Co.                           24,400       651
                                                        -------

INTEGRATED TELECOMMUNICATION SERVICES--5.6%
AT&T, Inc.                                     38,100     1,284
Verizon Communications, Inc.                   64,500     2,283
                                                        -------
                                                          3,567
                                                        -------

INTERNET SOFTWARE & SERVICES--0.8%
eBay, Inc. (b)                                 18,600       508
                                                        -------

INVESTMENT BANKING & BROKERAGE--0.8%
Merrill Lynch & Co., Inc.                      17,100       542
                                                        -------

LIFE & HEALTH INSURANCE--2.4%
AFLAC, Inc.                                     4,100       258
MetLife, Inc.                                  13,500       712
Torchmark Corp.                                 9,800       575
                                                        -------
                                                          1,545
                                                        -------

MANAGED HEALTH CARE--0.7%
UnitedHealth Group, Inc.                        8,000       210
WellPoint, Inc. (b)                             5,000       238
                                                        -------
                                                            448
                                                        -------

MOVIES & ENTERTAINMENT--6.8%
News Corp. Class B                             46,700       717
Time Warner, Inc.                             124,800     1,847
Viacom, Inc. Class B (b)                       59,800     1,826
                                                        -------
                                                          4,390
                                                        -------

MULTI-LINE INSURANCE--2.1%
American International Group,
   Inc.                                        15,100       399
Genworth Financial, Inc.
   Class A                                     12,000       214
Hartford Financial Services
   Group, Inc. (The)                           10,900       704
                                                        -------
                                                          1,317
                                                        -------

OTHER DIVERSIFIED FINANCIAL SERVICES--6.2%
Bank of America Corp.                          71,500     1,707
Citigroup, Inc.                                75,900     1,272
JPMorgan Chase & Co.                           29,700     1,019
                                                        -------
                                                          3,998
                                                        -------

PACKAGED FOODS & MEATS--2.8%
Kraft Foods, Inc. Class A                      54,924     1,563
Sara Lee Corp.                                 19,500       239
                                                        -------
                                                          1,802
                                                        -------

PAPER PRODUCTS--4.0%
International Paper Co.                       110,200     2,568
                                                        -------

PHARMACEUTICALS--11.9%
Abbott Laboratories                            17,100       906
Bristol-Myers Squibb Co.                      101,900     2,092
Lilly (Eli) & Co.                              16,400       757
Pfizer, Inc.                                   61,000     1,065
Schering-Plough Corp.                          77,400     1,524
Wyeth                                          26,500     1,271
                                                        -------
                                                          7,615
                                                        -------

PROPERTY & CASUALTY INSURANCE--4.6%
Berkshire Hathaway, Inc.
   Class B (b)                                    100       401
Chubb Corp. (The)                              39,700     1,946
Travelers Cos., Inc. (The)                     14,200       616
                                                        -------
                                                          2,963
                                                        -------

REGIONAL BANKS--1.2%
PNC Financial Services Group,
   Inc. (The)                                  13,500       771
                                                        -------

SEMICONDUCTOR EQUIPMENT--0.5%
KLA-Tencor Corp.                                7,100       289
                                                        -------

SEMICONDUCTORS--0.7%
Intel Corp.                                    21,400       460
                                                        -------

SOFT DRINKS--2.1%
Coca-Cola Co. (The)                            18,300       951
Dr Pepper Snapple Group,
   Inc. (b)                                    19,752       415
                                                        -------
                                                          1,366
                                                        -------

SPECIALTY CHEMICALS--0.9%
Rohm & Haas Co.                                13,000       604
                                                        -------

SYSTEMS SOFTWARE--0.5%
Microsoft Corp.                                12,300       338
                                                        -------

THRIFTS & MORTGAGE FINANCE--0.8%
Fannie Mae                                      6,800       133
Freddie Mac                                    23,600       387
                                                        -------
                                                            520
                                                        -------

TOBACCO--2.1%
Altria Group, Inc.                             19,900       409
Philip Morris International,
   Inc.                                        18,400       909
                                                        -------
                                                          1,318
                                                        -------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $68,283)                                57,842
                                                        -------

                       See Notes to Financial Statements

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                     SHARES    VALUE
                                     ------   -------
FOREIGN COMMON STOCKS (c)--6.7%

COMMUNICATIONS EQUIPMENT--0.7%
Alcatel SA Sponsored ADR
   (France) (b)                      43,300   $   262
Telefonaktiebolaget LM Ericsson
   Sponsored ADR (Sweden)            18,000       187
                                              -------
                                                  449
                                              -------

DIVERSIFIED BANKS--0.1%
Barclays plc Sponsored ADR
   (United Kingdom)                   3,300        76
                                              -------

PACKAGED FOODS & MEATS--4.8%
Cadbury plc (United Kingdom)         28,736     1,446
Unilever N.V. NY Registered
   Shares (United States)            56,800     1,613
                                              -------
                                                3,059
                                              -------

PHARMACEUTICALS--1.1%
GlaxoSmithKline plc Sponsored
   ADR (United Kingdom)              10,100       446
Roche Holding AG Sponsored
   ADR (Switzerland)                  2,700       242
                                              -------
                                                  688
                                              -------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,184)                        4,272
                                              -------

TOTAL LONG TERM INVESTMENTS--96.8%
(IDENTIFIED COST $72,467)                      62,114
                                              -------

                                    PAR
                                   VALUE
                                  --------
SHORT-TERM INVESTMENTS--3.0%

FEDERAL AGENCY SECURITIES(d)--3.0%
FNMA
   2.000% due 7/1/08              $  1,900      1,900
                                             --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,900)                        1,900
                                             --------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $74,367)                      64,014 (a)

Other assets and liabilities, net--0.2%           156
                                             --------
NET ASSETS--100.0%                           $ 64,170
                                             ========

ABBREVIATIONS:

ADR      American Depositary Receipt

FNMA     Fannie Mae or Federal National Mortgage Association

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,390 and gross depreciation of $14,024 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $74,648.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES    VALUE
                                                ------   -------
DOMESTIC COMMON STOCKS--97.3%

ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The) (b)        4,018   $    35
Omnicom Group, Inc.                              2,724       122
                                                         -------
                                                             157
                                                         -------

AEROSPACE & DEFENSE--2.6%
Boeing Co. (The)                                 6,787       446
General Dynamics Corp.                           3,387       285
Goodrich Corp.                                   1,064        50
Honeywell International, Inc.                    6,315       318
L-3 Communications Holdings, Inc.                1,047        95
Lockheed Martin Corp.                            2,954       291
Northrop Grumman Corp.                           2,911       195
Precision Castparts Corp.                        1,184       114
Raytheon Co.                                     3,601       203
Rockwell Collins, Inc.                           1,371        66
United Technologies Corp.                        8,744       540
                                                         -------
                                                           2,603
                                                         -------

AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co.                       5,482       185
                                                         -------

AIR FREIGHT & LOGISTICS--0.9%
Expeditors International of Washington, Inc.     1,813        78
FedEx Corp.                                      2,639       208
Robinson (C.H.) Worldwide, Inc.                  1,456        80
United Parcel Service, Inc. Class B              9,172       564
                                                         -------
                                                             930
                                                         -------

AIRLINES--0.1%
Southwest Airlines Co.                           6,231        81
                                                         -------

ALUMINUM--0.3%
Alcoa, Inc.                                      6,937       247
                                                         -------

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co., Class A                   741        46
Gap, Inc. (The)                                  4,845        81
Limited Brands, Inc.                             2,893        49
TJX Cos., Inc. (The)                             3,618       114
                                                         -------
                                                             290
                                                         -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc.(b)                                   2,903        84
Jones Apparel Group, Inc.                          741        10
Liz Claiborne, Inc.                                809        11
Polo Ralph Lauren Corp.                            747        47
VF Corp.                                           927        66
                                                         -------
                                                             218
                                                         -------

APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc. (b)                          4,528       179
Autodesk, Inc.(b)                                1,907        65
Citrix Systems, Inc. (b)                         1,567        46
Compuware Corp. (b)                              2,230        21
Intuit, Inc. (b)                                 2,733        75
                                                         -------
                                                             386
                                                         -------

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
American Capital Ltd.                            1,728        41
Ameriprise Financial, Inc.                       1,890        77
Bank of New York Mellon Corp. (The)             10,376       392
Federated Investors, Inc. Class B                  868        30
Franklin Resources, Inc.                         1,381       127
Janus Capital Group, Inc.                        1,387        37
Legg Mason, Inc.                                 1,200        52
Northern Trust Corp.                             1,872       128
State Street Corp.                               3,634       233
T. Rowe Price Group, Inc.                        2,213       125
                                                         -------
                                                           1,242
                                                         -------

AUTO PARTS & EQUIPMENT--0.1%
Johnson Controls, Inc.                           5,048       145
                                                         -------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. (b)                              19,082        92
General Motors Corp.                             4,818        55
                                                         -------
                                                             147
                                                         -------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc. (b)                             1,523        15
AutoZone, Inc. (b)                                 504        61
                                                         -------
                                                              76
                                                         -------

BIOTECHNOLOGY--1.5%
Amgen, Inc. (b)                                  9,837       464
Biogen Idec, Inc. (b)                            2,494       139
Celgene Corp. (b)                                3,710       237
Genzyme Corp. (b)                                2,273       164
Gilead Sciences, Inc. (b)                        8,344       442
                                                         -------
                                                           1,446
                                                         -------

BREWERS--0.4%
Anheuser-Busch Cos., Inc.                        6,068       377
Molson Coors Brewing Co. Class B                 1,224        66
                                                         -------
                                                             443
                                                         -------

BROADCASTING & CABLE TV--1.0%
CBS Corp. Class B                                5,797       113
Clear Channel Communications, Inc.               4,239       149
Comcast Corp. Class A                           26,681       506
DIRECTV Group, Inc. (The) (b)                    6,783       176
Scripps (E.W.) Co. (The) Class A                 1,139        47
                                                         -------
                                                             991
                                                         -------

BUILDING PRODUCTS--0.1%
Masco Corp.                                      3,082        48
                                                         -------

CASINOS & GAMING--0.1%
International Game Technology                    2,639        66
                                                         -------

COAL & CONSUMABLE FUELS--0.4%
Consol Energy, Inc.                              1,558       175
Massey Energy Co.                                  680        64
Peabody Energy Corp.                             2,316       204
                                                         -------
                                                             443
                                                         -------

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                      1,805        54
                                                         -------

COMMUNICATIONS EQUIPMENT--2.5%
Ciena Corp. (b)                                    766        18
Cisco Systems, Inc. (b)                         52,271     1,216
Corning, Inc.                                   13,405       309
JDS Uniphase Corp. (b)                           1,958        22
Juniper Networks, Inc. (b)                       4,469        99
Motorola, Inc.                                  19,193       141
QUALCOMM, Inc.                                  14,480       642
Tellabs, Inc. (b)                                3,379        16
                                                         -------
                                                           2,463
                                                         -------

COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                               3,391       134
GameStop Corp. Class A (b)                       1,379        56
RadioShack Corp.                                 1,115        14
                                                         -------
                                                             204
                                                         -------

COMPUTER HARDWARE--4.2%
Apple, Inc. (b)                                  7,797     1,306
Dell, Inc. (b)                                  18,324       401
Hewlett-Packard Co.                             21,566       953
International Business Machines Corp.           12,011     1,424
Sun Microsystems, Inc. (b)                       6,656        72
Teradata Corp. (b)                               1,532        35
                                                         -------
                                                           4,191
                                                         -------

COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp. (b)                                   17,593       258
Lexmark International, Inc. Class A (b)            809        27
NetApp, Inc. (b)                                 2,928        63
QLogic Corp. (b)                                 1,132        17
SanDisk Corp. (b)                                1,915        36
                                                         -------
                                                             401
                                                         -------

CONSTRUCTION & ENGINEERING--0.2%
Fluor Corp.                                        758       141
Jacobs Engineering Group, Inc. (b)               1,039        84
                                                         -------
                                                             225
                                                         -------

CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS -- 1.0%
Caterpillar, Inc.                                5,574       411
Cummins, Inc.                                    1,728       113
Deere & Co.                                      3,668       265
Manitowoc Co., Inc. (The)                        1,107        36
PACCAR, Inc.                                     3,107       130

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES    VALUE
                                                ------   -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
--CONTINUED
Terex Corp. (b)                                    852   $    44
                                                         -------
                                                             999
                                                         -------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                               928        55
                                                         -------

CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.              494        20
                                                         -------

CONSUMER FINANCE--0.7%
American Express Co.                            10,508       396
Capital One Financial Corp.                      3,192       121
Discover Financial Services                      4,077        54
SLM Corp. (b)                                    3,975        77
                                                         -------
                                                             648
                                                         -------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Affiliated Computer Services, Inc. Class A (b)     818        44
Automatic Data Processing, Inc.                  4,409       185
Computer Sciences Corp. (b)                      1,286        60
Convergys Corp. (b)                              1,056        16
Electronic Data Systems Corp.                    4,282       105
Fidelity National Information Services, Inc.     1,659        61
Fiserv, Inc.(b)                                  1,396        63
Paychex, Inc.                                    3,063        96
Total System Services, Inc.                      1,686        37
Western Union Co. (The)                          6,299       156
                                                         -------
                                                             823
                                                         -------

DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A                            638         7
Kohl's Corp. (b)                                 2,613       105
Macy's, Inc.                                     3,575        69
Nordstrom, Inc.                                  1,846        56
Penney (J.C.) Co., Inc.                          1,890        69
Sears Holdings Corp. (b)                           810        60
                                                         -------
                                                             366
                                                         -------

DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                         931        70
Constellation Brands, Inc. Class A (b)           1,846        37
                                                         -------
                                                             107
                                                         -------

DISTRIBUTORS--0.1%
Genuine Parts Co.                                1,396        55
                                                         -------

DIVERSIFIED BANKS--1.5%
Comerica, Inc.                                   1,277        33
U.S. Bancorp                                    15,733       439
Wachovia Corp.                                  18,196       282
Wells Fargo & Co.                               28,880       686
                                                         -------
                                                           1,440
                                                         -------

DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                      536        26
Dow Chemical Co. (The)                           7,915       276
Du Pont (E.I.) de Nemours & Co.                  7,668       329
Eastman Chemical Co.                               647        45
Hercules, Inc.                                     962        16
PPG Industries, Inc.                             1,396        80
                                                         -------
                                                             772
                                                         -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.1%
Cintas Corp.                                     1,310        35
Equifax, Inc.                                    1,107        37
                                                         -------
                                                              72
                                                         -------

DIVERSIFIED METALS & MINING--0.0%
Titanium Metals Corp.                            1,540        22
                                                         -------

DIVERSIFIED REITS--0.1%
Vornado Realty Trust                             1,310       115
                                                         -------

DRUG RETAIL--0.8%
CVS Caremark Corp.                              12,871       509
Walgreen Co.                                     8,425       274
                                                         -------
                                                             783
                                                         -------

EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A (b)                   1,429        63
                                                         -------

ELECTRIC UTILITIES--2.3%
Allegheny Energy, Inc.                           1,430        72
American Electric Power Co., Inc.                3,422       138
Duke Energy Corp.                               10,767       187
Edison International                             2,775       142
Entergy Corp.                                    1,635       197
Exelon Corp.                                     5,905       531
FirstEnergy Corp.                                2,596       214
FPL Group, Inc.                                  3,473       228
Pepco Holdings, Inc.                             1,711        44
Pinnacle West Capital Corp.                        860        26
PPL Corp.                                        3,175       166
Progress Energy, Inc.                            2,222        93
Southern Co. (The)                               6,527       228
                                                         -------
                                                           2,266
                                                         -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Cooper Industries Ltd. Class A                   1,481        58
Emerson Electric Co.                             6,648       329
Rockwell Automation, Inc.                        1,252        55
                                                         -------
                                                             442
                                                         -------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc. (b)                   3,064       109
                                                         -------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.                              1,779        29
Molex, Inc.                                      1,514        37
Tyco Electronics Ltd.                            4,069       146
                                                         -------
                                                             212
                                                         -------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc. (b)                3,676        46
Waste Management, Inc.                           4,179       158
                                                         -------
                                                             204
                                                         -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
Monsanto Co.                                     4,915       621
                                                         -------

FOOD DISTRIBUTORS--0.1%
SYSCO Corp.                                      5,116       141
                                                         -------

FOOD RETAIL--0.4%
Kroger Co. (The)                                 5,635       163
Safeway, Inc.                                    3,728       106
SUPERVALU, Inc.                                  1,805        56
Whole Foods Market, Inc.                         1,192        28
                                                         -------
                                                             353
                                                         -------

FOOTWEAR--0.2%
NIKE, Inc. Class B                               3,565       213
                                                         -------

FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                 1,796        92
                                                         -------

GAS UTILITIES--0.1%
Nicor, Inc.                                        383        16
Questar Corp.                                    1,473       105
                                                         -------
                                                             121
                                                         -------

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc. (b)                                 698        22
Family Dollar Stores, Inc.                       1,192        23
Target Corp.                                     6,622       308
                                                         -------
                                                             353
                                                         -------

GOLD--0.2%
Newmont Mining Corp.                             3,865       202
                                                         -------

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                          1,371        55
Cardinal Health, Inc.                            3,039       157
McKesson Corp.                                   2,358       132
Patterson Cos., Inc. (b)                         1,098        32
                                                         -------
                                                             376
                                                         -------

HEALTH CARE EQUIPMENT--2.1%
Bard (C.R.), Inc.                                  843        74
Baxter International, Inc.                       5,337       341
Becton, Dickinson & Co.                          2,077       169
Boston Scientific Corp. (b)                     12,732       157
Covidien Ltd.                                    4,256       204
Hospira, Inc. (b)                                1,354        54
Intuitive Surgical, Inc. (b)                       332        89
Medtronic, Inc.                                 10,108       523
St. Jude Medical, Inc. (b)                       2,886       118
Stryker Corp.                                    2,113       133
Varian Medical Systems, Inc. (b)                 1,073        56
Zimmer Holdings, Inc. (b)                        1,967       134
                                                         -------
                                                           2,052
                                                         -------

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES    VALUE
                                                ------   -------
HEALTH CARE FACILITIES--0.0%
Tenet Healthcare Corp. (b)                       4,077   $    23
                                                         -------

HEALTH CARE SERVICES--0.5%
Express Scripts, Inc. (b)                        2,137       134
Laboratory Corp. of America Holdings (b)           945        66
Medco Health Solutions, Inc. (b)                 4,316       204
Quest Diagnostics, Inc.                          1,659        80
                                                         -------
                                                             484
                                                         -------

HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                 1,541        36
                                                         -------

HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc. (b)                        2,707       120
                                                         -------

HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                            1,413        24
                                                         -------

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The)                          14,444       338
Lowe's Cos., Inc.                               12,461       259
Sherwin-Williams Co. (The)                       1,012        46
                                                         -------
                                                             643
                                                         -------

HOMEBUILDING--0.1%
Centex Corp.                                     1,047        14
Horton (D.R.), Inc.                              2,689        29
KB Home                                            765        13
Lennar Corp. Class A                             1,370        17
Pulte Homes, Inc.                                2,187        21
                                                         -------
                                                              94
                                                         -------

HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc. (b)                      2,205        62
                                                         -------

HOTELS, RESORTS & CRUISE LINES--0.3%
Carnival Corp.                                   4,258       140
Marriott International, Inc. Class A             3,012        79
Starwood Hotels & Resorts Worldwide, Inc.        1,592        64
Wyndham Worldwide Corp.                          1,507        27
                                                         -------
                                                             310
                                                         -------

HOUSEHOLD APPLIANCES--0.1%
Black & Decker Corp. (The)                         520        30
Snap-On, Inc.                                      494        26
Stanley Works (The)                                664        30
Whirlpool Corp.                                    639        39
                                                         -------
                                                             125
                                                         -------

HOUSEHOLD PRODUCTS--2.2%
Clorox Co. (The)                                 1,175        61
Colgate-Palmolive Co.                            4,324       299
Kimberly-Clark Corp.                             3,558       213
Procter & Gamble Co. (The)                      26,697     1,623
                                                         -------
                                                           2,196
                                                         -------

HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                             1,311        82
Newell Rubbermaid, Inc.                          2,358        39
                                                         -------
                                                             121
                                                         -------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc.(b)                       1,056        22
Robert Half International, Inc.                  1,354        32
                                                         -------
                                                              54
                                                         -------

HYPERMARKETS & SUPER CENTERS--1.4%
Costco Wholesale Corp.                           3,686       259
Wal-Mart Stores, Inc.                           20,605     1,158
                                                         -------
                                                           1,417
                                                         -------

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS--0.3%
AES Corp. (The) (b)                              5,720       110
Constellation Energy Group, Inc.                 1,515       124
Dynegy, Inc. Class A (b)                         6,072        52
                                                         -------
                                                             286
                                                         -------

INDUSTRIAL CONGLOMERATES--3.1%
3M Co.                                           6,368       443
General Electric Co. (d)                        87,160     2,326
Textron, Inc.                                    2,120       102
Tyco International Ltd.                          4,103       164
                                                         -------
                                                           3,035
                                                         -------

INDUSTRIAL GASES--0.4%
Air Products & Chemicals, Inc.                   1,796       178
Praxair, Inc.                                    2,664       251
                                                         -------
                                                             429
                                                         -------

INDUSTRIAL MACHINERY--0.9%
Danaher Corp.                                    2,421       187
Dover Corp.                                      1,609        78
Eaton Corp.                                      1,404       119
Illinois Tool Works, Inc.                        3,788       180
Ingersoll-Rand Co., Ltd. Class A                 2,706       101
ITT Corp.                                        1,550        98
Pall Corp.                                       1,022        41
Parker Hannifin Corp.                            1,430       102
                                                         -------
                                                             906
                                                         -------

INDUSTRIAL REITS--0.1%
ProLogis                                         2,230       121
                                                         -------

INSURANCE BROKERS--0.2%
AON Corp.                                        2,545       117
Marsh & McLennan Cos., Inc.                      4,358       116
                                                         -------
                                                             233
                                                         -------

INTEGRATED OIL & GAS--8.7%
Chevron Corp.                                   18,087     1,793
ConocoPhillips                                  13,647     1,288
Exxon Mobil Corp.                               46,373     4,087
Hess Corp.                                       2,575       325
Marathon Oil Corp.                               6,025       312
Murphy Oil Corp.                                 1,618       159
Occidental Petroleum Corp.                       7,177       645
                                                         -------
                                                           8,609
                                                         -------

INTEGRATED TELECOMMUNICATION SERVICES--2.9%
AT&T, Inc.                                      51,951     1,750
CenturyTel, Inc.                                   894        32
Citizens Communications Co.                      2,758        31
Embarq Corp.                                     1,260        60
Qwest Communications International, Inc.        14,885        58
Verizon Communications, Inc.                    25,355       898
Windstream Corp.                                 3,805        47
                                                         -------
                                                           2,876
                                                         -------

INTERNET RETAIL--0.3%
Amazon.com, Inc. (b)                             2,896       212
Expedia, Inc. (b)                                2,434        45
IAC/InterActiveCorp. (b)                         2,344        45
                                                         -------
                                                             302
                                                         -------

INTERNET SOFTWARE & SERVICES--1.7%
Akamai Technologies, Inc. (b)                    1,430        50
eBay, Inc.(b)                                    9,667       264
Google, Inc. Class A (b)                         2,061     1,085
VeriSign, Inc. (b)                               1,659        63
Yahoo!, Inc. (b)                                11,711       242
                                                         -------
                                                           1,704
                                                         -------

INVESTMENT BANKING & BROKERAGE--1.5%
Charles Schwab Corp. (The)                       8,121       167
E*TRADE Financial Corp. (b)                      4,025        13
Goldman Sachs Group, Inc. (The)                  3,531       617
Lehman Brothers Holdings, Inc.                   5,932       117
Merrill Lynch & Co., Inc.                        8,383       266
Morgan Stanley                                   9,422       340
                                                         -------
                                                           1,520
                                                         -------

IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp.
  Class A (b)                                    2,460        80
Unisys Corp. (b)                                 3,030        12
                                                         -------
                                                              92
                                                         -------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                     1,184        42
Mattel, Inc.                                     3,082        53
                                                         -------
                                                              95
                                                         -------

LIFE & HEALTH INSURANCE--1.1%
AFLAC, Inc.                                      4,043       254
Lincoln National Corp.                           2,205       100
MetLife, Inc.                                    6,043       319
Principal Financial Group, Inc.                  2,205        92
Prudential Financial, Inc.                       3,711       222
Torchmark Corp.                                    766        45
Unum Group                                       2,945        60
                                                         -------
                                                           1,092
                                                         -------

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES    VALUE
                                                ------   -------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Applera Corp. - Applied Biosystems Group         1,439   $    48
Millipore Corp. (b)                                469        32
PerkinElmer, Inc.                                1,005        28
Thermo Fisher Scientific, Inc. (b)               3,558       198
Waters Corp. (b)                                   852        55
                                                         -------
                                                             361
                                                         -------

MANAGED HEALTH CARE--0.8%
Aetna, Inc.                                      4,128       167
CIGNA Corp.                                      2,392        85
Coventry Health Care, Inc. (b)                   1,294        39
Humana, Inc.(b)                                  1,439        57
UnitedHealth Group, Inc.                        10,461       275
WellPoint, Inc. (b)                              4,477       214
                                                         -------
                                                             837
                                                         -------

METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                         835        40
Pactiv Corp. (b)                                 1,115        24
                                                         -------
                                                              64
                                                         -------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                            2,018        73
                                                         -------

MOVIES & ENTERTAINMENT--1.5%
News Corp. Class A                              20,139       303
Time Warner, Inc.                               32,296       478
Viacom, Inc. Class B (b)                         5,388       164
Walt Disney Co. (The)                           16,660       520
                                                         -------
                                                           1,465
                                                         -------

MULTI-LINE INSURANCE--1.1%
American International Group, Inc.              24,035       636
Assurant, Inc.                                   1,004        66
Genworth Financial, Inc. Class A                 3,686        66
Hartford Financial Services Group, Inc. (The)    2,681       173
Loews Corp.                                      3,476       163
                                                         -------
                                                           1,104
                                                         -------

MULTI-SECTOR HOLDINGS--0.1%
Leucadia National Corp.                          1,880        88
                                                         -------

MULTI-UTILITIES--1.2%
Ameren Corp.                                     1,779        75
CenterPoint Energy, Inc.                         2,792        45
CMS Energy Corp.                                 1,915        28
Consolidated Edison, Inc.                        2,324        91
Dominion Resources, Inc.                         4,920       234
DTE Energy Co.                                   1,388        59
Integrys Energy Group, Inc.                        647        33
NiSource, Inc.                                   2,333        42
PG&E Corp.                                       3,039       121
Public Service Enterprise Group, Inc.            4,333       199
Sempra Energy                                    2,128       120
TECO Energy, Inc.                                1,796        38
Xcel Energy, Inc.                                3,669        74
                                                         -------
                                                           1,159
                                                         -------

OFFICE ELECTRONICS--0.1%
Xerox Corp.                                      7,652       104
                                                         -------

OFFICE REITS--0.1%
Boston Properties, Inc.                          1,022        92
                                                         -------

OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                               903        40
Pitney Bowes, Inc.                               1,771        60
                                                         -------
                                                             100
                                                         -------

OIL & GAS DRILLING--0.8%
ENSCO International, Inc.                        1,226        99
Nabors Industries Ltd. (b)                       2,401       118
Noble Corp.                                      2,290       149
Rowan Cos., Inc.                                   962        45
Transocean, Inc. (b)                             2,789       425
                                                         -------
                                                             836
                                                         -------

OIL & GAS EQUIPMENT & SERVICES--1.6%
Baker Hughes, Inc.                               2,622       229
BJ Services Co.                                  2,503        80
Cameron International Corp. (b)                  1,847       102
Halliburton Co.                                  7,422       394
National Oilwell Varco, Inc. (b)                 3,532       314
Smith International, Inc.                        1,711       142
Weatherford International Ltd. (b)               5,788       287
                                                         -------
                                                           1,548
                                                         -------

OIL & GAS EXPLORATION & PRODUCTION--2.5%
Anadarko Petroleum Corp.                         3,984       298
Apache Corp.                                     2,843       395
Cabot Oil & Gas Corp.                              834        57
Chesapeake Energy Corp.                          4,206       277
Devon Energy Corp.                               4,030       484
EOG Resources, Inc.                              2,111       277
Noble Energy, Inc.                               1,464       147
Range Resources Corp.                            1,320        87
Southwestern Energy Co. (b)                      2,911       139
XTO Energy, Inc.                                 4,349       298
                                                         -------
                                                           2,459
                                                         -------

OIL & GAS REFINING & MARKETING--0.3%
Sunoco, Inc.                                       996        41
Tesoro Corp.                                     1,175        23
Valero Energy Corp.                              4,503       185
                                                         -------
                                                             249
                                                         -------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
El Paso Corp.                                    5,975       130
Spectra Energy Corp.                             5,388       155
Williams Cos., Inc. (The)                        4,971       200
                                                         -------
                                                             485
                                                         -------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.8%
Bank of America Corp.                           39,529       943
Citigroup, Inc.                                 48,437       812
JPMorgan Chase & Co.                            30,600     1,050
                                                         -------
                                                           2,805
                                                         -------

PACKAGED FOODS & MEATS--1.4%
Campbell Soup Co.                                1,885        63
ConAgra Foods, Inc.                              4,154        80
Dean Foods Co. (b)                               1,294        26
General Mills, Inc.                              2,852       173
Heinz (H.J.) Co.                                 2,681       128
Hershey Co. (The)                                1,932        63
Kellogg Co.                                      2,522       121
Kraft Foods, Inc. Class A                       12,903       367
McCormick & Co., Inc.                            1,090        39
Sara Lee Corp.                                   6,009        74
Tyson Foods, Inc. Class A                        3,021        45
Wrigley (Wm.) Jr. Co.                            2,066       161
                                                         -------
                                                           1,340
                                                         -------

PAPER PACKAGING--0.0%
Bemis Co., Inc.                                    852        19
Sealed Air Corp.                                 1,362        26
                                                         -------
                                                              45
                                                         -------

PAPER PRODUCTS--0.1%
International Paper Co.                          3,643        85
MeadWestvaco Corp.                               1,481        35
                                                         -------
                                                             120
                                                         -------

PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                              3,635       131
Estee Lauder Cos., Inc. (The) Class A            1,319        61
                                                         -------
                                                             192
                                                         -------

PHARMACEUTICALS--6.1%
Abbott Laboratories                             13,496       715
Allergan, Inc.                                   2,622       137
Barr Pharmaceuticals, Inc. (b)                     920        41
Bristol-Myers Squibb Co.                        16,852       346
Forest Laboratories, Inc. (b)                    2,596        90
Johnson & Johnson                               24,644     1,586
King Pharmaceuticals, Inc. (b)                   2,103        22
Lilly (Eli) & Co.                                8,650       399
Merck & Co., Inc.                               19,176       723
Mylan, Inc. (b)                                  2,588        31
Pfizer, Inc.                                    60,013     1,048
Schering-Plough Corp.                           13,797       272
Watson Pharmaceuticals, Inc. (b)                   886        24
Wyeth                                           11,982       575
                                                         -------
                                                           6,009
                                                         -------

PHOTOGRAPHIC PRODUCTS--0.0%
Eastman Kodak Co.                                2,452        35
                                                         -------

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES    VALUE
                                                ------   -------
PROPERTY & CASUALTY INSURANCE--0.8%
Allstate Corp. (The)                             4,690   $   214
Chubb Corp. (The)                                3,107       152
Cincinnati Financial Corp.                       1,388        35
MBIA, Inc.                                       2,025         9
Progressive Corp. (The)                          5,771       108
Safeco Corp.                                       766        52
Travelers Cos., Inc. (The)                       5,150       224
XL Capital Ltd. Class A                          1,524        31
                                                         -------
                                                             825
                                                         -------

PUBLISHING--0.2%
Gannett Co., Inc.                                1,950        42
McGraw-Hill Cos., Inc. (The)                     2,733       110
Meredith Corp.                                     391        11
New York Times Co. (The) Class A                 1,226        19
Washington Post Co. (The) Class B                   76        44
                                                         -------
                                                             226
                                                         -------

RAILROADS--1.0%
Burlington Northern Santa Fe Corp.               2,714       271
CSX Corp.                                        3,447       216
Norfolk Southern Corp.                           3,201       201
Union Pacific Corp.                              4,401       332
                                                         -------
                                                           1,020
                                                         -------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc. Class A (b)         1,719        33
                                                         -------

REGIONAL BANKS--0.7%
BB&T Corp.                                       4,656       106
Fifth Third Bancorp                              4,893        50
First Horizon National Corp.                     1,591        12
Huntington Bancshares, Inc.                      3,116        18
KeyCorp                                          4,136        45
M&T Bank Corp.                                     675        48
Marshall & Ilsley Corp.                          2,205        34
National City Corp.                              6,468        31
PNC Financial Services Group, Inc. (The)         2,945       168
Regions Financial Corp.                          5,916        65
SunTrust Banks, Inc.                             2,996       108
Zions Bancorp                                      920        29
                                                         -------
                                                             714
                                                         -------

RESIDENTIAL REITS--0.2%
Apartment Investment & Management Co. Class A      766        26
AvalonBay Communities, Inc.                        656        59
Equity Residential                               2,307        88
                                                         -------
                                                             173
                                                         -------

RESTAURANTS--0.9%
Darden Restaurants, Inc.                         1,192        38
McDonald's Corp.                                 9,913       557
Starbucks Corp. (b)                              6,197        98
Wendy's International, Inc.                        749        20
Yum! Brands, Inc.                                4,035       142
                                                         -------
                                                             855
                                                         -------

RETAIL REITS--0.4%
Developers Diversified Realty Corp.              1,022        35
General Growth Properties, Inc.                  2,273        80
Kimco Realty Corp.                               2,162        75
Simon Property Group, Inc.                       1,914       172
                                                         -------
                                                             362
                                                         -------

SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                         11,533       220
KLA-Tencor Corp.                                 1,447        59
MEMC Electronic Materials, Inc. (b)              1,941       120
Novellus Systems, Inc. (b)                         852        18
Teradyne, Inc. (b)                               1,464        16
                                                         -------
                                                             433
                                                         -------

SEMICONDUCTORS--2.1%
Advanced Micro Devices, Inc. (b)                 5,167        30
Altera Corp.                                     2,554        53
Analog Devices, Inc.                             2,469        78
Broadcom Corp. Class A (b)                       4,374       119
Intel Corp.                                     50,768     1,091
Linear Technology Corp.                          1,890        62
LSI Corp. (b)                                    5,422        33
Microchip Technology, Inc.                       1,575        48
Micron Technology, Inc. (b)                      6,477        39
National Semiconductor Corp.                     2,068        43
NVIDIA Corp. (b)                                 4,724        88
Texas Instruments, Inc.                         11,260       317
Xilinx, Inc.                                     2,375        60
                                                         -------
                                                           2,061
                                                         -------

SOFT DRINKS--1.9%
Coca-Cola Co. (The)                             17,673       919
Coca-Cola Enterprises, Inc.                      3,377        58
Pepsi Bottling Group, Inc. (The)                 1,708        48
PepsiCo, Inc.                                   14,097       896
                                                         -------
                                                           1,921
                                                         -------

SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                2,767        59
                                                         -------

SPECIALIZED FINANCE--0.5%
CIT Group, Inc.                                  2,408        16
CME Group, Inc.                                    469       180
IntercontinentalExchange, Inc. (b)                 605        69
Moody's Corp.                                    2,085        72
NYSE Euronext                                    2,256       114
                                                         -------
                                                             451
                                                         -------

SPECIALIZED REITS--0.3%
Host Hotels & Resorts, Inc.                      4,443        61
HPC, Inc.                                        2,001        64
Plum Creek Timber Co., Inc.                      1,456        62
Public Storage, Inc.                             1,080        87
                                                         -------
                                                             274
                                                         -------

SPECIALTY CHEMICALS--0.2%
Ecolab, Inc.                                     1,535        66
International Flavors & Fragrances, Inc.           690        27
Rohm & Haas Co.                                  1,421        66
Sigma-Aldrich Corp.                              1,098        59
                                                         -------
                                                             218
                                                         -------

SPECIALTY STORES--0.2%
Office Depot, Inc. (b)                           2,324        25
Staples, Inc.                                    5,975       142
Tiffany & Co.                                    1,073        44
                                                         -------
                                                             211
                                                         -------

STEEL--0.5%
AK Steel Holding Corp.                             307        21
Allegheny Technologies, Inc.                       860        51
Nucor Corp.                                      2,672       199
United States Steel Corp.                        1,005       186
                                                         -------
                                                             457
                                                         -------

SYSTEMS SOFTWARE--3.0%
BMC Software, Inc. (b)                           1,626        59
CA, Inc.                                         3,415        79
Microsoft Corp.                                 70,464     1,938
Novell, Inc. (b)                                 3,013        18
Oracle Corp. (b)                                35,372       743
Symantec Corp. (b)                               7,150       138
                                                         -------
                                                           2,975
                                                         -------

THRIFTS & MORTGAGE FINANCE--0.4%
Fannie Mae                                       9,055       177
Freddie Mac                                      5,507        90
Hudson City Bancorp, Inc.                        4,418        74
MGIC Investment Corp.                            1,064         7
Sovereign Bancorp, Inc.                          5,438        40
Washington Mutual, Inc.                          9,013        44
                                                         -------
                                                             432
                                                         -------

TIRES & RUBBER--0.0%
Goodyear Tire & Rubber Co. (The) (b)             2,052        37
                                                         -------

TOBACCO--1.6%
Altria Group, Inc.                              17,823       366
Lorillard, Inc.(b)                               1,480       102
Philip Morris International, Inc.               18,738       926
Reynolds American, Inc.                          1,824        85
UST, Inc.                                        1,260        69
                                                         -------
                                                           1,548
                                                         -------

TRADING COMPANIES & DISTRIBUTORS--0.1%
Grainger (W.W.), Inc.                              655        54
                                                         -------

TRUCKING--0.0%
Ryder System, Inc.                                 486        33
                                                         -------

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                SHARES    VALUE
                                                ------   -------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
American Tower Corp. Class A (b)                 3,379   $   143
Sprint Nextel Corp.                             24,266       230
                                                         -------
                                                             373
                                                         -------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $80,791)                                 96,103
                                                         -------

FOREIGN COMMON STOCKS (c)--1.6%

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc.
  (United States) (c)                            3,260       382
                                                         -------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Schlumberger Ltd. (Netherlands)                 10,434     1,121
                                                         -------

PROPERTY & CASUALTY INSURANCE--0.1%
ACE Ltd. (United States)                         2,835       156
                                                         -------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $658)                                     1,659
                                                         -------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax
   Refund Rights (b)(e)                          7,900         0
                                                         -------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                           0
                                                         -------

TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $81,449)                                 97,762
                                                         -------

                                                  PAR
                                                 VALUE    VALUE
                                                 -----   -------
SHORT-TERM INVESTMENTS--0.4%

REPURCHASE AGREEMENTS--0.4%
State Bank and Trust Co.
   repurchase agreement
   0.350% dated 6/30/08,
   due 7/1/08 repurchase
   price $354 collateralized
   by U.S. Treasury
   Note 3.875%, 9/15/10
   market value $363                             $ 354   $   354
                                                         -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $354)                                       354
                                                         -------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $81,803)                                 98,116 (a)

Other assets and liabilities, net--0.7%                      670
                                                         -------
NET ASSETS--100.0%                                       $98,786
                                                         =======

At June 30, 2008, the series had entered into futures contracts as follows:

                                                    Value of      Market      Unrealized
                                      Number of    Contracts     Value of    Appreciation
                    Expiration Date   Contracts   When Opened   Contracts   (Depreciation)
                    ---------------   ---------   -----------   ---------   --------------
S&P 500 (R) Index   September-08         15         $ 1,020       $ 961         $ (59)
                                                                            ==============

ABBREVIATIONS:

MBIA   Municipal Bond Insurance Association

REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,366 and gross depreciation of $10,298 for federal income tax purposes. At June 30, 2008, the aggregate cost of securities for federal income tax purposes was $85,048.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

(d)   All or a portion segregated as collateral for futures contracts.

(e) Illiquid and restricted security. Security valued at fair value as determined in accordance with procedures that have been approved by the Fund's Board of Trustees. At June 30, 2008, this security amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2008
                                  (UNAUDITED)

(Reported in thousands except per share amounts)


                                                             CAPITAL GROWTH   GROWTH AND INCOME   MID-CAP GROWTH     MONEY MARKET
                                                                 SERIES             SERIES            SERIES           SERIES
                                                             --------------   -----------------   --------------     ------------
ASSETS
   Investment securities at value (1) .....................   $     334,200   $         127,022   $       70,843       $ 187,217
   Foreign currency at value (2) ..........................              --                  --               --              --
   Cash ...................................................              51                   2                1              10
   Receivables
     Investment securities sold ...........................              --               1,415              297              12
     Fund shares sold .....................................              --                  98               -- (3)         405
     Dividends ............................................             208                 177               23              --
     Interest .............................................              --                  --               -- (3)         579
     Tax reclaims .........................................               9                  --               --              --
   Prepaid expenses .......................................               2                   1               -- (3)          -- (3)
   Other assets ...........................................              33                  13                7              17
                                                             --------------   -----------------   --------------       ---------
        Total assets ......................................         334,503             128,728           71,171         188,240
                                                             --------------   -----------------   --------------       ---------

LIABILITIES
   Payables
     Fund shares repurchased ..............................             310                  20              130              -- (3)
     Investment securities purchased ......................              --               1,414              754              --
     Investment advisory fee ..............................             195                  57               48              60
     Administration fee ...................................              24                  10                5               5
     Service fee ..........................................              17                   6                3               9
     Trustees' fee ........................................               9                   4                2               5
     Professional fee .....................................              18                  17               17              15
     Dividend distributions ...............................              --                  --               --               1
     Other accrued expenses ...............................              45                  24                9              21
   Trustee deferred compensation plan .....................              33                  13                7              17
                                                             --------------   -----------------   --------------       ---------
        Total liabilities .................................             651               1,565              975             133
                                                             --------------   -----------------   --------------       ---------
NET ASSETS ................................................  $      333,852   $         127,163   $       70,196       $ 188,107
                                                             ==============   =================   ==============       =========

NET ASSETS CONSIST OF:

   Capital paid in on shares of beneficial interest .......  $      589,457   $         110,763   $      166,239       $ 188,109
   Accumulated undistributed net investment income (loss) .            (217)                287             (292)             --
   Accumulated undistributed net realized gain (loss) .....        (299,535)                950          (99,964)             (2)
   Net unrealized appreciation (depreciation) .............          44,147              15,163            4,213              --
                                                             --------------   -----------------   --------------       ---------
NET ASSETS ................................................  $      333,852   $         127,163   $       70,196       $ 188,107
                                                             ==============   =================   ==============       =========
   Net asset value and offering price per share ...........  $        15.19   $           12.90   $        14.49       $   10.00
                                                             ==============   =================   ==============       =========
   Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization ...............................          21,979               9,855            4,845          18,811
                                                             ==============   =================   ==============       =========

   (1) Investment securities at cost ......................  $      290,054   $         111,859   $       66,630       $ 187,217
   (2) Foreign currency at cost ...........................              --                  --               --              --
   (3) Amount is less than $500.


                                                             MULTI-SECTOR     MULTI-SECTOR     STRATEGIC      ABERDEEN
                                                             FIXED INCOME   SHORT TERM BOND   ALLOCATION   INTERNATIONAL
                                                                SERIES           SERIES         SERIES         SERIES
                                                             ------------   ---------------   ----------   -------------
ASSETS
   Investment securities at value (1) .....................   $ 223,406         $ 54,440      $  229,283     $ 468,490
   Foreign currency at value (2) ..........................          --               --              --         1,226
   Cash ...................................................         758              170              20             4
   Receivables
     Investment securities sold ...........................       3,412              156           1,367            --
     Fund shares sold .....................................         136                2              --            12
     Dividends ............................................          17               --             181         1,396
     Interest .............................................       3,360              627             841            --
     Tax reclaims .........................................          --               --              --           643
   Prepaid expenses .......................................           1               -- (3)           2             2
   Other assets ...........................................          22                5              22            47
                                                              ---------         --------      ----------     ---------
        Total assets ......................................     231,112           55,400         231,716       471,820
                                                              ---------         --------      ----------     ---------

LIABILITIES
   Payables
     Fund shares repurchased ..............................          58               54             282           176
     Investment securities purchased ......................       4,344            1,224           4,569           512
     Investment advisory fee ..............................          85               12             107           291
     Administration fee ...................................          16                4              17            34
     Service fee ..........................................          11                3              11            23
     Trustees' fee ........................................           7                1               7            14
     Professional fee .....................................          19               18              20            20
     Dividend distributions ...............................          --               --              --            --
     Other accrued expenses ...............................          37               12              37            79
   Trustee deferred compensation plan .....................          22                5              22            47
                                                              ---------         --------      ----------     ---------
        Total liabilities .................................       4,599            1,333           5,072         1,196
                                                              ---------         --------      ----------     ---------
NET ASSETS ................................................   $ 226,513         $ 54,067      $  226,644     $ 470,624
                                                              =========         ========      ==========     =========

NET ASSETS CONSIST OF:

   Capital paid in on shares of beneficial interest .......   $ 257,508         $ 56,461      $  221,577     $ 391,822
   Accumulated undistributed net investment income (loss) .        (148)             269             569         6,997
   Accumulated undistributed net realized gain (loss) .....     (19,661)            (724)            554        10,435
   Net unrealized appreciation (depreciation) .............     (11,186)          (1,939)          3,944        61,370
                                                              ---------         --------      ----------     ---------
NET ASSETS ................................................   $ 226,513         $ 54,067      $  226,644     $ 470,624
                                                              =========         ========      ==========     =========
   Net asset value and offering price per share ...........   $    8.61         $   9.59      $    11.67     $   17.28
                                                              =========         ========      ==========     =========
   Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization ...............................      26,314            5,641      $   19,416        27,239
                                                              =========         ========      ==========     =========

   (1) Investment securities at cost ......................   $ 234,615         $ 56,386         225,341     $ 407,126
   (2) Foreign currency at cost ...........................          --               --              --         1,232
   (3) Amount is less than $500.


                                                                     ALGER             DUFF & PHELPS
                                                             SMALL-CAP GROWTH   REAL ESTATE SECURITIES
                                                                  SERIES                SERIES
                                                             ----------------   ----------------------
ASSETS
   Investment securities at value (1) .....................      $ 43,713             $ 131,885
   Foreign currency at value (2) ..........................            --                    --
   Cash ...................................................            47                     3
   Receivables
     Investment securities sold ...........................           243                    --
     Fund shares sold .....................................             1                    80
     Dividends ............................................             3                   492
     Interest .............................................            --                    --
     Tax reclaims .........................................            --                    --
   Prepaid expenses .......................................            -- (3)                 1
   Other assets ...........................................             4                    14
                                                                 --------             ---------
        Total assets ......................................        44,011               132,475
                                                                 --------             ---------

LIABILITIES
   Payables
     Fund shares repurchased ..............................            15                    49
     Investment securities purchased ......................           276                    --
     Investment advisory fee ..............................            25                    87
     Administration fee ...................................             3                    10
     Service fee ..........................................             2                     7
     Trustees' fee ........................................             1                     4
     Professional fee .....................................            17                    17
     Dividend distributions ...............................            --                    --
     Other accrued expenses ...............................            10                    16
   Trustee deferred compensation plan .....................             4                    14
                                                                 --------             ---------
        Total liabilities .................................           353                   204
                                                                 --------             ---------
NET ASSETS ................................................      $ 43,658             $ 132,271
                                                                 ========             =========

NET ASSETS CONSIST OF:

   Capital paid in on shares of beneficial interest .......      $ 40,476             $  95,337
   Accumulated undistributed net investment income (loss) .          (181)                1,511
   Accumulated undistributed net realized gain (loss) .....        (1,615)                  342
   Net unrealized appreciation (depreciation) .............         4,978                35,081
                                                                 --------             ---------
NET ASSETS ................................................      $ 43,658             $ 132,271
                                                                 ========             =========
   Net asset value and offering price per share ...........      $  14.62             $   25.24
                                                                 ========             =========
   Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization ...............................         2,986                 5,241
                                                                 ========             =========

   (1) Investment securities at cost ......................      $ 38,735             $  96,804
   (2) Foreign currency at cost ...........................            --                    --
   (3) Amount is less than $500.

                        See Notes to Financial Statements

                                    58 and 59

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

(Reported in thousands except per share amounts)

                                                                DYNAMIC ASSET           DYNAMIC ASSET            DYNAMIC ASSET
                                                              ALLOCATION SERIES:      ALLOCATION SERIES:      ALLOCATION SERIES:
                                                              AGGRESSIVE GROWTH             GROWTH                 MODERATE
                                                              ------------------      ------------------      ------------------
ASSETS
   Investment securities at value (1).......................   $          23,156      $           39,655      $           13,012
   Cash.....................................................                  --                     252                     239
   Receivables
     Investment securities sold.............................                 482                      66                     278
     Fund shares sold.......................................                  --                      31                      --
     Dividends..............................................                  --                      --                      --
     Interest...............................................                  --                      --                      -- (2)
     Tax reclaims...........................................                  --                      --                      --
     Variation margin for futures contracts.................                  --                      --                      --
     Prepaid expenses.......................................                  -- (2)                  -- (2)                  -- (2)
   Other assets.............................................                   2                       4                       1
                                                              ------------------      ------------------      ------------------
        Total assets........................................              23,640                  40,008                  13,530
                                                              ==================      ==================      ==================
LIABILITIES
     Cash overdraft.........................................                 202                      --                      --
   Payables
     Fund shares repurchased................................                   9                       9                      11
     Investment securities purchased........................                 178                     187                     108
     Investment advisory fee................................                   4                       8                       5
     Administration fee.....................................                   2                       3                       1
     Service fee............................................                   1                       2                       1
     Trustees' fee..........................................                   1                       1                      -- (2)
     Professional fee.......................................                  12                      12                      12
     Distribution and service fee...........................                   5                       8                       3
     Other accrued expenses.................................                   5                       5                       3
   Trustee deferred compensation plan.......................                   2                       4                       1
                                                              ------------------      ------------------      ------------------
        Total liabilities...................................                 421                     239                     145
                                                              ------------------      ------------------      ------------------
NET ASSETS..................................................  $           23,219      $           39,769      $           13,385
                                                              ==================      ==================      ==================
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest.........  $           23,779      $           40,596      $           13,496
   Accumulated undistributed net investment income (loss)...                  58                     135                      59
   Accumulated undistributed net realized gain (loss).......                 203                     461                     262
   Net unrealized appreciation (depreciation)...............                (821)                 (1,423)                   (432)
                                                              ------------------      ------------------      ------------------
NET ASSETS..................................................  $           23,219      $           39,769      $           13,385
                                                              ==================      ==================      ==================
   Net asset value and offering price per share.............  $            10.89      $            10.82      $            10.61
                                                              ==================      ==================      ==================

   Shares of beneficial interest outstanding, $1 par
    value, unlimited authorization..........................               2,133                   3,675                   1,261
                                                              ==================      ==================      ==================
   (1) Investment securities at cost........................  $           23,977      $           41,078      $           13,444
   (2) Amount is less than $500.



                                                               DYNAMIC ASSET          SANFORD BERNSTEIN       SANFORD BERNSTEIN
                                                             ALLOCATION SERIES:         MID-CAP VALUE         SMALL-CAP VALUE
                                                              MODERATE GROWTH               SERIES                 SERIES
                                                             ------------------      -----------------       -------------------
ASSETS
   Investment securities at value (1).......................  $           23,841       $         129,723       $          62,077
   Cash.....................................................                 187                      --                      --
   Receivables
     Investment securities sold.............................                 403                      --                     421
     Fund shares sold.......................................                  --                     196                     109
     Dividends..............................................                  --                     101                      57
     Interest...............................................                  --                      10                       1
     Tax reclaims...........................................                  --                      --                      --
     Variation margin for futures contracts.................                  --                      --                      --
     Prepaid expenses.......................................                  -- (2)                   1                      -- (2)
   Other assets.............................................                   2                      13                       7
                                                              ------------------       -----------------       -----------------
        Total assets........................................              24,433                 130,044                  62,672
                                                              ==================       =================       =================
LIABILITIES
     Cash overdraft.........................................                  --                      --                      --
   Payables
     Fund shares repurchased................................                   5                      84                       9
     Investment securities purchased........................                 501                     853                     349
     Investment advisory fee................................                   7                     113                      55
     Administration fee.....................................                   2                      10                       5
     Service fee............................................                   1                       6                       3
     Trustees' fee..........................................                   1                       4                       2
     Professional fee.......................................                  12                      17                      17
     Distribution and service fee...........................                   5                      --                      --
     Other accrued expenses.................................                   5                      18                       9
   Trustee deferred compensation plan.......................                   2                      13                       7
                                                              ------------------       -----------------       -----------------
        Total liabilities...................................                 541                   1,118                     456
                                                              ------------------       -----------------       -----------------
NET ASSETS..................................................  $           23,892       $         128,926       $          62,216
                                                              ==================       =================       =================
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest.........  $           23,990       $         129,428       $          67,828
   Accumulated undistributed net investment income (loss)...                  94                      18                      41
   Accumulated undistributed net realized gain (loss).......                 607                   5,892                   1,473
   Net unrealized appreciation (depreciation)...............                (799)                 (6,412)                 (7,126)
                                                              ------------------       -----------------       -----------------
NET ASSETS..................................................  $           23,892       $         128,926       $          62,216
                                                              ==================       =================       =================
   Net asset value and offering price per share.............  $            10.74       $           11.63       $           12.51
                                                              ==================       =================       =================

   Shares of beneficial interest outstanding, $1 par
    value, unlimited authorization..........................               2,225                  11,090                   4,971
                                                              ==================       =================       =================
   (1) Investment securities at cost........................  $           24,640       $         136,135       $          69,203
   (2) Amount is less than $500.


                                                              VAN KAMPEN        VAN KAMPEN
                                                               COMSTOCK         EQUITY 500
                                                                SERIES            SERIES
                                                             ------------       -----------
ASSETS
   Investment securities at value (1)....................... $     64,014       $    98,116
   Cash.....................................................           64                 1
   Receivables
     Investment securities sold.............................          187               998
     Fund shares sold.......................................          111                --
     Dividends..............................................           86               132
     Interest...............................................           --                -- (2)
     Tax reclaims...........................................           --                -- (2)
     Variation margin for futures contracts.................           --                 1
     Prepaid expenses.......................................           -- (2)             1
   Other assets.............................................            7                10
                                                             ------------       -----------
        Total assets........................................       64,469            99,259
                                                             ============       ===========
LIABILITIES
     Cash overdraft.........................................           --                --
   Payables
     Fund shares repurchased................................           73               358
     Investment securities purchased........................          145                21
     Investment advisory fee................................           35                19
     Administration fee.....................................            5                 8
     Service fee............................................            3                 5
     Trustees' fee..........................................            2                 3
     Professional fee.......................................           16                17
     Distribution and service fee...........................           --                --
     Other accrued expenses.................................           13                32
   Trustee deferred compensation plan.......................            7                10
                                                             ------------       -----------
        Total liabilities...................................          299               473
                                                             ------------       -----------
NET ASSETS.................................................. $     64,170       $    98,786
                                                             ============       ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest......... $     73,841       $   102,116
   Accumulated undistributed net investment income (loss)...          216               382
   Accumulated undistributed net realized gain (loss).......          466           (19,966)
   Net unrealized appreciation (depreciation)...............      (10,353)           16,254
                                                             ------------       -----------
NET ASSETS.................................................. $     64,170       $    98,786
                                                             ============       ===========
   Net asset value and offering price per share............. $      10.10       $     11.52
                                                             ============       ===========

   Shares of beneficial interest outstanding, $1 par
    value, unlimited authorization..........................        6,354             8,574
                                                             ============       ===========
   (1) Investment securities at cost........................ $     74,367       $    81,803
   (2) Amount is less than $500.

                        See Notes to Financial Statements

                                    60 and 61

                          THE PHOENIX EDGE SERIES FUND
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2008
                                   (UNAUDITED)

(Reported in thousands)


                                                                      CAPITAL GROWTH      GROWTH AND INCOME      MID-CAP GROWTH
                                                                          SERIES               SERIES                SERIES
                                                                      --------------      -----------------      --------------
INVESTMENT INCOME
   Dividends ......................................................   $        1,362      $           1,442      $          107
   Interest .......................................................               52                     15                   7
   Security lending ...............................................               37                     --                  --
   Foreign taxes withheld .........................................              (20)                    --                  (1)
                                                                      --------------      -----------------      --------------
     Total investment income ......................................            1,431                  1,457                 113
                                                                      --------------      -----------------      --------------
EXPENSES
   Investment advisory fees .......................................            1,192                    491                 294
   Administration fees ............................................              146                     59                  31
   Service fees ...................................................              101                     41                  21
   Custodian fees .................................................               21                     32                   9
   Printing fees and expenses .....................................               35                     14                   8
   Professional fees ..............................................               20                     15                  15
   Trustees fees and expenses .....................................               42                     17                   9
   Miscellaneous expenses .........................................               49                     20                  10
                                                                      --------------      -----------------      --------------
     Total expenses ...............................................            1,606                    689                 397
   Less expenses reimbursed by investment advisor .................               --                    (95)                 --
   Custodian fees paid indirectly .................................               -- (1)                 -- (1)              -- (1)
                                                                      --------------      -----------------      --------------
     Net expenses .................................................            1,606                    594                 397
                                                                      --------------      -----------------      --------------
   NET INVESTMENT INCOME (LOSS) ...................................             (175)                   863                (284)
                                                                      ==============      =================      ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ........................          (11,706)                 1,566              (5,148)
   Net realized gain (loss) on foreign currency transactions.......               --                     --                   1
   Net change in unrealized appreciation (depreciation) on
    investments ...................................................          (26,420)               (20,808)             (4,596)
   Net change in unrealized appreciation (depreciation) on foreign
    currency translations .........................................                1                     --                  -- (1)
                                                                      --------------      -----------------      --------------
NET GAIN (LOSS) ON INVESTMENTS ....................................          (38,125)               (19,242)             (9,743)
                                                                      --------------      -----------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $      (38,300)     $         (18,379)     $      (10,027)
                                                                      ==============      =================      ==============

(1)   Amount is less than $500.


                                                                                              MULTI-SECTOR      MULTI-SECTOR
                                                                       MONEY MARKET           FIXED INCOME     SHORT TERM BOND
                                                                          SERIES                SERIES              SERIES
                                                                       ------------          ------------      ---------------
INVESTMENT INCOME
   Dividends ......................................................     $         --           $         75     $             4
   Interest .......................................................            3,067                  8,606               1,736
   Security lending ...............................................               --                     62                  --
   Foreign taxes withheld .........................................               --                    (77)                 -- (1)
                                                                        ------------           ------------     ---------------
     Total investment income ......................................            3,067                  8,666               1,740
                                                                        ------------           ------------     ---------------
EXPENSES
   Investment advisory fees .......................................              367                    601                 137
   Administration fees ............................................               32                    102                  23
   Service fees ...................................................               53                     70                  16
   Custodian fees .................................................               12                     36                  21
   Printing fees and expenses .....................................               18                     22                   7
   Professional fees ..............................................               15                     19                  13
   Trustees fees and expenses .....................................               21                     28                   7
   Miscellaneous expenses .........................................               20                     32                   7
                                                                        ------------           ------------     ---------------
     Total expenses ...............................................              538                    910                 231
   Less expenses reimbursed by investment advisor .................               --                     (8)                (39)
   Custodian fees paid indirectly .................................               -- (1)                 (3)                 -- (1)
                                                                        ------------           ------------     ---------------
     Net expenses .................................................              538                    899                 192
                                                                        ------------           ------------     ---------------
   NET INVESTMENT INCOME (LOSS) ...................................            2,529                  7,767               1,548
                                                                        ============           ============     ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ........................                5                   (804)               (259)
   Net realized gain (loss) on foreign currency transactions.......               --                    169                  37
   Net change in unrealized appreciation (depreciation) on
    investments ...................................................               --                 (9,345)             (1,337)
   Net change in unrealized appreciation (depreciation) on foreign
    currency translations .........................................               --                    113                  25
                                                                         ------------           ------------     ---------------
NET GAIN (LOSS) ON INVESTMENTS ....................................                5                 (9,867)             (1,534)
                                                                         ------------           ------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...      $      2,534           $    (2,100)     $           14
                                                                         ============           ============     ===============



                                                                           STRATEGIC            ABERDEEN            ALGER
                                                                          ALLOCATION          INTERNATIONAL     SMALL-CAP GROWTH
                                                                           SERIES                SERIES             SERIES
                                                                          ----------         -------------     ----------------
INVESTMENT INCOME
   Dividends ......................................................       $    1,457            $    12,493      $           52
   Interest .......................................................            3,169                    133                   7
   Security lending ...............................................               -- (1)                  5                  --
   Foreign taxes withheld .........................................               (1)                (1,114)                 --
                                                                          ----------            -----------      --------------
     Total investment income ......................................            4,625                 11,517                  59
                                                                          ----------            -----------      --------------
EXPENSES
   Investment advisory fees .......................................              737                  1,726                 198
   Administration fees ............................................              104                    201                  20
   Service fees ...................................................               71                    138                  14
   Custodian fees .................................................               29                     95                  12
   Printing fees and expenses .....................................               25                     45                   7
   Professional fees ..............................................               19                     27                  11
   Trustees fees and expenses .....................................               30                     55                   7
   Miscellaneous expenses .........................................               38                     57                   7
                                                                          ----------            -----------      --------------
     Total expenses ...............................................            1,053                  2,344                 276
   Less expenses reimbursed by investment advisor .................              (11)                    --                 (42)
   Custodian fees paid indirectly .................................               -- (1)                 (1)                 (1)
                                                                          ----------            -----------      --------------
     Net expenses .................................................            1,042                  2,343                 233
                                                                          ----------            -----------      --------------
   NET INVESTMENT INCOME (LOSS) ...................................            3,583                  9,174                (174)
                                                                          ==========            ===========      ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ........................              851                 10,547              (1,421)
   Net realized gain (loss) on foreign currency transactions......                 6                    (50)                 --
   Net change in unrealized appreciation (depreciation) on
    investments ...................................................          (23,520)               (47,712)             (6,902)
   Net change in unrealized appreciation (depreciation) on foreign
    currency translations .........................................                1                     13                  --
                                                                          ----------            -----------      --------------
NET GAIN (LOSS) ON INVESTMENTS ....................................          (22,662)               (37,202)             (8,323)
                                                                          ----------            -----------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...       $  (19,079)           $   (28,028)     $       (8,497)
                                                                          ==========            ===========      ==============

(1)   Amount is less than $500.

                       See Notes to Financial Statements

                                    62 and 63

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         SIX MONTHS ENDED JUNE 30, 2008
                                  (UNAUDITED)

(Reported in thousands)

                                                                          DUFF & PHELPS         DYNAMIC ASSET       DYNAMIC ASSET
                                                                      REAL ESTATE SECURITIES  ALLOCATION SERIES:  ALLOCATION SERIES:
                                                                              SERIES           AGGRESSIVE GROWTH       GROWTH
                                                                      ----------------------  ------------------  ------------------
INVESTMENT INCOME
   Dividends ......................................................          $ 2,816               $   208             $   425
   Interest .......................................................               43                     3                   5
   Foreign taxes withheld .........................................               --                    --                  --
                                                                             -------               -------             -------
     Total investment income ......................................            2,859                   211                 430
                                                                             -------               -------             -------

EXPENSES
   Investment advisory fees .......................................              508                    47                  77
   Administration fees ............................................               57                    10                  16
   Service fees ...................................................               39                     7                  11
   Distribution and service fees ..................................               --                    29                  48
   Custodian fees .................................................                8                    10                   8
   Printing fees and expenses .....................................               16                     2                   2
   Professional fees ..............................................               16                    11                  12
   Trustees fees and expenses .....................................               16                     3                   4
   Miscellaneous expenses .........................................               18                     2                   3
                                                                             -------               -------             -------
     Total expenses ...............................................              678                   121                 181
   Less expenses reimbursed by investment adviser .................               --                   (38)                (46)
   Custodian fees paid indirectly .................................               -- (1)                (1)                 (1)
                                                                             -------               -------             -------
     Net expenses .................................................              678                    82                 134
                                                                             -------               -------             -------
   NET INVESTMENT INCOME (LOSS) ...................................            2,181                   129                 296
                                                                             =======               =======             =======

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ........................              689                   647               1,069
   Net realized gain (loss) on futures ............................               --                    --                  --
   Net change in unrealized appreciation (depreciation) on
    investments ...................................................           (7,443)               (2,672)             (3,666)
   Net change in unrealized appreciation (depreciation) on
    futures .......................................................               --                    --                  --
                                                                             -------               -------             -------
NET GAIN (LOSS) ON INVESTMENTS ....................................           (6,754)               (2,025)             (2,597)
                                                                             -------               -------             -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...          $(4,573)              $(1,896)            $(2,301)
                                                                             =======               =======             =======

(1)   Amount is less than $500.




                                                                         DYNAMIC ASSET       DYNAMIC ASSET      SANFORD BERNSTEIN
                                                                      ALLOCATION SERIES:   ALLOCATION SERIES:     MID-CAP VALUE
                                                                           MODERATE          MODERATE GROWTH          SERIES
                                                                      ------------------   ------------------   -----------------
INVESTMENT INCOME
   Dividends ......................................................            $ 157               $   287            $    914
   Interest .......................................................                5                     4                  60
   Foreign taxes withheld .........................................               --                    --                  (1)
                                                                               -----               -------            --------
     Total investment income ......................................              162                   291                 973
                                                                               -----               -------            --------

EXPENSES
   Investment advisory fees .......................................               20                    45                 702
   Administration fees ............................................                4                     9                  56
   Service fees ...................................................                3                     7                  39
   Distribution and service fees ..................................               12                    28                  --
   Custodian fees .................................................                8                    12                  14
   Printing fees and expenses .....................................               --                    -- (1)              14
   Professional fees ..............................................                8                    11                  16
   Trustees fees and expenses .....................................                1                     3                  16
   Miscellaneous expenses .........................................                1                     2                  18
                                                                               -----               -------            --------
     Total expenses ...............................................               57                   117                 875
   Less expenses reimbursed by investment adviser .................              (22)                  (37)                 (7)
   Custodian fees paid indirectly .................................               -- (1)                (1)                 -- (1)
                                                                               -----               -------            --------
     Net expenses .................................................               35                    79                 868
                                                                               -----               -------            --------
   NET INVESTMENT INCOME (LOSS) ...................................              127                   212                 105
                                                                               =====               =======            ========

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ........................              303                   885               5,928
   Net realized gain (loss) on futures ............................               --                    --                  --
   Net change in unrealized appreciation (depreciation) on
    investments ...................................................             (754)               (2,104)            (15,218)
   Net change in unrealized appreciation (depreciation) on
    futures .......................................................               --                    --                  --
                                                                               -----               -------            --------
NET GAIN (LOSS) ON INVESTMENTS ....................................             (451)               (1,219)             (9,290)
                                                                               -----               -------            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...            $(324)              $(1,007)           $ (9,185)
                                                                               =====               =======            ========

(1)   Amount is less than $500.




                                                                      SANFORD BERNSTEIN        VAN KAMPEN         VAN KAMPEN
                                                                       SMALL-CAP VALUE          COMSTOCK          EQUITY 500
                                                                           SERIES                SERIES              SERIES
                                                                      -----------------       -------------       -------------
INVESTMENT INCOME
   Dividends ......................................................          $   520              $  1,090            $  1,124
   Interest .......................................................               18                    23                   7
   Foreign taxes withheld .........................................               (1)                  (10)                 -- (1)
                                                                             -------              --------            --------
     Total investment income ......................................              537                 1,103               1,131
                                                                             -------              --------            --------

EXPENSES
   Investment advisory fees .......................................              362                   266                 191
   Administration fees ............................................               29                    32                  46
   Service fees ...................................................               20                    22                  32
   Distribution and service fees ..................................               --                    --                  --
   Custodian fees .................................................               13                    14                  30
   Printing fees and expenses .....................................               11                     8                  19
   Professional fees ..............................................               15                    15                  15
   Trustees fees and expenses .....................................                9                     9                  14
   Miscellaneous expenses .........................................               10                    12                  16
                                                                             -------              --------            --------
     Total expenses ...............................................              469                   378                 363
   Less expenses reimbursed by investment adviser .................              (22)                  (18)                (90)
   Custodian fees paid indirectly .................................               -- (1)                -- (1)              -- (1)
                                                                             -------              --------            --------
     Net expenses .................................................              447                   360                 273
                                                                             -------              --------            --------
   NET INVESTMENT INCOME (LOSS) ...................................               90                   743                 858
                                                                             =======              ========            ========

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ........................            1,500                   746                 122
   Net realized gain (loss) on futures ............................               --                    --                  25
   Net change in unrealized appreciation (depreciation) on
    investments ...................................................           (9,710)              (14,932)            (15,375)
   Net change in unrealized appreciation (depreciation) on
    futures .......................................................               --                    --                 (58)
                                                                             -------              --------            --------
NET GAIN (LOSS) ON INVESTMENTS ....................................           (8,210)              (14,186)            (15,286)
                                                                             -------              --------            --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...          $(8,120)             $(13,443)           $(14,428)
                                                                             =======              ========            ========

(1)   Amount is less than $500.

                       See Notes to Financial Statements

                                    64 and 65

                          THE PHOENIX EDGE SERIES FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                             CAPITAL GROWTH SERIES               GROWTH AND INCOME SERIES
                                                      -----------------------------------  -----------------------------------
                                                      SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                       JUNE 30, 2008       YEAR ENDED        JUNE 30, 2008       YEAR ENDED
                                                        (UNAUDITED)     DECEMBER 31, 2007     (UNAUDITED)    DECEMBER 31, 2007
                                                      ----------------  -----------------  ----------------  -----------------
FROM OPERATIONS
Net investment income (loss) ........................    $    (175)         $     920          $     863         $   1,740
Net realized gain (loss) ............................      (11,706)            19,216              1,566            12,928
Net change in unrealized appreciation
  (depreciation) ....................................      (26,419)            23,698            (20,808)           (3,858)
                                                         ---------          ---------          ---------         ---------
Increase (decrease) in net assets resulting from
  operations ........................................      (38,300)            43,834            (18,379)           10,810
                                                         ---------          ---------          ---------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...............................          (99)            (1,079)              (774)           (1,583)
Net realized short-term gains .......................           --                 --                 --                --
Net realized long-term gains ........................           --                 --             (1,580)           (4,017)
                                                         ---------          ---------          ---------         ---------
Decrease in net assets from distributions to
  shareholders ......................................          (99)            (1,079)            (2,354)           (5,600)
                                                         ---------          ---------          ---------         ---------
FROM SHARE TRNSACTIONS
Sales of shares .....................................        4,111             11,405              1,575             8,108
Reinvestment of distributions .......................           99              1,079              2,354             5,600
Shares repurchased ..................................      (32,571)           (89,753)           (15,107)          (27,373)
                                                         ---------          ---------          ---------         ---------
Increase (decrease) in net assets from share
  transactions ......................................      (28,361)           (77,269)           (11,178)          (13,665)
                                                         ---------          ---------          ---------         ---------
Net increase (decrease) in net assets ...............      (66,760)           (34,514)           (31,911)           (8,455)
                                                         ---------          ---------          ---------         ---------
NET ASSETS
Beginning of period .................................      400,612            435,126            159,074           167,529
                                                         ---------          ---------          ---------         ---------
End of period .......................................    $ 333,852          $ 400,612          $ 127,163         $ 159,074
                                                         =========          =========          =========         =========
Accumulated undistributed net investment income
  (loss) at end of period ...........................    $    (217)         $      57          $     287         $     198

SHARES
Sales of shares .....................................          271                709                115               528
Reinvestment of distributions .......................            6                 64                182               371
Shares repurchased ..................................       (2,136)            (5,536)            (1,089)           (1,794)
                                                         ---------          ---------          ---------         ---------
Net Increase / (Decrease) ...........................       (1,859)            (4,763)              (792)             (895)
                                                         =========          =========          =========         =========


                                                              MID-CAP GROWTH SERIES                  MONEY MARKET SERIES
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                        JUNE 30, 2008        YEAR ENDED       JUNE 30, 2008        YEAR ENDED
                                                         (UNAUDITED)     DECEMBER 31, 2007     (UNAUDITED)      DECEMBER 31, 2007
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
Net investment income (loss) ........................    $    (284)         $    (641)         $   2,529         $   7,773
Net realized gain (loss) ............................       (5,147)            22,156                  5                (7)
Net change in unrealized appreciation
  (depreciation) ....................................       (4,596)            (4,767)                --                --
                                                         ---------          ---------          ---------         ---------
Increase (decrease) in net assets resulting from           (10,027)            16,748              2,534             7,766
  operations ........................................    ---------          ---------          ---------         ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...............................           --                 --             (2,529)           (7,773)
Net realized short-term gains .......................           --                 --                 --                --
Net realized long-term gains ........................           --                 --                 --                --
                                                         ---------          ---------          ---------         ---------
Decrease in net assets from distributions to                    --                 --             (2,529)           (7,773)
  shareholders ......................................    ---------          ---------          ---------         ---------

FROM SHARE TRNSACTIONS
Sales of shares .....................................        2,470             10,181             57,135           118,903
Reinvestment of distributions .......................           --                 --              2,527             7,773
Shares repurchased ..................................       (9,500)           (29,188)           (40,997)         (114,390)
                                                         ---------          ---------          ---------         ---------
Increase (decrease) in net assets from share
  transactions ......................................       (7,030)           (19,007)            18,665            12,286
                                                         ---------          ---------          ---------         ---------
Net increase (decrease) in net assets ...............      (17,057)            (2,259)            18,670            12,279
                                                         ---------          ---------          ---------         ---------
NET ASSETS
Beginning of period .................................       87,253             89,512            169,437           157,158
                                                         ---------          ---------          ---------         ---------
End of period .......................................    $  70,196          $  87,253          $ 188,107         $ 169,437
                                                         =========          =========          =========         =========
Accumulated undistributed net investment income
  (loss) at end of period ...........................    $    (292)         $      (8)         $      --         $      -- (1)

SHARES
Sales of shares .....................................          166                658              5,714            11,890
Reinvestment of distributions .......................           --                 --                253               777
Shares repurchased ..................................         (642)            (1,986)            (4,100)          (11,439)
                                                         ---------          ---------          ---------         ---------
Net Increase / (Decrease) ...........................         (476)            (1,328)             1,867             1,228
                                                         =========          =========          =========         =========



                                                        MULTI-SECTOR FIXED INCOME SERIES      MULTI-SECTOR SHORT TERM BOND SERIES
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2008        YEAR ENDED        JUNE 30, 2008        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2007     (UNAUDITED)      DECEMBER 31, 2007
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
Net investment income (loss) ........................    $   7,767          $  13,909          $   1,548         $   2,360
Net realized gain (loss) ............................         (635)             1,321               (222)              162
Net change in unrealized appreciation
  (depreciation) ....................................       (9,232)            (6,323)            (1,312)             (773)
                                                         ---------          ---------          ---------         ---------
Increase (decrease) in net assets resulting from            (2,100)             8,907                 14             1,749
  operations ........................................    ---------          ---------          ---------         ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...............................      (10,059)           (13,201)            (1,642)           (2,336)
Net realized short-term gains .......................           --                 --                 --                --
Net realized long-term gains ........................           --                 --                 --                --
                                                         ---------          ---------          ---------         ---------
Decrease in net assets from distributions to               (10,059)           (13,201)            (1,642)           (2,336)
  shareholders ......................................    ---------          ---------          ---------         ---------

FROM SHARE TRNSACTIONS
Sales of shares .....................................        9,201             23,800             22,795             7,395
Reinvestment of distributions .......................       10,059             13,201              1,642             2,336
Shares repurchased ..................................      (31,455)           (27,590)           (12,910)          (11,639)
                                                         ---------          ---------          ---------         ---------
Increase (decrease) in net assets from share
  transactions ......................................      (12,195)             9,411             11,527            (1,908)
                                                         ---------          ---------          ---------         ---------
Net increase (decrease) in net assets ...............      (24,354)             5,117              9,899            (2,495)
                                                         ---------          ---------          ---------         ---------
NET ASSETS
Beginning of period .................................      250,867            245,750             44,168            46,663
                                                         ---------          ---------          ---------         ---------
End of period .......................................    $ 226,513          $ 250,867          $  54,067         $  44,168
                                                         =========          =========          =========         =========
Accumulated undistributed net investment income
  (loss) at end of period ...........................    $    (148)         $   2,144          $     269         $     363

SHARES
Sales of shares .....................................        1,017              2,542              2,300               729
Reinvestment of distributions .......................        1,168              1,452                171               236
Shares repurchased ..................................       (3,484)            (2,944)            (1,307)           (1,148)
                                                         ---------          ---------          ---------         ---------
Net Increase / (Decrease) ...........................       (1,299)             1,050              1,164              (183)
                                                         =========          =========          =========         =========

(1)   Amount is less than $500.

                       See Notes to Financial Statements

                                    66 and 67

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)


                                                             STRATEGIC ALLOCATION SERIES         ABERDEEN INTERNATIONAL SERIES
                                                         -----------------------------------  -----------------------------------
                                                         SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                          JUNE 30, 2008       YEAR ENDED        JUNE 30, 2008      YEAR ENDED
                                                            (UNAUDITED)    DECEMBER 31, 2007     (UNAUDITED)    DECEMBER 31, 2007
                                                         ----------------  -----------------  ----------------  -----------------
FROM OPERATIONS
Net investment income (loss) ..........................     $   3,583          $   7,682          $   9,174         $   9,678
Net realized gain (loss) ..............................           857             13,556             10,497            51,057
Net change in unrealized appreciation (depreciation) ..       (23,519)            (3,853)           (47,699)            3,279
                                                            ---------          ---------          ---------         ---------

Increase (decrease) in net assets resulting from
  operations ..........................................       (19,079)            17,385            (28,028)           64,014
                                                            ---------          ---------          ---------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income .................................        (3,976)            (7,465)            (2,605)           (7,352)
Net realized short-term gains .........................          (390)            (4,382)                --              (939)
Net realized long-term gains ..........................        (1,820)           (10,976)           (18,486)          (23,958)
                                                            ---------          ---------          ---------         ---------
Decrease in net assets from distributions to
 shareholders .........................................        (6,186)           (22,823)           (21,091)          (32,249)
                                                            ---------          ---------          ---------         ---------

FROM SHARE TRANSACTIONS
Sales of shares .......................................         1,607              4,074             19,758            59,091
Reinvestment of distributions .........................         6,186             22,823             21,091            32,249
Shares repurchased ....................................       (26,537)           (66,951)           (23,019)          (42,473)
                                                            ---------          ---------          ---------         ---------
Increase (decrease) in net assets from share
 transactions .........................................       (18,744)           (40,054)            17,830            48,867
                                                            ---------          ---------          ---------         ---------
Net increase (decrease) in net assets .................       (44,009)           (45,492)           (31,289)           80,632
                                                            ---------          ---------          ---------         ---------

NET ASSETS
Beginning of period ...................................       270,653            316,145            501,913           421,281
                                                            ---------          ---------          ---------         ---------
END OF PERIOD .........................................     $ 226,644          $ 270,653          $ 470,624         $ 501,913
                                                            =========          =========          =========         =========
Accumulated undistributed net investment income
 (loss) at end of period ..............................     $     569          $     962          $   6,997         $     428

SHARES
Sales of shares .......................................           129                298              1,059             3,115
Reinvestment of distributions .........................           529              1,738              1,225             1,688
Shares repurchased ....................................        (2,136)            (4,914)            (1,264)           (2,253)
                                                            =========          =========          =========         =========
Net Increase / (Decrease) .............................        (1,478)            (2,878)             1,020             2,550
                                                            =========          =========          =========         =========



                                                                                                           DUFF & PHELPS
                                                            ALGER SMALL-CAP GROWTH SERIES          REAL ESTATE SECURITIES SERIES
                                                         ------------------------------------   ------------------------------------
                                                         SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                          JUNE 30, 2008        YEAR ENDED        JUNE 30, 2008        YEAR ENDED
                                                           (UNAUDITED)      DECEMBER 31, 2007     (UNAUDITED)      DECEMBER 31, 2007
                                                         ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
Net investment income (loss) ..........................     $    (174)         $    (358)         $   2,181         $   2,518
Net realized gain (loss) ..............................        (1,421)             6,995                689            12,272
Net change in unrealized appreciation (depreciation) ..        (6,902)             2,036             (7,443)          (40,714)
                                                            ---------          ---------          ---------         ---------

Increase (decrease) in net assets resulting from
  operations ..........................................        (8,497)             8,673             (4,573)          (25,924)
                                                            ---------          ---------          ---------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income .................................            --                 --             (1,220)           (2,063)
Net realized short-term gains .........................          (166)            (1,502)              (770)           (2,116)
Net realized long-term gains ..........................        (1,185)            (9,086)            (2,191)          (11,157)
                                                            ---------          ---------          ---------         ---------
Decrease in net assets from distributions to
 shareholders .........................................        (1,351)           (10,588)            (4,181)          (15,336)
                                                            ---------          ---------          ---------         ---------

FROM SHARE TRANSACTIONS
Sales of shares .......................................         1,763              2,733             11,090            13,438
Reinvestment of distributions .........................         1,351             10,588              4,181            15,336
Shares repurchased ....................................        (5,376)           (13,291)            (9,386)          (40,296)
                                                            ---------          ---------          ---------         ---------
Increase (decrease) in net assets from share
 transactions .........................................        (2,262)                30              5,885           (11,522)
                                                            ---------          ---------          ---------         ---------
Net increase (decrease) in net assets .................       (12,110)            (1,885)            (2,869)          (52,782)
                                                            ---------          ---------          ---------         ---------

NET ASSETS
Beginning of period ...................................        55,768             57,653            135,140           187,922
                                                            ---------          ---------          ---------         ---------
END OF PERIOD .........................................     $  43,658          $  55,768          $ 132,271         $ 135,140
                                                            =========          =========          =========         =========
Accumulated undistributed net investment income
 (loss) at end of period ..............................     $    (181)         $      (7)         $   1,511         $     550

SHARES
Sales of shares .......................................           114                140                396               398
Reinvestment of distributions .........................            92                572                165               542
Shares repurchased ....................................          (344)              (679)              (358)           (1,180)
                                                            =========          =========          =========         =========
Net Increase / (Decrease) .............................          (138)                33                203              (240)
                                                            =========          =========          =========         =========


                                                               DYNAMIC ASSET ALLOCATION              DYNAMIC ASSET ALLOCATION
                                                              SERIES: AGGRESSIVE GROWTH                   SERIES: GROWTH
                                                         ------------------------------------   ------------------------------------
                                                         SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                           JUNE 30, 2008       YEAR ENDED         JUNE 30, 2008        YEAR ENDED
                                                            (UNAUDITED)     DECEMBER 31, 2007      (UNAUDITED)     DECEMBER 31, 2007
                                                         ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
Net investment income (loss) ..........................     $     129          $     242          $     296         $     464
Net realized gain (loss) ..............................           647               (135)             1,069              (246)
Net change in unrealized appreciation (depreciation) ..        (2,672)             1,007             (3,666)            1,395
                                                            ---------          ---------          ---------         ---------

Increase (decrease) in net assets resulting from
  operations ..........................................        (1,896)             1,114             (2,301)            1,613
                                                            ---------          ---------          ---------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income .................................           (71)              (241)              (161)             (464)
Net realized short-term gains .........................           (33)              (196)                --              (230)
Net realized long-term gains ..........................            --                 --                 --                --
                                                            ---------          ---------          ---------         ---------
Decrease in net assets from distributions to
 shareholders .........................................          (104)              (437)              (161)             (694)
                                                            ---------          ---------          ---------         ---------

FROM SHARE TRANSACTIONS
Sales of shares .......................................         4,605             14,860              7,894            23,599
Reinvestment of distributions .........................           104                437                161               694
Shares repurchased ....................................        (2,916)            (3,845)            (2,013)           (2,086)
                                                            ---------          ---------          ---------         ---------
Increase (decrease) in net assets from share
 transactions .........................................         1,793             11,452              6,042            22,207
                                                            ---------          ---------          ---------         ---------
Net increase (decrease) in net assets .................          (207)            12,129              3,580            23,126
                                                            ---------          ---------          ---------         ---------

NET ASSETS
Beginning of period ...................................        23,426             11,297             36,189            13,063
                                                            ---------          ---------          ---------         ---------
END OF PERIOD .........................................     $  23,219          $  23,426          $  39,769         $  36,189
                                                            =========          =========          =========         =========
Accumulated undistributed net investment income
 (loss) at end of period ..............................     $      58          $      -- (1)      $     135         $      -- (1)

SHARES
Sales of shares .......................................           407              1,241                704             2,057
Reinvestment of distributions .........................            10                 37                 15                60
Shares repurchased ....................................          (259)              (316)              (180)             (183)
                                                            =========          =========          =========         =========
Net Increase / (Decrease) .............................           158                962                539             1,934
                                                            =========          =========          =========         =========

(1)   Amount is less than $500.

                       See Notes to Financial Statements

                                    68 and 69

                          THE PHOENIX EDGE SERIES FUND
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)


                                                               DYNAMIC ASSET ALLOCATION             DYNAMIC ASSET ALLOCATION
                                                                   SERIES: MODERATE                  SERIES: MODERATE GROWTH
                                                          -----------------------------------  -----------------------------------
                                                          SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                           JUNE 30, 2008       YEAR ENDED       JUNE 30, 2008       YEAR ENDED
                                                             (UNAUDITED)    DECEMBER 31, 2007    (UNAUDITED)     DECEMBER 31, 2007
                                                          ----------------  -----------------  ----------------  -----------------
FROM OPERATIONS
Net investment income (loss) ............................     $    127           $    147           $    212          $    329
Net realized gain (loss) ................................          303                 68                885                (4)
Net change in unrealized appreciation (depreciation) ....         (754)               202             (2,104)              821
                                                              --------           --------           --------          --------
Increase (decrease) in net assets resulting
  from operations .......................................         (324)               417             (1,007)            1,146
                                                              --------           --------           --------          --------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...................................          (67)              (147)              (117)             (331)
Net realized short-term gains ...........................           --                (91)                --              (198)
Net realized long-term gains ............................           --                 (6)                --               (29)
                                                              --------           --------           --------          --------
Decrease in net assets from distributions to
 shareholders ...........................................          (67)              (244)              (117)             (558)
                                                              --------           --------           --------          --------

FROM SHARE TRANSACTIONS
Sales of shares .........................................        8,173              4,747              6,508            12,628
Reinvestment of distributions ...........................           67                244                117               558
Shares repurchased ......................................       (1,801)            (1,688)            (1,294)           (3,453)
                                                              --------           --------           --------          --------
Increase (decrease) in net assets from share
 transactions ...........................................        6,439              3,303              5,331             9,733
                                                              --------           --------           --------          --------
Net increase (decrease) in net assets ...................        6,048              3,476              4,207            10,321
                                                              --------           --------           --------          --------

Net Assets
Beginning of period .....................................        7,337              3,861             19,685             9,364
                                                              --------           --------           --------          --------
END OF PERIOD ...........................................     $ 13,385           $  7,337           $ 23,892          $ 19,685
                                                              ========           ========           ========          ========
Accumulated undistributed net investment income (loss)
 at end of period .......................................     $     59           $     (1)          $     94          $     (1)

SHARES
Sales of shares .........................................          747                439                589             1,123
Reinvestment of distributions ...........................            6                 23                 11                49
Shares repurchased ......................................         (168)              (157)              (118)             (302)
                                                              --------           --------           --------          --------
Net Increase / (Decrease) ...............................          585                305                482               870
                                                              ========           ========           ========          ========







                                                                   SANFORD BERNSTEIN                      SANFORD BERNSTEIN
                                                                  MID-CAP VALUE SERIES                  SMALL-CAP VALUE SERIES
                                                          ------------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                           JUNE 30, 2008        YEAR ENDED        JUNE 30, 2008       YEAR ENDED
                                                            (UNAUDITED)      DECEMBER 31, 2007     (UNAUDITED)     DECEMBER 31, 2007
                                                          ----------------   -----------------   ----------------  -----------------
FROM OPERATIONS
Net investment income (loss) ............................    $     105          $     166          $      90         $     (22)
Net realized gain (loss) ................................        5,928             15,998              1,500            10,114
Net change in unrealized appreciation (depreciation) ....      (15,218)           (13,080)            (9,710)          (11,201)
                                                             ---------          ---------          ---------         ---------
Increase (decrease) in net assets resulting
  from operations .......................................       (9,185)             3,084             (8,120)           (1,109)
                                                             ---------          ---------          ---------         ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...................................         (200)              (199)               (49)               --
Net realized short-term gains ...........................         (635)            (2,655)              (351)           (1,697)
Net realized long-term gains ............................       (1,663)           (14,497)            (1,117)           (8,502)
                                                             ---------          ---------          ---------         ---------
Decrease in net assets from distributions to
 shareholders ...........................................       (2,498)           (17,351)            (1,517)          (10,199)
                                                             ---------          ---------          ---------         ---------

FROM SHARE TRANSACTIONS
Sales of shares .........................................        8,341             24,315              7,537             6,306
Reinvestment of distributions ...........................        2,498             17,351              1,517            10,199
Shares repurchased ......................................       (8,484)           (20,862)           (10,443)          (14,726)
                                                             ---------          ---------          ---------         ---------
Increase (decrease) in net assets from share
 transactions ...........................................        2,355             20,804             (1,389)            1,779
                                                             ---------          ---------          ---------         ---------
Net increase (decrease) in net assets ...................       (9,328)             6,537            (11,026)           (9,529)
                                                             ---------          ---------          ---------         ---------

Net Assets
Beginning of period .....................................      138,254            131,717             73,242            82,771
                                                             ---------          ---------          ---------         ---------
END OF PERIOD ...........................................    $ 128,926          $ 138,254          $  62,216         $  73,242
                                                             =========          =========          =========         =========
Accumulated undistributed net investment income (loss)
 at end of period .......................................    $      18          $     113          $      41         $      -- (1)

SHARES
Sales of shares .........................................          667              1,619                534               360
Reinvestment of distributions ...........................          212              1,304                118               677
Shares repurchased ......................................         (688)            (1,351)              (745)             (832)
                                                             ---------          ---------          ---------         ---------
Net Increase / (Decrease) ...............................          191              1,572                (93)              205
                                                             =========          =========          =========         =========

                                                                                                             VAN KAMPEN
                                                                VAN KAMPEN COMSTOCK SERIES              EQUITY 500 INDEX SERIES
                                                          ------------------------------------  ------------------------------------
                                                          SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                           JUNE 30, 2008        YEAR ENDED        JUNE 30, 2008        YEAR ENDED
                                                            (UNAUDITED)      DECEMBER 31, 2007     (UNAUDITED)     DECEMBER 31, 2007
                                                          ----------------   -----------------   ----------------  -----------------
FROM OPERATIONS
Net investment income (loss) ............................    $     743          $   1,642          $     858         $   1,810
Net realized gain (loss) ................................          746              4,950                147             3,194
Net change in unrealized appreciation (depreciation) ....      (14,932)            (8,000)           (15,433)            1,660
                                                             ---------          ---------          ---------         ---------
Increase (decrease) in net assets resulting
  from operations .......................................      (13,443)            (1,408)           (14,428)            6,664
                                                             ---------          ---------          ---------         ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...................................         (616)            (1,559)              (685)           (1,711)
Net realized short-term gains ...........................         (338)            (1,830)                --                --
Net realized long-term gains ............................       (1,025)            (2,988)                --                --
                                                             ---------          ---------          ---------         ---------
Decrease in net assets from distributions to
 shareholders ...........................................       (1,979)            (6,377)              (685)           (1,711)
                                                             ---------          ---------          ---------         ---------

FROM SHARE TRANSACTIONS
Sales of shares .........................................          894              7,056              1,476             5,311
Reinvestment of distributions ...........................        1,979              6,377                685             1,711
Shares repurchased ......................................      (10,653)           (26,485)           (11,906)          (30,677)
                                                             ---------          ---------          ---------         ---------
Increase (decrease) in net assets from share
 transactions ...........................................       (7,780)           (13,052)            (9,745)          (23,655)
                                                             ---------          ---------          ---------         ---------
Net increase (decrease) in net assets ...................      (23,202)           (20,837)           (24,858)          (18,702)
                                                             ---------          ---------          ---------         ---------

Net Assets
Beginning of period .....................................       87,372            108,209            123,644           142,346
                                                             ---------          ---------          ---------         ---------
END OF PERIOD ...........................................    $  64,170          $  87,372          $  98,786         $ 123,644
                                                             =========          =========          =========         =========
Accumulated undistributed net investment income (loss)
 at end of period .......................................    $     216          $      89          $     382         $     209

SHARES
Sales of shares .........................................           78                509                121               398
Reinvestment of distributions ...........................          194                491                 59               128
Shares repurchased ......................................         (912)            (1,896)              (968)           (2,315)
                                                             ---------          ---------          ---------         ---------
Net Increase / (Decrease) ...............................         (640)              (896)              (788)           (1,789)
                                                             =========          =========          =========         =========

(1)   Amount is less than $500.

                       See Notes to Financial Statements

                                    70 and 71

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                    NET                        NET                      DIVIDENDS     DISTRIBUTIONS
                                   ASSET         NET         REALIZED       TOTAL         FROM           FROM
                                   VALUE,     INVESTMENT       AND          FROM           NET            NET
                                 BEGINNING      INCOME      UNREALIZED    INVESTMENT   INVESTMENT       REALIZED          TOTAL
                                 OF PERIOD      (LOSS)      GAIN/(LOSS)   OPERATIONS     INCOME           GAINS       DISTRIBUTIONS
                                 ---------   ------------   -----------   ----------   ------------   -------------   -------------
CAPITAL GROWTH SERIES
1/1/08 to 6/30/08 (Unaudited)    $   16.81   $ (0.01) (1)   $    (1.61)   $   (1.62)   $     -- (7)   $        --     $       --
1/1/07 to 12/31/07                   15.21      0.04 (1)          1.60         1.64       (0.04)               --          (0.04)
1/1/06 to 12/31/06                   14.77      0.04 (1)          0.43         0.47       (0.03)               --          (0.03)
1/1/05 to 12/31/05                   14.25      0.01 (1)          0.52         0.53       (0.01)               --          (0.01)
1/1/04 to 12/31/04                   13.69      0.11              0.57         0.68       (0.12)               --          (0.12)
1/1/03 to 12/31/03                   10.84      0.01              2.85         2.86       (0.01)               --          (0.01)

GROWTH AND INCOME SERIES
1/1/08 to 6/30/08 (Unaudited)    $   14.94   $  0.09 (1)    $    (1.89)   $   (1.80)   $  (0.08)      $     (0.16)    $    (0.24)
1/1/07 to 12/31/07                   14.51      0.16 (1)          0.81         0.97       (0.15)            (0.39)         (0.54)
1/1/06 to 12/31/06                   12.52      0.16 (1)          1.98         2.14       (0.15)               --          (0.15)
1/1/05 to 12/31/05                   12.07      0.13 (1)          0.45         0.58       (0.13)               --          (0.13)
1/1/04 to 12/31/04                   11.06      0.13 (1)          1.02         1.15       (0.14)               --          (0.14)
1/1/03 to 12/31/03                    8.77      0.11              2.29         2.40       (0.11)               --          (0.11)

MID-CAP GROWTH SERIES
1/1/08 to 6/30/08 (Unaudited)    $   16.40   $ (0.06) (1)   $    (1.85)   $   (1.91)   $     --       $        --     $       --
1/1/07 to 12/31/07                   13.46     (0.11) (1)         3.05         2.94          --                --             --
1/1/06 to 12/31/06                   12.93     (0.09) (1)         0.62         0.53          --                --             --
1/1/05 to 12/31/05                   12.41     (0.09) (1)         0.61         0.52          --                --             --
1/1/04 to 12/31/04                   11.63     (0.06) (1)         0.84         0.78          --                --             --
1/1/03 to 12/31/03                    9.03     (0.07) (1)         2.67         2.60          --                --             --

MONEY MARKET SERIES
1/1/08 to 6/30/08 (Unaudited)    $   10.00   $  0.14 (1)    $       --    $    0.14    $  (0.14)      $        --     $    (0.14)
1/1/07 to 12/31/07                   10.00      0.47 (1)            --         0.47       (0.47)               --          (0.47)
1/1/06 to 12/31/06                   10.00      0.43                --         0.43       (0.43)               --          (0.43)
1/1/05 to 12/31/05                   10.00      0.26                --         0.26       (0.26)               --          (0.26)
1/1/04 to 12/31/04                   10.00      0.08                --         0.08       (0.08)               --          (0.08)
1/1/03 to 12/31/03                   10.00      0.07                --         0.07       (0.07)               --          (0.07)

MULTI-SECTOR FIXED INCOME SERIES
1/1/08 to 6/30/08 (Unaudited)    $    9.09   $  0.29 (1)    $    (0.37)   $   (0.08)   $  (0.40)      $        --     $    (0.40)
1/1/07 to 12/31/07                    9.25      0.53 (1)         (0.19)        0.34       (0.50)               --          (0.50)
1/1/06 to 12/31/06                    9.14      0.52 (1)          0.09         0.61       (0.50)               --          (0.50)
1/1/05 to 12/31/05                    9.43      0.50 (1)         (0.34)        0.16       (0.45)               --          (0.45)
1/1/04 to 12/31/04                    9.39      0.55              0.07         0.62       (0.58)               --          (0.58)
1/1/03 to 12/31/03 (5)                8.76      0.58              0.66         1.24       (0.61)               --          (0.61)

MULTI-SECTOR SHORT TERM BOND SERIES
1/1/08 to 6/30/08 (Unaudited)    $    9.87   $  0.28 (1)    $    (0.26)   $    0.02    $  (0.30)      $        --     $    (0.30)
1/1/07 to 12/31/07                   10.01      0.53 (1)         (0.13)        0.40       (0.54)               --          (0.54)
1/1/06 to 12/31/06                    9.93      0.49 (1)          0.06         0.55       (0.47)               --          (0.47)
1/1/05 to 12/31/05                   10.16      0.45 (1)         (0.31)        0.14       (0.37)               --          (0.37)
1/1/04 to 12/31/04                   10.05      0.42              0.11         0.53       (0.42)               --          (0.42)
2/3/06 (inception) to 12/31/03       10.00      0.24              0.05         0.29       (0.24)               --          (0.24)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                                              RATIO OF
                                                                                                GROSS
                                                                                               EXPENSES        RATIO OF
                                              NET                     NET      RATIO OF       TO AVERAGE        NET
                                CHANGE       ASSET                   ASSETS      NET          NET ASSETS      INVESTMENT
                                  IN         VALUE,                  END OF    EXPENSES     (BEFORE WAIVERS  INCOME (LOSS) PORTFOLIO
                               NET ASSET     END OF     TOTAL        PERIOD    TO AVERAGE         AND         TO AVERAGE   TURNOVER
                                 VALUE       PERIOD    RETURN        (000S)    NET ASSETS    REIMBURSEMENTS)  NET ASSETS     RATE
                               ----------   -------- ------------  ---------- -----------   ---------------  ------------ ----------
CAPITAL GROWTH SERIES
1/1/08 to 6/30/08 (Unaudited) $   (1.62)   $  15.19     (9.59)% (3)  $333,852    0.92% (2)      0.92% (2)     (0.10)% (2)   47% (3)
1/1/07 to 12/31/07                 1.60       16.81     10.75         400,612    0.91           0.91           0.22         88
1/1/06 to 12/31/06                 0.44       15.21      3.22         435,126    0.92           0.92           0.25        182
1/1/05 to 12/31/05                 0.52       14.77      3.71         462,402    0.89           0.89           0.06         73
1/1/04 to 12/31/04                 0.56       14.25      4.97         565,515    0.87           0.87           0.72         50
1/1/03 to 12/31/03                 2.85       13.69     26.49         632,025    0.85           0.85           0.07         41

GROWTH AND INCOME SERIES
1/1/08 to 6/30/08 (Unaudited) $   (2.04)   $  12.90    (12.01)% (3)  $127,163    0.85% (2)      0.98% (2)      1.23% (2)    30% (3)
1/1/07 to 12/31/07                 0.43       14.94      6.66         159,074    0.85           0.95           1.03         44
1/1/06 to 12/31/06                 1.99       14.51     17.18         167,529    0.91 (4)       0.97           1.17         37
1/1/05 to 12/31/05                 0.45       12.52      4.80         141,038    0.95           0.99           1.04         44
1/1/04 to 12/31/04                 1.01       12.07     10.48         149,609    0.95           0.98           1.13         58
1/1/03 to 12/31/03                 2.29       11.06     27.46         107,718    0.95           1.01           1.18         55

MID-CAP GROWTH SERIES
1/1/08 to 6/30/08 (Unaudited) $   (1.91)   $  14.49    (11.65)% (3)  $ 70,196    1.08% (2)      1.08% (2)      0.77)% (2)   32% (3)
1/1/07 to 12/31/07                 2.94       16.40     21.80          87,253    1.05           1.05           0.73)       149
1/1/06 to 12/31/06                 0.53       13.46      4.13          89,512    1.13 (4)       1.14           0.72)        80
1/1/05 to 12/31/05                 0.52       12.93      4.18          47,162    1.15           1.21           0.76)       178
1/1/04 to 12/31/04                 0.78       12.41      6.72          62,681    1.15           1.18           0.53)       175
1/1/03 to 12/31/03                 2.60       11.63     28.83          61,294    1.15           1.16           0.67)       174

MONEY MARKET SERIES
1/1/08 to 6/30/08 (Unaudited) $      --    $  10.00      1.38% (3)   $188,107    0.59% (2)      0.59% (2)      2.76% (2)   N/A
1/1/07 to 12/31/07                   --       10.00      4.88         169,437    0.57           0.57           4.74        N/A
1/1/06 to 12/31/06                   --       10.00      4.41         157,158    0.65           0.66           4.35        N/A
1/1/05 to 12/31/05                   --       10.00      2.58         146,431    0.65           0.66           2.54        N/A
1/1/04 to 12/31/04                   --       10.00      0.79         156,996    0.64           0.64           0.77        N/A
1/1/03 to 12/31/03                   --       10.00      0.68         202,644    0.59           0.59           0.69        N/A

MULTI-SECTOR FIXED INCOME SERIES
1/1/08 to 6/30/08 (Unaudited) $   (0.48)   $   8.61     (0.85)% (3)  $226,513    0.75% (2)      0.76% (2)      6.46% (2)    47% (3)
1/1/07 to 12/31/07                (0.16)       9.09      3.71         250,867    0.74           0.74           5.65         94
1/1/06 to 12/31/06                 0.11        9.25      6.84         245,750    0.74           0.74           5.60         90
1/1/05 to 12/31/05                (0.29)       9.14      1.78         239,097    0.75           0.75           5.37         91
1/1/04 to 12/31/04                 0.04        9.43      6.84         249,885    0.73           0.73           5.68        100
1/1/03 to 12/31/03 (5)             0.63        9.39     14.58         198,502    0.74           0.74           6.35        156

MULTI-SECTOR SHORT TERM BOND SERIES
1/1/08 to 6/30/08 (Unaudited) $   (0.28)   $   9.59      0.19% (3)   $ 54,067    0.70% (2)      0.84% (2)      5.63% (2)    63% (3)
1/1/07 to 12/31/07                (0.14)       9.87      3.99          44,168    0.70           0.82           5.23         73
1/1/06 to 12/31/06                 0.08       10.01      5.71          46,663    0.70           0.88           4.92         87
1/1/05 to 12/31/05                (0.23)       9.93      1.36          47,534    0.70           0.98           4.45         91
1/1/04 to 12/31/04                 0.11       10.16      5.34          36,136    0.51 (4)       1.08           4.37         79
2/3/06 (inception) to 12/31/03     0.05       10.05      2.96 (3)      21,348    0.20 (2)(4)    1.54 (2)       4.90 (2)     50 (3)

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET                         NET                     DIVIDENDS    DISTRIBUTIONS
                                   ASSET         NET          REALIZED       TOTAL        FROM            FROM
                                   VALUE,    INVESTMENT         AND          FROM          NET            NET
                                 BEGINNING     INCOME        UNREALIZED   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                 OF PERIOD     (LOSS)       GAIN/(LOSS)   OPERATIONS     INCOME          GAINS       DISTRIBUTIONS
                                 ---------   -----------    -----------   ----------   -----------   -------------   -------------
STRATEGIC ALLOCATION SERIES
1/1/08 to 6/30/08 (Unaudited)    $   12.95   $  0.18 (1)    $    (1.13)   $   (0.95)   $    (0.21)   $     (0.12)    $    (0.33)
1/1/07 to 12/31/07                   13.30      0.36 (1)          0.43         0.79         (0.37)         (0.77)         (1.14)
1/1/06 to 12/31/06                   13.78      0.38 (1)          1.31         1.69         (0.38)         (1.79)         (2.17)
1/1/05 to 12/31/05                   14.24      0.34 (1)         (0.08)        0.26         (0.33)         (0.39)         (0.72)
1/1/04 to 12/31/04                   13.96      0.37              0.65         1.02         (0.37)         (0.37)         (0.74)
1/1/03 to 12/31/03 (6)               11.95      0.33              2.02         2.35         (0.34)            --          (0.34)

ABERDEEN INTERNATIONAL SERIES
1/1/08 to 6/30/08 (Unaudited)    $   19.14   $  0.35 (1)    $    (1.40)   $   (1.05)   $    (0.10)   $     (0.71)    $    (0.81)
1/1/07 to 12/31/07                   17.80      0.40 (1)          2.25         2.65         (0.30)         (1.01)         (1.31)
1/1/06 to 12/31/06                   14.29      0.33 (1)          3.53         3.86         (0.35)            --          (0.35)
1/1/05 to 12/31/05                   12.54      0.46 (1)          1.86         2.32         (0.57)            --          (0.57)
1/1/04 to 12/31/04                   10.66      0.23              1.96         2.19         (0.31)            --          (0.31)
1/1/03 to 12/31/03                    8.24      0.18              2.41         2.59         (0.17)            --          (0.17)

ALGER SMALL-CAP GROWTH SERIES
1/1/08 to 6/30/08 (Unaudited)    $   17.85   $ (0.06) (1)   $    (2.71)   $   (2.77)   $       --    $     (0.46)    $    (0.46)
1/1/07 to 12/31/07                   18.65     (0.12) (1)         3.07         2.95            --          (3.75)         (3.75)
1/1/06 to 12/31/06                   15.61     (0.10) (1)         3.14         3.04            --             --             --
1/1/05 to 12/31/05                   14.72     (0.08) (1)         2.38         2.30            --          (1.41)         (1.41)
1/1/04 to 12/31/04                   14.64     (0.11) (1)         0.42         0.31            --          (0.23)         (0.23)
1/1/03 to 12/31/03                   10.08     (0.10) (1)         5.49         5.39            --          (0.83)         (0.83)

DUFF & PHELPS REAL ESTATE SECURITIES SERIES
1/1/08 to 6/30/08 (Unaudited)    $   26.82   $  0.43 (1)    $    (1.19)   $   (0.76)   $    (0.24)   $     (0.58)    $    (0.82)
1/1/07 to 12/31/07                   35.60      0.51 (1)         (6.00)       (5.49)        (0.44)         (2.85)         (3.29)
1/1/06 to 12/31/06                   28.38      0.45 (1)          9.90        10.35         (0.44)         (2.69)         (3.13)
1/1/05 to 12/31/05                   26.39      0.44 (1)          3.46         3.90         (0.44)         (1.47)         (1.91)
1/1/04 to 12/31/04                   21.85      0.56              6.87         7.43         (0.59)         (2.30)         (2.89)
1/1/03 to 12/31/03                   16.85      0.64              5.67         6.31         (0.66)         (0.65)         (1.31)

DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
1/1/08 to 6/30/08 (Unaudited)    $   11.86   $  0.06 (1)    $    (0.98)   $   (0.92)   $    (0.03)   $     (0.02)    $    (0.05)
1/1/07 to 12/31/07                   11.15      0.16 (1)          0.78         0.94         (0.13)         (0.10)         (0.23)
2/3/06 (inception) to 12/31/06       10.00      0.11              1.15         1.26         (0.11)            --          (0.11)

DYNAMIC ASSET ALLOCATION SERIES: GROWTH
1/1/08 to 6/30/08 (Unaudited)    $   11.54   $  0.09 (1)    $    (0.77)   $   (0.68)   $    (0.04)   $        --     $    (0.04)
1/1/07 to 12/31/07                   10.87      0.22 (1)          0.69         0.91         (0.16)         (0.08)         (0.24)
2/3/06 (inception) to 12/31/06       10.00      0.13              0.87         1.00         (0.13)            --          (0.13)

DYNAMIC ASSET ALLOCATION SERIES: MODERATE
1/1/08 to 6/30/08 (Unaudited)    $   10.86   $  0.14 (1)    $    (0.34)   $   (0.20)   $    (0.05)   $        --     $    (0.05)
1/1/07 to 12/31/07                   10.41      0.30 (1)          0.54         0.84         (0.24)         (0.15)         (0.39)
2/3/06 (inception) to 12/31/06       10.00      0.15              0.42         0.57         (0.16)            --          (0.16)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                                                                                              RATIO OF
                                                                                                GROSS
                                                                                               EXPENSES        RATIO OF
                                              NET                     NET      RATIO OF       TO AVERAGE        NET
                                CHANGE       ASSET                   ASSETS      NET          NET ASSETS      INVESTMENT
                                  IN         VALUE,                  END OF    EXPENSES     (BEFORE WAIVERS  INCOME (LOSS) PORTFOLIO
                               NET ASSET     END OF     TOTAL        PERIOD    TO AVERAGE         AND         TO AVERAGE   TURNOVER
                                 VALUE       PERIOD    RETURN        (000S)    NET ASSETS    REIMBURSEMENTS)  NET ASSETS     RATE
                               ----------   -------- ------------  ---------- -----------   ---------------  ------------ ----------
STRATEGIC ALLOCATION SERIES
1/1/08 to 6/30/08 (Unaudited)    $(1.28)   $  11.67     (7.37)% (3)  $226,644    0.85% (2)      0.86% (2)      2.91% (2)   28% (3)
1/1/07 to 12/31/07                (0.35)      12.95      5.98         270,653    0.84           0.84           2.62        52
1/1/06 to 12/31/06                (0.48)      13.30     12.69         316,145    0.83           0.84           2.66        86
1/1/05 to 12/31/05                (0.46)      13.78      1.79         352,742    0.79           0.79           2.39        62
1/1/04 to 12/31/04                 0.28       14.24      7.46         427,843    0.78           0.78           2.44        65
1/1/03 to 12/31/03 (6)             2.01       13.96     19.87         468,630    0.77           0.77           2.54        87

ABERDEEN INTERNATIONAL SERIES
1/1/08 to 6/30/08 (Unaudited)    $(1.86)   $  17.28     (5.50)% (3)  $470,624    0.99% (2)      0.99% (2)      3.86% (2)   16% (3)
1/1/07 to 12/31/07                 1.34       19.14     14.94         501,913    0.98           0.98           2.10        34
1/1/06 to 12/31/06                 3.51       17.80     27.37         421,281    1.01           1.01           2.06        56
1/1/05 to 12/31/05                 1.75       14.29     18.57         190,634    1.06           1.06           3.56        44
1/1/04 to 12/31/04                 1.88       12.54     20.78         180,668    1.05           1.05           2.12        48
1/1/03 to 12/31/03                 2.42       10.66     31.86         145,580    1.07           1.07           1.99        39

ALGER SMALL-CAP GROWTH SERIES
1/1/08 to 6/30/08 (Unaudited)    $(3.23)   $  14.62    (15.50)% (3)  $ 43,658    1.00% (2)      1.18% (2)     (0.75)% (2)   31% (3)
1/1/07 to 12/31/07                (0.80)      17.85     16.10          55,768    1.00           1.12          (0.62)        59
1/1/06 to 12/31/06                 3.04       18.65     19.45          57,653    1.00           1.27          (0.59)       147
1/1/05 to 12/31/05                 0.89       15.61     15.64          23,178    1.00           1.65          (0.54)       182
1/1/04 to 12/31/04                 0.08       14.72      2.12          19,561    1.00           1.74          (0.75)       200
1/1/03 to 12/31/03                 4.56       14.64     53.38          13,026    1.00           3.49          (0.75)       180

DUFF & PHELPS REAL ESTATE SECURITIES SERIES
1/1/08 to 6/30/08 (Unaudited)    $(1.58)   $  25.24     (2.86)% (3)  $132,271    1.00% (2)      1.00% (2)      3.22% (2)    16% (3)
1/1/07 to 12/31/07                (8.78)      26.82    (15.71)        135,140    0.98           0.98           1.50         23
1/1/06 to 12/31/06                 7.22       35.60     37.07         187,922    1.02           1.02           1.37         28
1/1/05 to 12/31/05                 1.99       28.38     15.10         137,281    1.03           1.03           1.62         26
1/1/04 to 12/31/04                 4.54       26.39     34.69         121,985    1.04           1.04           2.39         27
1/1/03 to 12/31/03                 5.00       21.85     38.27          87,376    1.07           1.12           4.72         27

DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
1/1/08 to 6/30/08 (Unaudited)    $(0.97)   $  10.89     (7.81)% (3)  $ 23,219    0.70% (2)      1.03% (2)      1.11% (2)   153% (3)
1/1/07 to 12/31/07                 0.71       11.86      8.45          23,426    0.70           1.04           1.37        105
2/3/06 (inception) to 12/31/06     1.15       11.15     12.61 (3)      11,297    0.70 (2)       1.67 (2)       2.26 (2)    110 (3)

DYNAMIC ASSET ALLOCATION SERIES: GROWTH
1/1/08 to 6/30/08 (Unaudited)    $(0.72)   $  10.82     (5.85)% (3)  $ 39,769    0.70% (2)      0.94% (2)      1.54% (2)   148% (3)
1/1/07 to 12/31/07                 0.67       11.54      8.33          36,189    0.70           1.03           1.88        127
2/3/06 (inception) to 12/31/06     0.87       10.87      9.98 (3)      13,063    0.70 (2)       1.58 (2)       2.61 (2)    125 (3)

DYNAMIC ASSET ALLOCATION SERIES: MODERATE
1/1/08 to 6/30/08 (Unaudited)    $(0.25)   $  10.61     (1.75)% (3)  $ 13,385    0.70% (2)      1.15% (2)      2.59% (2)   130% (3)
1/1/07 to 12/31/07                 0.45       10.86      7.98           7,337    0.70           1.49           2.80        140
2/3/06 (inception) to 12/31/06     0.41       10.41      5.69 (3)       3,861    0.70 (2)       3.10 (2)       3.58 (2)     81 (3)

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET                           NET                     DIVIDENDS    DISTRIBUTIONS
                                   ASSET           NET          REALIZED       TOTAL        FROM            FROM
                                   VALUE,      INVESTMENT         AND          FROM          NET            NET
                                 BEGINNING       INCOME        UNREALIZED   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                 OF PERIOD       (LOSS)       GAIN/(LOSS)   OPERATIONS     INCOME          GAINS       DISTRIBUTIONS
                                 ---------   ---------------  -----------   ----------   -----------   -------------   -------------
DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
1/1/08 to 6/30/08 (Unaudited)    $   11.30   $   0.10 (1)     $    (0.61)   $   (0.51)   $    (0.05)   $        --     $    (0.05)
1/1/07 to 12/31/07                   10.72       0.24 (1)           0.67         0.91         (0.20)         (0.13)         (0.33)
2/3/06 (inception) to 12/31/06       10.00       0.14               0.74         0.88         (0.14)         (0.02)         (0.16)

SANFORD BERNSTEIN MID-CAP VALUE SERIES
1/1/08 to 6/30/08 (Unaudited)    $   12.68   $   0.01 (1)     $    (0.83)   $   (0.82)   $    (0.02)   $     (0.21)    $    (0.23)
1/1/07 to 12/31/07                   14.12       0.02 (1)           0.31         0.33         (0.02)         (1.75)         (1.77)
1/1/06 to 12/31/06                   14.01       0.07 (1)           1.98         2.05         (0.06)         (1.88)         (1.94)
1/1/05 to 12/31/05                   14.02       0.01 (1)           1.08         1.09         (0.02)         (1.08)         (1.10)
1/1/04 to 12/31/04                   12.54       0.02               2.51         2.53         (0.02)         (1.03)         (1.05)
1/1/03 to 12/31/03                    9.20       0.03               3.72         3.75         (0.02)         (0.39)         (0.41)

SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
1/1/08 to 6/30/08 (Unaudited)    $   14.46   $   0.02 (1)     $    (1.66)   $   (1.64)   $    (0.01)   $     (0.30)    $    (0.31)
1/1/07 to 12/31/07                   17.03         -- (1)(7)       (0.30)       (0.30)           --          (2.27)         (2.27)
1/1/06 to 12/31/06                   17.02       0.04 (1)           2.77         2.81         (0.04)         (2.76)         (2.80)
1/1/05 to 12/31/05                   16.74      (0.03) (1)          1.28         1.25            --          (0.97)         (0.97)
1/1/04 to 12/31/04                   14.84      (0.03) (1)          3.39         3.36            --          (1.46)         (1.46)
1/1/03 to 12/31/03                   10.50       0.02 (1)           4.57         4.59            --          (0.25)         (0.25)

VAN KAMPEN COMSTOCK SERIES
1/1/08 to 6/30/08 (Unaudited)    $   12.49   $   0.11 (1)     $    (2.18)   $   (2.07)   $    (0.10)   $     (0.22)    $    (0.32)
1/1/07 to 12/31/07                   13.71       0.23 (1)          (0.51)       (0.28)        (0.23)         (0.71)         (0.94)
1/1/06 to 12/31/06                   13.73       0.22 (1)           2.65         2.87         (0.26)         (2.63)         (2.89)
1/1/05 to 12/31/05                   13.18       0.16 (1)           0.55         0.71         (0.16)            --          (0.16)
1/1/04 to 12/31/04                   11.77       0.11 (1)           1.41         1.52         (0.11)            --          (0.11)
1/1/03 to 12/31/03                    9.59       0.09               2.19         2.28         (0.10)            --          (0.10)

VAN KAMPEN EQUITY 500 INDEX SERIES
1/1/08 to 6/30/08 (Unaudited)    $   13.21   $   0.10 (1)     $    (1.71)   $   (1.61)   $    (0.08)   $        --     $    (0.08)
1/1/07 to 12/31/07                   12.77       0.18 (1)           0.44         0.62         (0.18)            --          (0.18)
1/1/06 to 12/31/06                   11.32       0.16               1.44         1.60         (0.15)            --          (0.15)
1/1/05 to 12/31/05                   11.05       0.13               0.28         0.41         (0.14)            --          (0.14)
1/1/04 to 12/31/04                   10.21       0.15               0.84         0.99         (0.15)            --          (0.15)
1/1/03 to 12/31/03                    8.17       0.10               2.04         2.14         (0.10)            --          (0.10)

FOOTNOTE LEGEND:

(1)   Computed using average shares outstanding.

(2)   Annualized

(3)   Not annualized

(4)   Represents a blended net operating expense ratio.

(5) As a result of changes in generally accepted accounting principles, the Multi-Sector Fixed Income Series reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was a decrease of $0.01 to net investment income per share and an increase to net realized and unrealized gain
      (loss) by $0.01 per share for the period ended December 31, 2003. The net investment ratio for the period ended December 31, 2003, changed by 0.06%.

(6) As a result of changes in generally accepted accounting principles, the Strategic Allocation Series reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. There was no change to net investment income per share, net realized and unrealized gain (loss) per share and the net investment income ratio for the period ended December 31, 2003.

(7)   Amount is less than $0.005.

                       See Notes to Financial Statements

                                                                                              RATIO OF
                                                                                                GROSS
                                                                                               EXPENSES        RATIO OF
                                              NET                     NET      RATIO OF       TO AVERAGE        NET
                                CHANGE       ASSET                   ASSETS      NET          NET ASSETS      INVESTMENT
                                  IN         VALUE,                  END OF    EXPENSES     (BEFORE WAIVERS  INCOME (LOSS) PORTFOLIO
                               NET ASSET     END OF     TOTAL        PERIOD    TO AVERAGE         AND         TO AVERAGE   TURNOVER
                                 VALUE       PERIOD    RETURN        (000S)    NET ASSETS    REIMBURSEMENTS)  NET ASSETS     RATE
                               ----------   -------- ------------  ---------- -----------   ---------------  ------------ ----------
DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
1/1/08 to 6/30/08 (Unaudited)    $(0.56)   $  10.74     (4.47)% (3)  $ 23,892    0.70% (2)       1.03% (2)     1.89% (2)   146% (3)
1/1/07 to 12/31/07                 0.58       11.30      8.50          19,685    0.70            1.11          2.14        146
2/3/06 (inception) to 12/31/06     0.72       10.72      8.78 (3)       9,364    0.70 (2)        1.99 (2)      3.20 (2)    106 (3)

SANFORD BERNSTEIN MID-CAP VALUE SERIES
1/1/08 to 6/30/08 (Unaudited)    $(1.05)   $  11.63     (6.57)% (3)  $128,926    1.30% (2)       1.31% (2)     0.16% (2)    17% (3)
1/1/07 to 12/31/07                (1.44)      12.68      2.00         138,254    1.29            1.29          0.11         33
1/1/06 to 12/31/06                 0.11       14.12     14.91         131,717    1.30            1.32          0.46         52
1/1/05 to 12/31/05                (0.01)      14.01      7.73         121,855    1.30            1.33          0.07         37
1/1/04 to 12/31/04                 1.48       14.02     20.41         116,014    1.30            1.34          0.25         36
1/1/03 to 12/31/03                 3.34       12.54     40.97          85,868    1.30            1.37          0.46         29

SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
1/1/08 to 6/30/08 (Unaudited)    $(1.95)   $  12.51    (11.36)% (3)  $ 62,216    1.30% (2)       1.36% (2)     0.26% (2)    21% (3)
1/1/07 to 12/31/07                (2.57)      14.46     (2.10)         73,242    1.30            1.31          0.03)        32
1/1/06 to 12/31/06                 0.01       17.03     16.75          82,771    1.30            1.35          0.21         55
1/1/05 to 12/31/05                 0.28       17.02      7.46          72,422    1.30            1.40          0.19)        32
1/1/04 to 12/31/04                 1.90       16.74     22.67          67,785    1.30            1.43          0.22)        44
1/1/03 to 12/31/03                 4.34       14.84     43.86          48,756    1.30            1.52          0.14         36

VAN KAMPEN COMSTOCK SERIES
1/1/08 to 6/30/08 (Unaudited)    $(2.39)   $  10.10    (16.61)% (3)  $ 64,170    0.95% (2)       1.00% (2)     1.96% (2)     6% (3)
1/1/07 to 12/31/07                (1.22)      12.49     (2.22)         87,372    0.95            0.96          1.61         15
1/1/06 to 12/31/06                (0.02)      13.71     20.90         108,209    0.95            1.00          1.50        105
1/1/05 to 12/31/05                 0.55       13.73      5.43         106,716    0.95            0.99          1.25         58
1/1/04 to 12/31/04                 1.41       13.18     12.91         134,224    0.95            0.98          0.92         91
1/1/03 to 12/31/03                 2.18       11.77     23.87          92,805    0.95            1.02          0.88        393

VAN KAMPEN EQUITY 500 INDEX SERIES
1/1/08 to 6/30/08 (Unaudited)    $(1.69)   $  11.52    (12.16)% (3)  $ 98,786    0.50% (2)       0.66% (2)     1.57% (2)     7% (3)
1/1/07 to 12/31/07                 0.44       13.21      4.87         123,644    0.58            0.73          1.34          3
1/1/06 to 12/31/06                 1.45       12.77     14.21         142,346    0.63 (4)        0.77          1.36         74
1/1/05 to 12/31/05                 0.27       11.32      3.69         105,058    0.65            0.72          1.22         14
1/1/04 to 12/31/04                 0.84       11.05      9.84         119,629    0.65            0.72          1.44         22
1/1/03 to 12/31/03                 2.04       10.21     26.23         110,334    0.65            0.72          1.18         52

                       See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2008
                                   (UNAUDITED)

NOTE 1--ORGANIZATION

      The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Fund is organized with series, which are available only to the following separate accounts: Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Life Separate Accounts B, C, and D.

      The Fund is comprised of 18 series (each a "series"), each having a distinct investment objective as outlined below:

                                                     INVESTMENT OBJECTIVE
SERIES NAME                                          EACH SERIES SEEKS TO PROVIDE
--------------------------------------------------   -------------------------------------------------------------------------
Capital Growth Series                                Intermediate and long-term capital appreciation, with income as a secondary consideration.

Growth and Income Series                             Capital appreciation and current income.

Mid-Cap Growth Series                                Capital appreciation.

Money Market Series                                  As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Multi-Sector Fixed Income Series                     Long-term total return.

Multi-Sector Short Term Bond Series                  High current income while attempting to limit changes
                                                     in the Series' net asset value per share caused by interest rate changes.

Strategic Allocation Series                          High total return over an extended period of time consistent with prudent investment risk.

Aberdeen International Series                        High total return consistent with reasonable risk.

Alger Small-Cap Growth Series                        Long-term capital growth.

Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal emphasis.

Dynamic Asset Allocation Series: Aggressive Growth   Long-term capital growth.

Dynamic Asset Allocation Series: Growth              Long-term capital growth with current income as a secondary consideration.

Dynamic Asset Allocation Series: Moderate            Current income with capital growth as a secondary consideration.

Dynamic Asset Allocation Series: Moderate Growth     Long-term capital growth and current income, with a greater emphasis on capital growth.

Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation with current income as a secondary objective.

Sanford Bernstein Small-Cap Value Series             Long-term capital appreciation by investing primarily in small-
                                                     capitalization stocks that appear to be undervalued, with current income as a secondary objective.

Van Kampen Comstock Series                           Long-term capital appreciation with current income as a secondary objective.

Van Kampen Equity 500 Index Series                   High total return.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in accordance with procedures that have been approved by the Fund's Board of Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

      may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      On June 30, 2008, Aberdeen International Series utilized fair value pricing for its foreign common stocks.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      Money Market Series uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The deviations between the net asset value per share are monitored by using available market quotations and Money Market Series' net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

      The series have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal year of each series. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      - Level 3 - prices determined using significant unobservable inputs (including the series' own assumptions in determining the fair value of investments)

      The following is a summary of the inputs used to value the series' net assets as of June 30, 2008 (reported in 000s). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

                                              LEVEL 1 -       LEVEL 2 -            LEVEL 3 -
                  SERIES                        QUOTED       SIGNIFICANT          SIGNIFICANT
INVESTMENTS IN SECURITIES (MARKET VALUE)        PRICES    OBSERVABLE INPUTS   UNOBSERVABLE INPUTS    TOTAL
-------------------------------------------   ----------  -----------------   -------------------  ----------
Capital Growth Series ......................  $ 329,875   $           4,325   $                --  $ 334,200
Growth and Income Series ...................    125,597               1,425                    --    127,022
Mid-Cap Growth Series ......................     68,626               1,998                   219     70,843
Money Market Series ........................         --             187,217                    --    187,217
Multi-Sector Fixed Income Series ...........        572             214,247                 8,587    223,406
Multi-Sector Short Term Bond Series ........         --              52,461                 1,979     54,440
Strategic Allocation Series ................    127,793              99,284                 2,206    229,283
Aberdeen International Series ..............     73,446             395,044                    --    468,490
Alger Small-Cap Growth Series ..............     43,164                 500                    49     43,713
Duff & Phelps Real Estate Securities
   Series ..................................    129,845               2,040                    --    131,885
Dynamic Asset Allocation Series:
   Aggressive Growth .......................     23,156                  --                    --     23,156
Dynamic Asset Allocation Series: Growth ....     39,655                  --                    --     39,655
Dynamic Asset Allocation Series: Moderate ..     13,012                  --                    --     13,012
Dynamic Asset Allocation Series:
   Moderate Growth .........................     23,841                  --                    --     23,841
Sanford Bernstein Mid-Cap Value Series .....    129,723                  --                    --    129,723
Sanford Bernstein Small-Cap Value Series ...     62,077                  --                    --     62,077
Van Kampen Comstock Series .................     62,114               1,900                    --     64,014
Van Kampen Equity 500 Index Series .........     97,762                 354                    --     98,116

OTHER FINANCIAL INSTRUMENTS*

Van Kampen Equity 500 Index Series .........  $     (59)  $              --   $                --  $     (59)

* Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

      The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                                     INVESTMENTS IN SECURITIES
                                                                        (REPORTED IN 000S)
                                          -----------------------------------------------------------------------------------
                                                                                                   STRATEGIC        ALGER
                                             MID-CAP     MULTI-SECTOR FIXED   MULTI-SECTOR SHORT   ALLOCATION     SMALL-CAP
                                          GROWTH SERIES    INCOME SERIES       TERM BOND SERIES      SERIES     GROWTH SERIES
                                          -------------  ------------------   ------------------   ----------   -------------
BALANCE AS OF DECEMBER 31, 2007 ......... $          --  $           10,733   $            2,886   $    5,155   $          --
Accrued discounts/premiums ..............            --                 160                   45            6              --
Realized gain (loss) ....................            --                 (75)                (344)        (104)             --
Change in unrealized appreciation
(depreciation)(1) .......................            --                (885)                 (27)         (26)             --
Net purchases (sales) ...................            --              (2,562)                (973)      (2,681)             --
Transfers in and/or out of Level 3(2) ...           219               1,216                  392         (144)             49
                                          -------------  ------------------   ------------------   ----------   -------------
BALANCE AS OF JUNE 30, 2008 ............. $         219  $            8,587   $            1,979   $    2,206   $          49
                                          =============  ==================   ==================   ==========   =============

(1) Disclosed in the Statements of Operations under Net realized gain (loss) on investments.

(2) Transfers in or out of Level 3 represents the ending value as of June 30, 2008, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES

      Each series is treated as a separate taxable entity. It is the policy of each series in the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      Certain series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the series' tax positions and has concluded that no provision for income tax is required in the series' financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are recorded by each series on the ex-dividend date. For Money Market, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES

      Expenses incurred by the Fund with respect to more than one series are allocated in proportion to the net assets of each series, except where allocation of direct expenses to each series or an alternative allocation method can be more appropriately made. In addition to the Total Annual Series Operating Expenses that the series bear directly, series which invest in underlying funds will also bear their pro rata portion of the operating expenses of the underlying fund. Contract owners, as investors in these Series, indirectly assume a proportional share of these expenses.

F. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

H. FORWARD CURRENCY CONTRACTS

      Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if a counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each series as unrealized gain or loss. When the contract is closed or offset with the same counterparty, the series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. FUTURES CONTRACTS

      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the series as unrealized gains or losses. When the contract is closed, the series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

J. REIT INVESTMENTS

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

K. SECURITY LENDING

      Certain series may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash or U.S. Government Treasuries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the series net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

      At June 30, 2008, none of the series had securities on loan.

L. LOAN AGREEMENTS

      Certain series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the series purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due. Currently, the series only hold assignment loans.

M. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Certain series may engage in when-issued or delayed delivery transactions. Each series records when-issued and delayed delivery securities on the trade date. Each series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

N. REPURCHASE AGREEMENTS

      A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

O. CREDIT LINKED NOTES

      Certain series may invest in credit linked notes, which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

      The advisor to the Fund is Phoenix Variable Advisors, Inc. ("PVA") (the "Advisor"). PVA is a wholly-owned subsidiary of PM Holdings, Inc. PVA is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("PLIC").

      As compensation for its service to the Fund, the advisor is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate series listed below:

                                     RATE          RATE         RATE
                                   FOR FIRST     FOR NEXT     FOR OVER
                                     $ 250        $ 250        $ 500
Series                              MILLION       MILLION      MILLION
--------------------------------   ---------     --------     --------
Capital Growth Series ...........     0.70%         0.65%        0.60%
Growth and Income Series ........     0.70          0.65         0.60
Mid-Cap Growth Series ...........     0.80          0.80         0.80
Money Market Series .............     0.40          0.35         0.30
Multi-Sector
   Fixed Income Series ..........     0.50          0.45         0.40
Multi-Sector
   Short Term Bond Series .......     0.50          0.45         0.40
Strategic Allocation Series .....     0.60          0.55         0.50
Aberdeen International Series ...     0.75          0.70         0.65
Alger Small-Cap Growth Series ...     0.85          0.85         0.85
Dynamic Asset Allocation Series:
   Aggressive Growth ............     0.40          0.40         0.40
Dynamic Asset Allocation Series:
   Growth .......................     0.40          0.40         0.40
Dynamic Asset Allocation Series:
   Moderate .....................     0.40          0.40         0.40
Dynamic Asset Allocation Series:
   Moderate Growth ..............     0.40          0.40         0.40
Sanford Bernstein
   Mid-Cap Value Series .........     1.05          1.05         1.05
Sanford Bernstein
   Small-Cap Value Series .......     1.05          1.05         1.05
Van Kampen Comstock Series ......     0.70          0.65         0.60
Van Kampen
   Equity 500 Index Series ......     0.35          0.35         0.35

                                      RATE          RATE         RATE
                                   FOR FIRST      FOR NEXT     FOR OVER
                                   $1 BILLION    $1 BILLION   $2 BILLION
                                   ----------    ----------   ----------
Duff & Phelps Real Estate
   Securities Series ............     0.75%         0.70%        0.65%

      Pursuant to subadvisory agreements, PVA delegates certain investment decisions and/or research functions with respect to the following series to the subadvisor indicated, for which each is paid a fee by the advisor.

Series                                      SUBADVISOR
----------------------------------------    --------------------
Capital Growth Series                       Harris (1)
Growth and Income Series                    PIC (2)*
Mid-Cap Growth Series                       Neuberger (3)
Money Market Series                         Goodwin (4)*
Multi-Sector Fixed Income Series            Goodwin (4)*
Multi-Sector Short Term Bond Series         Goodwin (4)*
Strategic Allocation Series
   (equity portion)                         PIC (2)*
Strategic Allocation Series
   (fixed income portion)                   Goodwin (4)*
Aberdeen International Series               Aberdeen (5)
Alger Small-Cap Growth Series               Alger (6)
Duff & Phelps Real Estate
   Securities Series                        Duff & Phelps (7)*
Dynamic Asset Allocation Series:
   Aggressive Growth                        Ibbotson (8)+
Dynamic Asset Allocation Series:
   Growth                                   Ibbotson (8)+
Dynamic Asset Allocation Series:
   Moderate                                 Ibbotson (8)+
Dynamic Asset Allocation Series:
   Moderate Growth                          Ibbotson (8)+
Sanford Bernstein Mid-Cap Value Series      AllianceBernstein (9)
Sanford Bernstein Small-Cap Value Series    AllianceBernstein (9)
Van Kampen Comstock Series                  Van Kampen (10)
Van Kampen Equity 500 Index Series          Van Kampen (10)

(1)   Harris Investment Management, Inc.

(2)   Phoenix Investment Counsel, Inc.

(3)   Neuberger Berman Management, Inc.

(4)   Goodwin Capital Advisers, Inc.

(5)   Aberdeen Asset Management, Inc.

(6)   Fred Alger Management, Inc.

(7)   Duff & Phelps Investment Management Company.

(8)   Ibbotson Associates, Inc. (Effective March 1, 2008)

(9)   AllianceBernstein, L.P.

(10)  Morgan Stanley Investment Management Inc. dba Van Kampen

*     Affiliated Company.

+ Prior to March 1, 2008, Standard & Poor's Investment Advisory Services LLC served as the subadvisor to the series.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

      The advisor has contractually agreed to reimburse expenses of the Fund (excluding management and distribution fees, interest, taxes, brokerage fees and commissions), so that such expenses exceed the operating expenses of the series' average net assets (the "expense caps") until December 31, 2008, as listed in the chart below.

                                                                   MAXIMUM
                                                                  OPERATING
                                                                   EXPENSE
                                                                  ---------
      Capital Growth Series ...................................      0.25%
      Growth and Income Series ................................      0.15
      Mid-Cap Growth Series ...................................      0.30
      Money Market Series .....................................      0.25
      Multi-Sector Fixed Income Series ........................      0.25
      Multi-Sector Short Term Bond Series .....................      0.20
      Strategic Allocation Series .............................      0.25
      Aberdeen International Series ...........................      0.30
      Alger Small-Cap Growth Series ...........................      0.15
      Duff & Phelps Real Estate Securities Series .............      0.35
      Dynamic Asset Allocation Series: Aggressive Growth ......      0.05
      Dynamic Asset Allocation Series: Growth .................      0.05
      Dynamic Asset Allocation Series: Moderate ...............      0.05
      Dynamic Asset Allocation Series: Moderate Growth ........      0.05
      Sanford Bernstein Mid-Cap Value Series ..................      0.25
      Sanford Bernstein Small-Cap Value Series ................      0.25
      Van Kampen Comstock Series ..............................      0.25
      Van Kampen Equity 500 Index Series ......................      0.15

      Phoenix Equity Planning Corporation ("PEPCO"), is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP") and serves as the Administrator to the Fund. For its services, which include financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the money market funds, the fee is 0.035% of the average net assets across all Phoenix money market funds within the Phoenix Funds Family.

      For the six-month period (the "period") ended June 30, 2008, the Fund incurred administration fees totaling $977 (reported in 000s).

      Pursuant to a Service Agreement, PLIC a wholly-owned subsidiary of The Phoenix Companies ("PNX"), receives a service fee at the annual rate of 0.058% of the average daily net assets of each series for providing certain stock transfer and accounting services for each series. For the period ended June 30, 2008, the Fund paid PLIC $705 (reported in 000s).

      PEPCO serves as the distributor to the Dynamic Asset Allocation Series' shares. For its services each Dynamic Asset Allocation Series pays PEPCO distribution and/or service fees at an annual rate not to exceed 0.25% of the average daily net assets of each respective Dynamic Asset Allocation Series.

      At June 30, 2008, PLIC and its affiliates held shares in the Fund which aggregate the following:

                                                     AGGREGATE
                                                     NET ASSET
                                                       VALUE
                                                   (REPORTED IN
                                          SHARES      000'S)
                                          ------   ------------
      Dynamic Asset Allocation Series:
         Aggressive Growth............    20,683   $        225
      Dynamic Asset Allocation Series:
         Growth.......................    20,732            224
      Dynamic Asset Allocation Series:
         Moderate.....................    21,131            224
      Dynamic Asset Allocation Series:
         Moderate Growth..............    20,999            226

      The Fund provides a deferred compensation plan for its disinterested trustees. Under the deferred compensation plan, disinterested trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, and then, in turn, may be invested in the shares of unaffiliated mutual funds selected by the disinterested trustees. Investments in such unaffiliated mutual funds are included in "Other assets" on the Statement of Assets and Liabilities at June 30, 2008.

NOTE 4--PURCHASES AND SALES OF SECURITIES
      (amounts reported in 000s)

      Purchases and sales of securities for all Series excluding the Money Market Series (excluding U.S. Government and agency securities, short-term securities, futures contracts, and forward currency contracts) during the period ended June 30, 2008, were as follows:

                                               PURCHASES    SALES
                                               ---------  ---------
      Capital Growth Series .................  $ 164,037  $ 191,625
      Growth and Income Series ..............     42,383     54,731
      Mid-Cap Growth Series .................     23,026     27,898
      Multi-Sector Fixed Income Series ......     73,170     75,908
      Multi-Sector Short Term Bond Series ...     25,976     16,950
      Strategic Allocation Series ...........     57,893     76,768
      Aberdeen International Series .........     84,300     74,143
      Alger Small-Cap Growth Series .........     14,534     18,464
      Duff & Phelps Real Estate
         Securities Series ..................     27,374     21,110
      Dynamic Asset Allocation Series:
         Aggressive Growth ..................     36,174     34,003
      Dynamic Asset Allocation Series:
         Growth .............................     60,655     54,537
      Dynamic Asset Allocation Series:
         Moderate ...........................     18,461     12,336
      Dynamic Asset Allocation Series:
         Moderate Growth ....................     36,921     31,476
      Sanford Bernstein
         Mid-Cap Value Series ...............     25,828     22,061
      Sanford Bernstein
         Small-Cap Value Series .............     14,171     14,511
      Van Kampen Comstock Series ............      4,710     10,927
      Van Kampen Equity 500 Index Series ....      7,666     16,553

      Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2008, were as follows:

                                               PURCHASES    SALES
                                               ---------  ---------
      Multi-Sector Fixed Income Series.......  $  38,058  $  47,279
      Multi-Sector Short Term Bond Series ...     20,631     17,545
      Strategic Allocation Series............      9,241     10,871

      NOTE 5--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series' ability to repatriate such amounts.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisors and/or subadvisors to accurately predict risk.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

      Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

      At June 30, 2008, the series held securities in specific sectors as detailed below:

                                                        PERCENTAGE
                                                         OF TOTAL
      SERIES                           SECTOR           NET ASSETS
      -----------------------   ----------------------  ----------
      Capital Growth Series..   Information Technology      26%

      NOTE 6--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each series' Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At June 30, 2008, the Fund held the following illiquid and restricted securities (reported in 000s):

                                                          MARKET
                                           ACQUISITION  VALUE AND
                                              DATE        % OF
                                            AND COST    NET ASSETS
                                           -----------  ----------
      Multi-Sector Fixed Income Series
         MASTR Alternative Net Interest
         Margin 06-6, N1 144A
         3.482% due 9/26/46 .............       8/3/06  $        3
                                           $       150         0.0%

      Multi-Sector Short Term Bond Series
         MASTR Alternative Net Interest
         Margin 06-6, N1 144A
         3.482% due 9/26/46 .............       8/3/06  $        1
                                           $        27         0.0%

         MASTR Alternative Net Interest
         Margin Trust 05-CW1A, N1 144A
         6.750% due 12/26/35 ............     11/18/05  $        2
                                           $        15         0.0%

         MASTR Resecuritization Trust
         05-4CI, N2 144A
         5.482% due 4/26/45 .............      1/12/06  $       33
                                           $       120         0.1%

      Alger Small-Cap Growth Series
         Autobytel, Inc. ................      6/20/03  $        5
                                           $        20         0.0%

         Concho Resources, Inc. .........       6/4/08  $       49
                                           $        42         0.1%

      Van Kampen Equity 500 Index Series
         Seagate Technology Tax
         Refund Rights ..................     11/22/00  $        0
                                           $         0           0%

      Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 7--INDEMNIFICATIONS

      Under the series' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the series. In addition, the series enter into contracts that contain a variety of indemnifications. The series' maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

NOTE 8--REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

      In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter, the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

      The Company does not believe that the outcome of these matters will be material to these financial statements.

NOTE 9--MANAGER OF MANAGERS

      The Fund and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to review and approval of the Fund's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the Fund. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 10--MIXED AND SHARED FUNDING

      Shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and could be offered to separate accounts of other insurance companies in the future.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2008
                                   (UNAUDITED)

      The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Fund's Trustees do not foresee any such differences or disadvantages at this time. However, the Fund's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Fund or shares of another fund may be substituted.

NOTE 11--EXEMPTIVE ORDER

      On June 5, 2006, the SEC issued an order under Section 12(d)(1)(J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d)(1)(A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Phoenix Dynamic Allocation Series to invest in other affiliated and unaffiliated funds, including exchange traded funds. Before the order was granted, the Series could invest in affiliated funds only or exchange traded funds only, but not in unaffiliated funds or a combination of affiliated funds, exchange traded funds, and unaffiliated funds.

NOTE 12--RECENTLY ISSUED ACCOUNTING STANDARDS

      In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a series' results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

NOTE 13--OTHER

      The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

NOTE  14--FEDERAL INCOME TAX INFORMATION
      (Amounts reported in 000s)

      The following series have capital loss carryovers which may be used to offset future capital gains.

                                                               EXPIRATION YEAR
                             ------------------------------------------------------------------------------------------
                               2008      2009       2010      2011      2012      2013      2014      2015      TOTAL
                             --------  ---------  --------  --------  --------  --------  --------  --------  ---------
Capital Growth Series .....        --  $ 192,231  $ 84,342  $  5,973  $  2,820        --        --        --  $ 285,366
Mid-Cap Growth Series .....  $ 38,041     39,730    16,035        --        --  $    981        --        --     94,787
Money Market Series .......        --         --        --        --        --        --        --  $      7          7
Multi-Sector Fixed
   Income Series ..........     5,548      4,981     7,850        --        --        --        --        --     18,379
Multi-Sector Short Term
   Bond Series ............        --         --        --        --       137       159  $    167        --        463
Van Kampen Equity 500
   Index Series ...........        --         --     7,004     8,593       575     1,188        --        --     17,360

      The Fund may not realize the benefit of these losses to the extent each series does not realize gains on investments prior to the expiration of the capital loss carryovers. The Capital Growth Series, the Mid-Cap Growth Series and the Van Kampen Equity 500 Index Series amounts include losses acquired in connection with prior years mergers.

NOTE 15--SUBADVISOR CHANGE

      On June 25, 2008, Fred Alger Management, Inc. provided written notice that it was terminating its subadvisory relationship with the Alger Small-Cap Growth Series no later than October 1, 2008. PVA advised the Board of Trustees that it would be recommending a new subadvisor for the Series for its consideration and approval.

NOTE 16--SPIN-OFF OF ASSET MANAGEMENT

      On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners ("PXP"), to PNX's shareholders. The Fund's Administrator and Transfer Agent, Phoenix Equity Planning Corporation, a subsidiary of PXP, Phoenix Investment Counsel, Inc., a subsidiary of PXP, which is the subadvisor to the Phoenix Growth and Income Series, the Phoenix Strategic Allocation Series, and Duff & Phelps Investment Management Company, a subsidiary of PXP, the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series, are also intended to be part of the spin-off. Goodwin Capital Advisors, Inc., a subsidiary of PXP, which is a subadvisor to Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short-Term Bond Series, and the Phoenix Strategic Allocation Series, is intended to be distributed to PNX or a PNX affiliate as part of the spin-off.

                          THE PHOENIX EDGE SERIES FUND
     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
             AGREEMENTS FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES:
                        AGGRESSIVE GROWTH (THE "SERIES")

      The Board of Trustees is responsible for determining whether to approve the Series' advisory and subadvisory agreements. The current subadvisor, Standard & Poor's Investment Advisory Services LLC, advised the Series that it would no longer be involved in the subadvisory management business. At a meeting held on February 26, 2008, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the limited services subadvisory agreement (the "Subadvisory Agreement") between PVA and Ibbotson Associates, Inc. ("Ibbotson") (the "Subadvisor"). Pursuant to the Advisory Agreement, PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and Subadvisor, the Subadvisor provides the day-to-day investment management for the Series.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the Independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon services provided to the series such as quarterly reports provided by PVA 1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of the Subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 18 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the new subadvisor, Ibbotson, with respect to its past performance as the manager of mutual funds with a similar investment objective. The Board reviewed the investment performance of the Series, along with the comparative performance information for the one year and three year periods for the mutual funds advised by Ibbotson. For both the one year period ended 12/31/2007 and the three year period ended 12/31/2007, Ibbotson outperformed the current subadvisor.

      PROFITABILITY. The Board also considered the level of profits realized by PVA and its affiliates in connection with the operation of the Series. In this regard, the Board reviewed the Series profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this result, the Board noted that the allocation profitability to PVA from the Series was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of September 30, 2007. The Board noted that the total expenses of the Series were the average total expenses for comparable funds and the contractual management fee was slightly lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that the profitability to PVA from the Series was reasonable.

      ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grow covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
             AGREEMENTS FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES:
                        AGGRESSIVE GROWTH (THE "SERIES")
                                  (CONTINUED)

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that were to be provided by the Subadvisor to the Series and its shareholders were reasonable. In addition, they received from Subadvisor and reviewed substantial written information as requested. In the course of deliberations and evaluations of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the subadvisory agreement, including the standard of care and termination and provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to Subadvisor to PVA, the methodology used by Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based, in part, upon the experience of the Subadvisor and the portfolio managers. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

      INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the new subadvisor, Ibbotson, with respect to its past performance as the manager of mutual funds with a similar investment objective. The Board reviewed the investment performance of the Series, along with the comparative performance information for the one year and three year periods for the mutual funds advised by Ibbotson. For both the one year period ended 12/31/2007 and the three year period ended 12/31/2007, Ibbotson outperformed the current subadvisor.

      PROFITABILITY. The Board did not consider profitability information for the Subadvisor noting that the subadvisory fee is pay by PVA and not the Series.

      SUBADVISORY FEE. The Board considered that the subadvisory fee is paid by PVA and not by the Series.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the series level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND
     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
             AGREEMENTS FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES:
                              GROWTH (THE "SERIES")

      The Board of Trustees is responsible for determining whether to approve the Series' advisory and subadvisory agreements. The current subadvisor, Standard & Poor's Investment Advisory Services LLC, advised the Series that it would no longer be involved in the subadvisory management business. At a meeting held on February 26, 2008, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the limited services subadvisory agreement (the "Subadvisory Agreement") between PVA and Ibbotson Associates, Inc. ("Ibbotson") (the "Subadvisor"). Pursuant to the Advisory Agreement, PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and Subadvisor, the Subadvisor provides the day-to-day investment management for the Series.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the Independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon services provided to the series such as quarterly reports provided by PVA 1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of the Subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 18 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the new subadvisor, Ibbotson, with respect to its past performance as the manager of mutual funds with a similar investment objective. The Board reviewed the investment performance of the Series, along with the comparative performance information for the one year and three year periods for the mutual funds advised by Ibbotson. For both the one year period ended 12/31/2007 and the three year period ended 12/31/2007, Ibbotson outperformed the current subadvisor.

      PROFITABILITY. The Board also considered the level of profits realized by PVA and its affiliates in connection with the operation of the Series. In this regard, the Board reviewed the Series profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this result, the Board noted that the allocation profitability to PVA from the Series was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of September 30, 2007. The Board noted that the total expenses of the Series were below the average of total expenses for comparable funds and the contractual management fee was slightly lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that the profitability to PVA from the Series was reasonable.

      ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grow covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
             AGREEMENTS FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES:
                              GROWTH (THE "SERIES")
                                  (CONTINUED)

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that were to be provided by the Subadvisor to the Series and its shareholders were reasonable. In addition, they received from Subadvisor and reviewed substantial written information as requested. In the course of deliberations and evaluations of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the subadvisory agreement, including the standard of care and termination and provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to Subadvisor to PVA, the methodology used by Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based, in part, upon the experience of the Subadvisor and the portfolio managers. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

      INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the new subadvisor, Ibbotson, with respect to its past performance as the manager of mutual funds with a similar investment objective. The Board reviewed the investment performance of the Series, along with the comparative performance information for the one year and three year periods for the mutual funds advised by Ibbotson. For both the one year period ended 12/31/2007 and the three year period ended 12/31/2007, Ibbotson outperformed the current subadvisor.

      PROFITABILITY. The Board did not consider profitability information for the Subadvisor noting that the subadvisory fee is pay by PVA and not the Series.

      SUBADVISORY FEE. The Board considered that the subadvisory fee is paid by PVA and not by the Series.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the series level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND
     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
             AGREEMENTS FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES:
                         MODERATE GROWTH (THE "SERIES")

      The Board of Trustees is responsible for determining whether to approve the Series' advisory and subadvisory agreements. The current subadvisor, Standard & Poor's Investment Advisory Services LLC, advised the Series that it would no longer be involved in the subadvisory management business. At a meeting held on February 26, 2008, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the limited services subadvisory agreement (the "Subadvisory Agreement") between PVA and Ibbotson Associates, Inc. ("Ibbotson") (the "Subadvisor"). Pursuant to the Advisory Agreement, PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and Subadvisor, the Subadvisor provides the day-to-day investment management for the Series.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the Independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon services provided to the series such as quarterly reports provided by PVA 1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of the Subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 18 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the new subadvisor, Ibbotson, with respect to its past performance as the manager of mutual funds with a similar investment objective. The Board reviewed the investment performance of the Series, along with the comparative performance information for the one year and three year periods for the mutual funds advised by Ibbotson. For both the one year period ended 12/31/2007 and the three year period ended 12/31/2007, Ibbotson outperformed the current subadvisor.

      PROFITABILITY. The Board also considered the level of profits realized by PVA and its affiliates in connection with the operation of the Series. In this regard, the Board reviewed the Series profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this result, the Board noted that the allocation profitability to PVA from the Series was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of September 30, 2007. The Board noted that the total expenses were below the average of the total expenses for comparable funds and the contractual management fee was the same as than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that the profitability to PVA from the Series was reasonable.

      ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grow covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
             AGREEMENTS FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES:
                         MODERATE GROWTH (THE "SERIES")
                                  (CONTINUED)

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that were to be provided by the Subadvisor to the Series and its shareholders were reasonable. In addition, they received from Subadvisor and reviewed substantial written information as requested. In the course of deliberations and evaluations of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the subadvisory agreement, including the standard of care and termination and provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to Subadvisor to PVA, the methodology used by Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based, in part, upon the experience of the Subadvisor and the portfolio managers. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

      INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the new subadvisor, Ibbotson, with respect to its past performance as the manager of mutual funds with a similar investment objective. The Board reviewed the investment performance of the Series, along with the comparative performance information for the one year and three year periods for the mutual funds advised by Ibbotson. For both the one year period ended 12/31/2007 and the three year period ended 12/31/2007, Ibbotson outperformed the current subadvisor.

      PROFITABILITY. The Board did not consider profitability information for the Subadvisor noting that the subadvisory fee is pay by PVA and not the Series.

      SUBADVISORY FEE. The Board considered that the subadvisory fee is paid by PVA and not by the Series.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the series level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND
     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
             AGREEMENTS FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES:
                            MODERATE (THE "SERIES")

      The Board of Trustees is responsible for determining whether to approve the Series' advisory and subadvisory agreements. The current subadvisor, Standard & Poor's Investment Advisory Services LLC, advised the Series that it would no longer be involved in the subadvisory management business. At a meeting held on February 26, 2008, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the limited services subadvisory agreement (the "Subadvisory Agreement") between PVA and Ibbotson Associates, Inc. ("Ibbotson") (the "Subadvisor"). Pursuant to the Advisory Agreement, PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and Subadvisor, the Subadvisor provides the day-to-day investment management for the Series.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the Independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Series and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders were reasonable. The Board's conclusion was based, in part, upon services provided to the series such as quarterly reports provided by PVA 1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of the Subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 18 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series' shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the new subadvisor, Ibbotson, with respect to its past performance as the manager of mutual funds with a similar investment objective. The Board reviewed the investment performance of the Series, along with the comparative performance information for the one year and three year periods for the mutual funds advised by Ibbotson. For the one year period ended 12/31/2007, Ibbotson's performance in one mutual fund was slightly below the current subadvisor, while it outperformed the current subadvisor in another mutual fund with a similar objective. For the three year period ended 12/31/2007, Ibbotson outperformed the current subadvisor.

      PROFITABILITY. The Board also considered the level of profits realized by PVA and its affiliates in connection with the operation of the Series. In this regard, the Board reviewed the Series profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this result, the Board noted that the allocation profitability to PVA from the Series was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of September 30, 2007. The Board noted that the total expenses of the Series were below the average of total expenses for comparable funds and the contractual management fee was slightly lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that the profitability to PVA from the Series was reasonable.

      ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale as the assets grow covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
     BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY
             AGREEMENTS FOR PHOENIX DYNAMIC ASSET ALLOCATION SERIES:
                             MODERATE (THE "SERIES")
                                  (CONTINUED)

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that were to be provided by the Subadvisor to the Series and its shareholders were reasonable. In addition, they received from Subadvisor and reviewed substantial written information as requested. In the course of deliberations and evaluations of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the subadvisory agreement, including the standard of care and termination and provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to Subadvisor to PVA, the methodology used by Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based, in part, upon the experience of the Subadvisor and the portfolio managers. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

      INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the new subadvisor, Ibbotson, with respect to its past performance as the manager of mutual funds with a similar investment objective. The Board reviewed the investment performance of the Series, along with the comparative performance information for the one year and three year periods for the mutual funds advised by Ibbotson. For the one year period ended 12/31/2007, Ibbotson's performance in one mutual fund was slightly below the current subadvisor, while it outperformed the current subadvisor in another mutual fund with a similar objective. For the three year period ended 12/31/2007, Ibbotson outperformed the current subadvisor.

      PROFITABILITY. The Board did not consider profitability information for the Subadvisor noting that the subadvisory fee is pay by PVA and not the Series.

      SUBADVISORY FEE. The Board considered that the subadvisory fee is paid by PVA and not by the Series.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders but noted that any economies would most likely be generated at the series level and not necessarily at the subadvisor level.

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, MA 01301

BOARD OF TRUSTEES
Frank M. Ellmer, CPA
Roger A. Gelfenbien
Eunice S. Groark
Frank E. Grzelecki
John R. Mallin
Hassell H. McClellan
Philip R. McLoughlin
Philip K. Polkinghorn

EXECUTIVE OFFICERS
Philip R. McLoughlin, Chairman
Philip K. Polkinghorn, President
Gina Collopy O'Connell, Senior Vice President
Nancy G. Curtiss, Senior Vice President
Marc Baltuch, Chief Compliance Officer
W. Patrick Bradley, Vice President, Chief Financial
   Officer, Treasurer and Principal Accounting Officer
Kathleen A. McGah, Vice President, Chief
   Legal Officer, Counsel and Secretary

INVESTMENT ADVISOR
Phoenix Variable Advisors, Inc.
One American Row
Hartford, CT 06102-5056

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

[PHOENIX LOGO]                                                   PRSRT STD
                                                               U.S. Postage
PHOENIX LIFE INSURANCE COMPANY                                    P A I D
PO Box 22012                                                      Andrew
Albany, NY 12201-2012                                           Associates

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

BPD35675
G0144A (C) 2008 The Phoenix Companies, Inc.




ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Phoenix Edge Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)


Date       September 5, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date       September 5, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Vice President, Chief
                           Financial Officer, Treasurer and Principal
                           Accounting Officer
                           (principal financial officer)

Date       September 5, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.